UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03583

Fidelity Mt. Vernon Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Growth Strategies K6 Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

onsemi	3.1
AutoZone, Inc.	3.1
Synopsys, Inc.	2.9
Mettler-Toledo International, Inc.	2.8
DexCom, Inc.	2.4
Copart, Inc.	2.4
Cadence Design Systems, Inc.	2.3
ResMed, Inc.	2.3
MSCI, Inc.	2.3
Old Dominion Freight Lines, Inc.	2.1
25.7

Market Sectors (% of Fund's net assets)

Information Technology	23.9
Industrials	22.5
Health Care	17.1
Consumer Discretionary	13.0
Financials	8.2
Energy	4.6
Consumer Staples	3.2
Communication Services	3.1
Materials	1.2
Real Estate	1.1

Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Interactive Media & Services - 1.1%
Pinterest, Inc. Class A (a)	57,700	1,381,338
Media - 2.0%
The Trade Desk, Inc. (a)	37,900	2,656,032
TOTAL COMMUNICATION SERVICES		4,037,370
CONSUMER DISCRETIONARY - 13.0%
Automobile Components - 0.5%
Atmus Filtration Technologies, Inc.	6,500	134,810
Mobileye Global, Inc. (b)	13,000	579,410
		714,220
Distributors - 1.5%
Genuine Parts Co.	5,935	883,900
Pool Corp. (b)	3,420	1,081,507
		1,965,407
Diversified Consumer Services - 0.5%
Duolingo, Inc. (a)	4,200	628,194
Hotels, Restaurants & Leisure - 3.2%
Chipotle Mexican Grill, Inc. (a)	470	975,950
Choice Hotels International, Inc. (b)	7,700	873,873
Churchill Downs, Inc.	9,800	1,331,036
Domino's Pizza, Inc.	3,274	948,969
		4,129,828
Household Durables - 0.6%
NVR, Inc. (a)	100	555,422
PulteGroup, Inc.	3,100	204,848
		760,270
Specialty Retail - 6.6%
AutoZone, Inc. (a)	1,680	4,009,891
Foot Locker, Inc.	12,600	319,032
Murphy U.S.A., Inc.	200	55,284
O'Reilly Automotive, Inc. (a)	3,017	2,725,286
Tractor Supply Co.	7,200	1,509,048
		8,618,541
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)	304	144,400
TOTAL CONSUMER DISCRETIONARY		16,960,860
CONSUMER STAPLES - 3.2%
Beverages - 0.7%
Brown-Forman Corp. Class B (non-vtg.)	10,378	641,049
Celsius Holdings, Inc. (a)	1,700	213,401
		854,450
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp.	1,810	363,973
Food Products - 2.1%
Bunge Ltd.	7,041	652,278
Darling Ingredients, Inc. (a)	11,064	701,236
Lamb Weston Holdings, Inc.	12,700	1,412,240
		2,765,754
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	939	172,804
Kenvue, Inc.	170	4,265
		177,069
TOTAL CONSUMER STAPLES		4,161,246
ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Cheniere Energy, Inc.	12,100	1,691,217
Hess Corp.	10,058	1,274,047
Marathon Petroleum Corp.	2,000	209,820
Occidental Petroleum Corp.	7,900	455,514
PDC Energy, Inc.	24,700	1,694,914
Valero Energy Corp.	6,500	695,760
		6,021,272
FINANCIALS - 8.2%
Capital Markets - 6.2%
Ameriprise Financial, Inc.	6,800	2,029,596
LPL Financial	3,900	759,642
MarketAxess Holdings, Inc.	2,918	794,892
Moody's Corp.	705	223,400
MSCI, Inc.	6,336	2,981,278
State Street Corp.	10,800	734,616
T. Rowe Price Group, Inc.	3,420	366,487
Tradeweb Markets, Inc. Class A	1,769	118,435
		8,008,346
Financial Services - 0.0%
Adyen BV (a)(c)	8	13,103
Insurance - 2.0%
Arthur J. Gallagher & Co.	6,538	1,309,758
Everest Re Group Ltd.	2,300	782,046
Globe Life, Inc.	3,500	361,130
Hartford Financial Services Group, Inc.	2,700	185,004
		2,637,938
TOTAL FINANCIALS		10,659,387
HEALTH CARE - 17.1%
Health Care Equipment & Supplies - 8.7%
Baxter International, Inc.	18,000	732,960
DexCom, Inc. (a)	26,900	3,154,294
Edwards Lifesciences Corp. (a)	3,670	309,124
Haemonetics Corp. (a)	1,700	143,820
IDEXX Laboratories, Inc. (a)	704	327,198
Insulet Corp. (a)	7,300	2,002,025
Intuitive Surgical, Inc. (a)	815	250,890
Penumbra, Inc. (a)	1,100	338,074
ResMed, Inc.	14,282	3,010,503
Shockwave Medical, Inc. (a)	3,800	1,045,342
		11,314,230
Health Care Providers & Services - 2.0%
Laboratory Corp. of America Holdings	2,314	491,794
McKesson Corp.	2,800	1,094,352
Molina Healthcare, Inc. (a)	3,800	1,040,820
		2,626,966
Health Care Technology - 0.9%
Doximity, Inc. (a)(b)	15,800	484,586
Veeva Systems, Inc. Class A (a)	4,426	733,388
		1,217,974
Life Sciences Tools & Services - 5.5%
Agilent Technologies, Inc.	1,200	138,804
Charles River Laboratories International, Inc. (a)	7,500	1,450,350
Mettler-Toledo International, Inc. (a)	2,715	3,588,877
West Pharmaceutical Services, Inc.	5,835	1,952,566
		7,130,597
TOTAL HEALTH CARE		22,289,767
INDUSTRIALS - 22.5%
Aerospace & Defense - 1.1%
TransDigm Group, Inc.	1,888	1,460,651
Building Products - 2.7%
Builders FirstSource, Inc. (a)	5,000	579,750
Carrier Global Corp.	34,400	1,406,960
Trane Technologies PLC	9,000	1,469,070
		3,455,780
Commercial Services & Supplies - 4.9%
Cintas Corp.	5,300	2,502,342
Copart, Inc. (a)	35,503	3,109,708
GFL Environmental, Inc.	15,489	559,772
Tetra Tech, Inc.	1,408	193,558
		6,365,380
Construction & Engineering - 1.7%
EMCOR Group, Inc.	2,300	379,132
Quanta Services, Inc.	10,000	1,775,800
		2,154,932
Electrical Equipment - 1.7%
AMETEK, Inc.	8,550	1,240,349
Atkore, Inc. (a)	8,046	939,531
		2,179,880
Ground Transportation - 2.2%
Lyft, Inc. (a)	17,250	155,595
Old Dominion Freight Lines, Inc.	8,951	2,778,748
		2,934,343
Machinery - 4.2%
Cummins, Inc.	3,800	776,758
IDEX Corp.	3,520	701,043
Otis Worldwide Corp.	9,555	759,718
PACCAR, Inc.	10,900	749,702
Parker Hannifin Corp.	4,200	1,345,848
Toro Co.	11,821	1,156,448
		5,489,517
Professional Services - 2.2%
Booz Allen Hamilton Holding Corp. Class A	3,970	399,303
Paychex, Inc.	9,600	1,007,328
Paycom Software, Inc.	4,000	1,120,520
SS&C Technologies Holdings, Inc.	5,900	324,264
		2,851,415
Trading Companies & Distributors - 1.8%
W.W. Grainger, Inc.	3,600	2,336,472
TOTAL INDUSTRIALS		29,228,370
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 1.6%
Arista Networks, Inc. (a)	12,600	2,095,884
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. Class A	24,700	1,863,615
Keysight Technologies, Inc. (a)	6,600	1,067,880
		2,931,495
IT Services - 1.6%
EPAM Systems, Inc. (a)	4,200	1,077,804
Twilio, Inc. Class A (a)	14,400	1,002,528
		2,080,332
Semiconductors & Semiconductor Equipment - 7.1%
Broadcom, Inc.	450	363,582
Enphase Energy, Inc. (a)	4,100	712,908
KLA Corp.	900	398,691
Lam Research Corp.	503	310,200
Lattice Semiconductor Corp. (a)	15,991	1,300,228
Monolithic Power Systems, Inc.	3,400	1,665,694
NXP Semiconductors NV	2,414	432,347
onsemi (a)	48,579	4,061,206
		9,244,856
Software - 11.3%
Atlassian Corp. PLC (a)	1,509	272,812
Autodesk, Inc. (a)	1,911	381,034
Cadence Design Systems, Inc. (a)	13,100	3,024,921
DocuSign, Inc. (a)	13,900	783,960
Dynatrace, Inc. (a)	22,900	1,167,671
Fortinet, Inc. (a)	38,500	2,630,705
HubSpot, Inc. (a)	1,812	938,598
Intuit, Inc.	800	335,296
Roper Technologies, Inc.	816	370,644
Synopsys, Inc. (a)	8,200	3,730,672
Zoom Video Communications, Inc. Class A (a)	17,000	1,141,210
		14,777,523
TOTAL INFORMATION TECHNOLOGY		31,130,090
MATERIALS - 1.2%
Metals & Mining - 1.2%
Steel Dynamics, Inc.	16,900	1,553,110
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
SBA Communications Corp. Class A	834	184,965
VICI Properties, Inc.	38,200	1,181,526
		1,366,491
TOTAL COMMON STOCKS (Cost $84,037,337)		127,407,963

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	2,881,540	2,882,117
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	3,126,912	3,127,225
TOTAL MONEY MARKET FUNDS (Cost $6,009,342)		6,009,342

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $90,046,679)	133,417,305
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(3,222,387)
NET ASSETS - 100.0%	130,194,918

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,103 or 0.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,816,993	25,702,825	25,637,701	64,430	-	-	2,882,117	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	1,108,800	12,454,305	10,435,880	6,327	-	-	3,127,225	0.0%
Total	3,925,793	38,157,130	36,073,581	70,757	-	-	6,009,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,037,370	4,037,370	-	-
Consumer Discretionary	16,960,860	16,960,860	-	-
Consumer Staples	4,161,246	4,161,246	-	-
Energy	6,021,272	6,021,272	-	-
Financials	10,659,387	10,646,284	13,103	-
Health Care	22,289,767	22,289,767	-	-
Industrials	29,228,370	29,228,370	-	-
Information Technology	31,130,090	31,130,090	-	-
Materials	1,553,110	1,553,110	-	-
Real Estate	1,366,491	1,366,491	-	-

Money Market Funds	6,009,342	6,009,342	-	-
Total Investments in Securities:	133,417,305	133,404,202	13,103	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,994,178) - See accompanying schedule:
Unaffiliated issuers (cost $84,037,337)	$127,407,963
Fidelity Central Funds (cost $6,009,342)	6,009,342

Total Investment in Securities (cost $90,046,679)		$133,417,305
Receivable for investments sold		192,387
Receivable for fund shares sold		7,509
Dividends receivable		74,324
Distributions receivable from Fidelity Central Funds		12,916
Other receivables		1,191
Total assets		133,705,632
Liabilities
Payable for investments purchased	$312,589
Payable for fund shares redeemed	21,504
Accrued management fee	49,396
Collateral on securities loaned	3,127,225
Total Liabilities		3,510,714
Net Assets		$130,194,918
Net Assets consist of:
Paid in capital		$93,752,251
Total accumulated earnings (loss)		36,442,667
Net Assets		$130,194,918
Net Asset Value , offering price and redemption price per share ($130,194,918 ÷ 9,848,753 shares)		$13.22

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$440,765
Income from Fidelity Central Funds (including $6,327 from security lending)		70,757
Total Income		511,522
Expenses
Management fee	$294,812
Independent trustees' fees and expenses	416
Total expenses before reductions	295,228
Expense reductions	(46)
Total expenses after reductions		295,182
Net Investment income (loss)		216,340
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,861,902
Total net realized gain (loss)		2,861,902
Change in net unrealized appreciation (depreciation) on investment securities		(3,786,905)
Net gain (loss)		(925,003)
Net increase (decrease) in net assets resulting from operations		$(708,663)
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$216,340	$294,767
Net realized gain (loss)	2,861,902	(9,951,615)
Change in net unrealized appreciation (depreciation)	(3,786,905)	(23,147,836)
Net increase (decrease) in net assets resulting from operations	(708,663)	(32,804,684)
Distributions to shareholders	(324,034)	(34,673,946)
Share transactions
Proceeds from sales of shares	10,880,260	35,472,984
Reinvestment of distributions	324,034	34,673,946
Cost of shares redeemed	(11,306,149)	(28,706,740)
Net increase (decrease) in net assets resulting from share transactions	(101,855)	41,440,190
Total increase (decrease) in net assets	(1,134,552)	(26,038,440)

Net Assets
Beginning of period	131,329,470	157,367,910
End of period	$130,194,918	$131,329,470

Other Information
Shares
Sold	822,468	2,415,188
Issued in reinvestment of distributions	26,069	2,051,713
Redeemed	(858,260)	(2,139,490)
Net increase (decrease)	(9,723)	2,327,411

Financial Highlights
Fidelity® Growth Strategies K6 Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.32	$20.90	$17.06	$13.69	$11.21	$10.95
Income from Investment Operations
Net investment income (loss) A,B	.02	.03	(.01)	.04 C	.06 D	.09 E
Net realized and unrealized gain (loss)	(.09)	(3.21)	4.29	3.40	2.51	.20
Total from investment operations	(.07)	(3.18)	4.28	3.44	2.57	.29
Distributions from net investment income	(.03)	-	(.02)	(.07)	(.09)	(.03)
Distributions from net realized gain	-	(4.40)	(.42)	-	-	-
Total distributions	(.03)	(4.40)	(.44)	(.07)	(.09)	(.03)
Net asset value, end of period	$13.22	$13.32	$20.90	$17.06	$13.69	$11.21
Total Return F,G	(.49)%	(19.67)%	25.64%	25.24%	23.18%	2.68%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.45% J	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% J	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% J	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.33% J	.22%	(.06)%	.25% C	.49% D	.76% E
Supplemental Data
Net assets, end of period (000 omitted)	$130,195	$131,329	$157,368	$182,192	$165,691	$132,993
Portfolio turnover rate K	72% J,L	78% L	51%	73%	66% L	51% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .39%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .52%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity Growth Strategies K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$44,847,923
Gross unrealized depreciation	(1,514,540)
Net unrealized appreciation (depreciation)	$43,333,383
Tax cost	$90,083,922

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,927,305)
Total capital loss carryforward	$(9,927,305)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies K6 Fund	47,002,708	45,928,743

Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Strategies K6 Fund	57,451	734,795

Prior Year Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.
	Shares	Total Proceeds ($)
Fidelity Growth Strategies K6 Fund	324,690	4,286,560
5. Fees and Other Transactions with Affiliates.
Management Fee.   Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Strategies K6 Fund	$677

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.   Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Strategies K6 Fund	1,431,404	1,153,685	38,403
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Strategies K6 Fund	$695	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $46.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® Growth Strategies K6 Fund	.45%
Actual		$ 1,000	$ 995.10	$ 2.24
Hypothetical- B		$ 1,000	$ 1,022.69	$ 2.27

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Growth Strategies K6 Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883994.106
FEGK6-SANN-0723
Fidelity® Growth Strategies Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

onsemi	3.1
AutoZone, Inc.	3.0
Synopsys, Inc.	2.9
Mettler-Toledo International, Inc.	2.7
DexCom, Inc.	2.4
Copart, Inc.	2.4
Cadence Design Systems, Inc.	2.3
ResMed, Inc.	2.3
MSCI, Inc.	2.3
Old Dominion Freight Lines, Inc.	2.1
25.5

Market Sectors (% of Fund's net assets)

Information Technology	23.9
Industrials	22.3
Health Care	17.2
Consumer Discretionary	13.0
Financials	8.2
Energy	4.6
Consumer Staples	3.2
Communication Services	3.1
Materials	1.2
Real Estate	1.1

Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.1%
Interactive Media & Services - 1.1%
Pinterest, Inc. Class A (a)	1,282,300	30,698
Media - 2.0%
The Trade Desk, Inc. (a)	827,000	57,956
TOTAL COMMUNICATION SERVICES		88,654
CONSUMER DISCRETIONARY - 13.0%
Automobile Components - 0.6%
Atmus Filtration Technologies, Inc.	144,500	2,997
Mobileye Global, Inc. (b)	300,000	13,371
		16,368
Distributors - 1.5%
Genuine Parts Co.	132,765	19,773
Pool Corp. (b)	76,075	24,057
		43,830
Diversified Consumer Services - 0.5%
Duolingo, Inc. (a)	96,125	14,377
Hotels, Restaurants & Leisure - 3.2%
Chipotle Mexican Grill, Inc. (a)	10,530	21,865
Choice Hotels International, Inc. (b)	172,459	19,572
Churchill Downs, Inc.	214,000	29,065
Domino's Pizza, Inc.	73,000	21,159
		91,661
Household Durables - 0.6%
NVR, Inc. (a)	2,342	13,008
PulteGroup, Inc.	70,000	4,626
		17,634
Specialty Retail - 6.5%
AutoZone, Inc. (a)	37,000	88,313
Foot Locker, Inc.	282,200	7,145
Murphy U.S.A., Inc.	2,600	719
O'Reilly Automotive, Inc. (a)	66,383	59,964
Tractor Supply Co. (b)	160,800	33,702
		189,843
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)	4,687	2,226
TOTAL CONSUMER DISCRETIONARY		375,939
CONSUMER STAPLES - 3.2%
Beverages - 0.6%
Brown-Forman Corp. Class B (non-vtg.)	214,622	13,257
Celsius Holdings, Inc. (a)	38,800	4,871
		18,128
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp.	38,590	7,760
Food Products - 2.1%
Bunge Ltd.	157,959	14,633
Darling Ingredients, Inc. (a)	246,936	15,651
Lamb Weston Holdings, Inc.	283,000	31,470
		61,754
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	21,261	3,913
Kenvue, Inc.	2,986	75
		3,988
TOTAL CONSUMER STAPLES		91,630
ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Cheniere Energy, Inc.	269,600	37,682
Hess Corp.	223,742	28,341
Marathon Petroleum Corp.	47,821	5,017
Occidental Petroleum Corp.	170,000	9,802
PDC Energy, Inc.	552,642	37,922
Valero Energy Corp.	143,800	15,392
		134,156
FINANCIALS - 8.2%
Capital Markets - 6.1%
Ameriprise Financial, Inc.	146,003	43,578
LPL Financial	85,200	16,595
MarketAxess Holdings, Inc.	67,344	18,345
Moody's Corp.	16,995	5,385
MSCI, Inc.	139,882	65,819
State Street Corp.	243,100	16,536
T. Rowe Price Group, Inc.	78,080	8,367
Tradeweb Markets, Inc. Class A	38,831	2,600
		177,225
Financial Services - 0.1%
Adyen BV (a)(c)	1,392	2,280
Insurance - 2.0%
Arthur J. Gallagher & Co.	146,962	29,441
Everest Re Group Ltd.	50,697	17,238
Globe Life, Inc.	69,400	7,161
Hartford Financial Services Group, Inc.	55,300	3,789
		57,629
TOTAL FINANCIALS		237,134
HEALTH CARE - 17.2%
Health Care Equipment & Supplies - 8.7%
Baxter International, Inc.	425,000	17,306
DexCom, Inc. (a)	602,100	70,602
Edwards Lifesciences Corp. (a)	82,854	6,979
Haemonetics Corp. (a)	36,900	3,122
IDEXX Laboratories, Inc. (a)	15,996	7,434
Insulet Corp. (a)	159,500	43,743
Intuitive Surgical, Inc. (a)	17,969	5,532
Penumbra, Inc. (a)	25,500	7,837
ResMed, Inc.	313,632	66,110
Shockwave Medical, Inc. (a)	84,700	23,300
		251,965
Health Care Providers & Services - 2.2%
Laboratory Corp. of America Holdings	51,486	10,942
McKesson Corp.	74,000	28,922
Molina Healthcare, Inc. (a)	83,000	22,734
		62,598
Health Care Technology - 0.9%
Doximity, Inc. (a)(b)	349,300	10,713
Veeva Systems, Inc. Class A (a)	99,974	16,566
		27,279
Life Sciences Tools & Services - 5.4%
Agilent Technologies, Inc.	28,200	3,262
Charles River Laboratories International, Inc. (a)	162,700	31,463
Mettler-Toledo International, Inc. (a)	59,700	78,916
West Pharmaceutical Services, Inc.	132,558	44,358
		157,999
TOTAL HEALTH CARE		499,841
INDUSTRIALS - 22.3%
Aerospace & Defense - 1.1%
TransDigm Group, Inc.	43,147	33,381
Building Products - 2.7%
Builders FirstSource, Inc. (a)	121,500	14,088
Carrier Global Corp.	750,000	30,675
Trane Technologies PLC	202,600	33,070
		77,833
Commercial Services & Supplies - 4.9%
Cintas Corp.	121,568	57,397
Copart, Inc. (a)	782,697	68,556
GFL Environmental, Inc.	343,123	12,400
Tetra Tech, Inc.	31,992	4,398
		142,751
Construction & Engineering - 1.5%
EMCOR Group, Inc.	39,050	6,437
Quanta Services, Inc.	218,200	38,748
		45,185
Electrical Equipment - 1.7%
AMETEK, Inc.	190,850	27,687
Atkore, Inc. (a)	177,954	20,780
		48,467
Ground Transportation - 2.2%
Lyft, Inc. (a)	234,028	2,111
Old Dominion Freight Lines, Inc.	196,834	61,105
		63,216
Machinery - 4.2%
Cummins, Inc.	82,700	16,905
IDEX Corp.	76,680	15,272
Otis Worldwide Corp.	212,545	16,899
PACCAR, Inc.	234,800	16,150
Parker Hannifin Corp.	94,000	30,121
Toro Co.	263,038	25,733
		121,080
Professional Services - 2.2%
Booz Allen Hamilton Holding Corp. Class A	82,930	8,341
Paychex, Inc.	206,900	21,710
Paycom Software, Inc.	89,800	25,156
SS&C Technologies Holdings, Inc.	136,000	7,475
		62,682
Trading Companies & Distributors - 1.8%
W.W. Grainger, Inc.	80,000	51,922
TOTAL INDUSTRIALS		646,517
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 1.6%
Arista Networks, Inc. (a)	282,400	46,974
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp. Class A	530,000	39,989
Keysight Technologies, Inc. (a)	145,000	23,461
		63,450
IT Services - 1.6%
EPAM Systems, Inc. (a)	93,300	23,943
Twilio, Inc. Class A (a)	322,000	22,418
		46,361
Semiconductors & Semiconductor Equipment - 7.1%
Broadcom, Inc.	11,997	9,693
Enphase Energy, Inc. (a)	91,100	15,840
KLA Corp.	19,000	8,417
Lam Research Corp.	11,574	7,138
Lattice Semiconductor Corp. (a)	351,709	28,597
Monolithic Power Systems, Inc.	74,300	36,400
NXP Semiconductors NV	54,386	9,741
onsemi (a)	1,071,815	89,604
		205,430
Software - 11.4%
Atlassian Corp. PLC (a)	33,991	6,145
Autodesk, Inc. (a)	40,989	8,173
Cadence Design Systems, Inc. (a)	293,856	67,854
DocuSign, Inc. (a)	295,900	16,689
Dynatrace, Inc. (a)	500,000	25,495
Fortinet, Inc. (a)	862,300	58,921
HubSpot, Inc. (a)	44,005	22,794
Intuit, Inc.	17,995	7,542
Roper Technologies, Inc.	19,666	8,933
Synopsys, Inc. (a)	183,400	83,440
Zoom Video Communications, Inc. Class A (a)	373,900	25,100
		331,086
TOTAL INFORMATION TECHNOLOGY		693,301
MATERIALS - 1.2%
Metals & Mining - 1.2%
Steel Dynamics, Inc.	376,000	34,554
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
SBA Communications Corp. Class A	19,466	4,317
VICI Properties, Inc.	847,600	26,216
		30,533
TOTAL COMMON STOCKS (Cost $1,816,257)		2,832,259

Money Market Funds - 4.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (d)	67,687,508	67,701
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	63,276,694	63,283
TOTAL MONEY MARKET FUNDS (Cost $130,983)		130,984

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,947,240)	2,963,243
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(66,154)
NET ASSETS - 100.0%	2,897,089

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,280,000 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	63,334	456,165	451,798	1,336	-	-	67,701	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	30,126	432,841	399,684	164	-	-	63,283	0.2%
Total	93,460	889,006	851,482	1,500	-	-	130,984

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	88,654	88,654	-	-
Consumer Discretionary	375,939	375,939	-	-
Consumer Staples	91,630	91,630	-	-
Energy	134,156	134,156	-	-
Financials	237,134	234,854	2,280	-
Health Care	499,841	499,841	-	-
Industrials	646,517	646,517	-	-
Information Technology	693,301	693,301	-	-
Materials	34,554	34,554	-	-
Real Estate	30,533	30,533	-	-

Money Market Funds	130,984	130,984	-	-
Total Investments in Securities:	2,963,243	2,960,963	2,280	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,508) - See accompanying schedule:
Unaffiliated issuers (cost $1,816,257)	$2,832,259
Fidelity Central Funds (cost $130,983)	130,984

Total Investment in Securities (cost $1,947,240)		$2,963,243
Receivable for investments sold		4,101
Receivable for fund shares sold		1,262
Dividends receivable		1,652
Distributions receivable from Fidelity Central Funds		298
Other receivables		40
Total assets		2,970,596
Liabilities
Payable for investments purchased	$6,307
Payable for fund shares redeemed	2,087
Accrued management fee	1,351
Other affiliated payables	432
Other payables and accrued expenses	48
Collateral on securities loaned	63,282
Total Liabilities		73,507
Net Assets		$2,897,089
Net Assets consist of:
Paid in capital		$1,982,140
Total accumulated earnings (loss)		914,949
Net Assets		$2,897,089

Net Asset Value and Maximum Offering Price
Growth Strategies :
Net Asset Value , offering price and redemption price per share ($2,704,701 ÷ 54,563 shares)		$49.57
Class K :
Net Asset Value , offering price and redemption price per share ($192,388 ÷ 3,830 shares)		$50.23

Statement of Operations
Amounts in thousands		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$9,826
Income from Fidelity Central Funds (including $164 from security lending)		1,500
Total Income		11,326
Expenses
Management fee
Basic fee	$7,635
Performance adjustment	164
Transfer agent fees	2,213
Accounting fees	377
Custodian fees and expenses	16
Independent trustees' fees and expenses	9
Registration fees	43
Audit	41
Legal	3
Miscellaneous	6
Total expenses before reductions	10,507
Expense reductions	(68)
Total expenses after reductions		10,439
Net Investment income (loss)		887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	70,964
Redemptions in-kind	305
Total net realized gain (loss)		71,269
Change in net unrealized appreciation (depreciation) on investment securities		(90,958)
Net gain (loss)		(19,689)
Net increase (decrease) in net assets resulting from operations		$(18,802)
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$887	$(4,490)
Net realized gain (loss)	71,269	(154,437)
Change in net unrealized appreciation (depreciation)	(90,958)	(557,710)
Net increase (decrease) in net assets resulting from operations	(18,802)	(716,637)
Distributions to shareholders	-	(458,304)
Share transactions - net increase (decrease)	(54,951)	513,523
Total increase (decrease) in net assets	(73,753)	(661,418)

Net Assets
Beginning of period	2,970,842	3,632,260
End of period	$2,897,089	$2,970,842

Financial Highlights
Fidelity® Growth Strategies Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$49.87	$71.14	$61.57	$50.98	$41.90	$40.96
Income from Investment Operations
Net investment income (loss) A,B	.01	(.08)	(.15)	.04 C	.30	.25 D
Net realized and unrealized gain (loss)	(.31)	(12.20)	14.72	12.31	9.13	.87
Total from investment operations	(.30)	(12.28)	14.57	12.35	9.43	1.12
Distributions from net investment income	-	-	-	(.22)	(.28)	(.16)
Distributions from net realized gain	-	(8.99)	(5.00)	(1.55)	(.06)	(.02)
Total distributions	-	(8.99)	(5.00)	(1.76) E	(.35) E	(.18)
Net asset value, end of period	$49.57	$49.87	$71.14	$61.57	$50.98	$41.90
Total Return F,G	(.60)%	(19.98)%	25.31%	25.02%	22.76%	2.74%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.73% J	.83%	.63%	.63%	.56%	.59%
Expenses net of fee waivers, if any	.73% J	.83%	.63%	.63%	.56%	.59%
Expenses net of all reductions	.73% J	.83%	.63%	.63%	.55%	.59%
Net investment income (loss)	.05% J	(.16)%	(.23)%	.07% C	.67%	.59% D
Supplemental Data
Net assets, end of period (in millions)	$2,705	$2,773	$3,381	$3,011	$2,860	$2,349
Portfolio turnover rate K	68% J,L	74% L	49%	67%	66% L	43% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .38%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Growth Strategies Fund Class K

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$50.50	$71.85	$62.08	$51.38	$42.23	$41.29
Income from Investment Operations
Net investment income (loss) A,B	.04	(.02)	(.08)	.10 C	.36	.31 D
Net realized and unrealized gain (loss)	(.31)	(12.34)	14.85	12.42	9.20	.86
Total from investment operations	(.27)	(12.36)	14.77	12.52	9.56	1.17
Distributions from net investment income	-	-	-	(.27)	(.34)	(.21)
Distributions from net realized gain	-	(8.99)	(5.00)	(1.55)	(.06)	(.02)
Total distributions	-	(8.99)	(5.00)	(1.82)	(.41) E	(.23)
Net asset value, end of period	$50.23	$50.50	$71.85	$62.08	$51.38	$42.23
Total Return F,G	(.53)%	(19.89)%	25.44%	25.17%	22.94%	2.84%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.61% J	.72%	.52%	.52%	.43%	.46%
Expenses net of fee waivers, if any	.61% J	.71%	.52%	.52%	.43%	.46%
Expenses net of all reductions	.61% J	.71%	.52%	.51%	.43%	.46%
Net investment income (loss)	.17% J	(.05)%	(.13)%	.19% C	.79%	.72% D
Supplemental Data
Net assets, end of period (in millions)	$192	$198	$251	$236	$236	$205
Portfolio turnover rate K	68% J,L	74% L	49%	67%	66% L	43% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .51%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Strategies Fund	$13

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,047,770
Gross unrealized depreciation	(31,789)
Net unrealized appreciation (depreciation)	$1,015,981
Tax cost	$1,947,262

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(169,462)

The Fund elected to defer to its next fiscal year approximately $3,640 of ordinary losses recognized during the period January 1, 2022 to November 30, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies Fund	966,522	985,538

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Growth Strategies Fund	15	305	735	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Growth Strategies Fund	377	15,128	25,077	Growth Strategies, Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Growth Strategies	$2,173.16
Class K	40.04
	$2,213

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Growth Strategies Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Strategies Fund	$15

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Strategies Fund	33,091	22,190	1,824

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Growth Strategies Fund	$3
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Strategies Fund	$18	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $67.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Growth Strategies Fund
Distributions to shareholders
Growth Strategies	$-	$426,994
Class K	-	31,310
Total	$-	$458,304
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Growth Strategies Fund
Growth Strategies
Shares sold	2,369	9,491	$116,577	$484,754
Reinvestment of distributions	-	6,391	-	406,035
Shares redeemed	(3,410)	(7,802)	(167,167)	(404,797)
Net increase (decrease)	(1,041)	8,080	$(50,590)	$485,992
Class K
Shares sold	418	808	$21,111	$40,950
Reinvestment of distributions	-	487	-	31,310
Shares redeemed	(506)	(876)	(25,472)	(44,729)
Net increase (decrease)	(88)	419	$(4,361)	$27,531
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity® Growth Strategies Fund
Fidelity® Growth Strategies Fund	.73%
Actual		$ 1,000	$ 994.00	$ 3.63
Hypothetical- B		$ 1,000	$ 1,021.29	$ 3.68
Class K	.61%
Actual		$ 1,000	$ 994.70	$ 3.03
Hypothetical- B		$ 1,000	$ 1,021.89	$ 3.07

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Growth Strategies Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704532.125
FEG-SANN-0723
Fidelity® Series Growth Company Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

NVIDIA Corp.	14.1
Apple, Inc.	11.4
Microsoft Corp.	7.2
Amazon.com, Inc.	5.8
Alphabet, Inc. Class A	4.7
lululemon athletica, Inc.	3.5
Alphabet, Inc. Class C	2.4
Salesforce, Inc.	1.5
Tesla, Inc.	1.3
Oracle Corp.	1.1
53.0

Market Sectors (% of Fund's net assets)

Information Technology	44.9
Consumer Discretionary	17.5
Health Care	14.6
Communication Services	9.2
Industrials	4.6
Consumer Staples	3.0
Financials	2.9
Energy	1.4
Materials	0.8
Real Estate	0.1
Utilities	0.1

Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.0%
Entertainment - 0.8%
Electronic Arts, Inc.	3,954	506,112
Netflix, Inc. (a)	224,229	88,622,028
Roblox Corp. (a)	3,300	138,138
Roku, Inc. Class A (a)	102,576	5,969,923
The Walt Disney Co. (a)	52,976	4,659,769
		99,895,970
Interactive Media & Services - 7.8%
Alphabet, Inc.:
Class A (a)	4,973,180	611,054,627
Class C (a)	2,562,460	316,130,690
Epic Games, Inc. (a)(b)(c)	11,800	8,306,728
IAC, Inc. (a)	9,900	552,816
Meta Platforms, Inc. Class A (a)	263,130	69,655,774
Snap, Inc. Class A (a)	550,281	5,612,866
		1,011,313,501
Media - 0.0%
The Trade Desk, Inc. (a)	8,800	616,704
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	390,553	53,603,399
TOTAL COMMUNICATION SERVICES		1,165,429,574
CONSUMER DISCRETIONARY - 17.2%
Automobile Components - 0.0%
Mobileye Global, Inc. (d)	77,100	3,436,347
Automobiles - 1.5%
Neutron Holdings, Inc. (a)(b)(c)	438,358	11,222
Rad Power Bikes, Inc. (a)(b)(c)	249,183	523,284
Rivian Automotive, Inc. (a)(d)	1,733,319	25,531,789
Tesla, Inc. (a)	845,755	172,474,817
		198,541,112
Broadline Retail - 6.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	96,300	7,660,665
Amazon.com, Inc. (a)	6,254,460	754,162,787
Etsy, Inc. (a)	23,581	1,911,240
Ollie's Bargain Outlet Holdings, Inc. (a)	816,387	44,999,251
PDD Holdings, Inc. ADR (a)	21,100	1,378,252
Vipshop Holdings Ltd. ADR (a)	266,300	3,813,416
		813,925,611
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A (a)	51,800	5,686,086
Booking Holdings, Inc. (a)	22,072	55,373,571
Chipotle Mexican Grill, Inc. (a)	10,340	21,470,907
Dutch Bros, Inc. (a)(d)	32,800	930,208
Expedia, Inc. (a)	61,900	5,924,449
Hyatt Hotels Corp. Class A (d)	6,083	653,801
Marriott International, Inc. Class A	91,650	15,377,954
McDonald's Corp.	4,325	1,233,101
Penn Entertainment, Inc. (a)	776,000	19,431,040
Shake Shack, Inc. Class A (a)(d)	26,336	1,742,653
Sonder Holdings, Inc.:
rights (a)(c)	14,240	997
rights (a)(c)	14,240	712
rights (a)(c)	14,239	570
rights (a)(c)	14,239	427
rights (a)(c)	14,238	285
rights (a)(c)	14,238	285
Starbucks Corp.	131,753	12,864,363
Sweetgreen, Inc. Class A (a)	474,051	4,517,706
Trip.com Group Ltd. ADR (a)	186,800	5,899,144
Yum China Holdings, Inc.	158,012	8,921,358
Zomato Ltd. (a)	3,744,500	3,126,832
		163,156,449
Household Durables - 0.4%
Lennar Corp. Class A	379,219	40,621,939
Purple Innovation, Inc. (d)	1,119,087	3,872,041
Toll Brothers, Inc.	26,300	1,780,510
		46,274,490
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	32,142	233,994
Specialty Retail - 2.3%
Fanatics, Inc. Class A (a)(b)(c)	180,405	12,998,180
Farfetch Ltd. Class A (a)(d)	142,100	700,553
Five Below, Inc. (a)	49,300	8,505,236
Floor & Decor Holdings, Inc. Class A (a)(d)	65,800	6,008,198
Lowe's Companies, Inc.	310,423	62,435,378
Revolve Group, Inc. (a)	470,005	7,153,476
RH (a)	28,629	7,013,532
Ross Stores, Inc.	84,300	8,735,166
RumbleON, Inc. Class B (a)	190,500	2,080,260
The Home Depot, Inc.	248,477	70,430,806
TJX Companies, Inc.	984,272	75,582,247
Tractor Supply Co.	1,400	293,426
Wayfair LLC Class A (a)	925,580	37,319,386
		299,255,844
Textiles, Apparel & Luxury Goods - 5.5%
Canada Goose Holdings, Inc. (a)(d)	511,015	8,134,832
Crocs, Inc. (a)	125,600	14,102,368
Deckers Outdoor Corp. (a)	157,770	74,940,750
Li Ning Co. Ltd.	522,700	2,803,594
lululemon athletica, Inc. (a)	1,376,458	456,887,704
NIKE, Inc. Class B	304,154	32,015,250
On Holding AG (a)	1,438,706	39,492,480
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,672,962	85,940,058
Tory Burch LLC (a)(b)(c)(e)	248,840	7,218,848
		721,535,884
TOTAL CONSUMER DISCRETIONARY		2,246,359,731
CONSUMER STAPLES - 3.0%
Beverages - 1.2%
Celsius Holdings, Inc. (a)	103,600	13,004,908
Constellation Brands, Inc. Class A (sub. vtg.)	12,000	2,915,640
Keurig Dr. Pepper, Inc.	463,871	14,435,666
Monster Beverage Corp.	634,270	37,180,907
PepsiCo, Inc.	174,764	31,868,215
The Coca-Cola Co.	1,035,507	61,778,348
		161,183,684
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	89,344	45,704,817
Dollar General Corp.	88,040	17,703,964
Dollar Tree, Inc. (a)	81,244	10,958,191
Kroger Co.	164,240	7,444,999
Ocado Group PLC (a)	25,320	116,223
Performance Food Group Co. (a)	9,768	540,073
Sysco Corp.	107,200	7,498,640
Target Corp.	58,113	7,608,735
Walmart, Inc.	84,300	12,381,141
		109,956,783
Food Products - 0.3%
Archer Daniels Midland Co.	1,800	127,170
Bunge Ltd.	123,454	11,436,779
Kellogg Co.	88,300	5,895,791
Mondelez International, Inc.	74,617	5,477,634
The Hershey Co.	54,600	14,179,620
The Real Good Food Co. LLC:
Class B (a)(c)	131,479	1
Class B unit (f)	131,479	464,121
The Real Good Food Co., Inc. (a)	15,500	54,715
		37,635,831
Household Products - 0.3%
Church & Dwight Co., Inc.	41,921	3,875,596
Colgate-Palmolive Co.	72,891	5,421,633
Procter & Gamble Co.	177,778	25,333,365
The Clorox Co.	2,300	363,814
		34,994,408
Personal Care Products - 0.1%
Kenvue, Inc.	84,800	2,127,632
Olaplex Holdings, Inc. (a)	570,100	1,801,516
The Beauty Health Co. (a)	155,898	1,253,420
The Beauty Health Co. (a)(b)	553,828	4,452,777
		9,635,345
Tobacco - 0.3%
JUUL Labs, Inc. Class A (a)(b)(c)	13,297	125,657
Philip Morris International, Inc.	419,000	37,714,190
		37,839,847
TOTAL CONSUMER STAPLES		391,245,898
ENERGY - 1.4%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	238,200	6,490,950
Halliburton Co.	622,500	17,834,625
Schlumberger Ltd.	50,000	2,141,500
		26,467,075
Oil, Gas & Consumable Fuels - 1.2%
Cameco Corp. (d)	499,400	13,903,296
Devon Energy Corp.	22,400	1,032,640
EOG Resources, Inc.	111,400	11,952,106
EQT Corp.	94,200	3,275,334
Exxon Mobil Corp.	7,000	715,260
Hess Corp.	640,806	81,170,896
Range Resources Corp.	834,800	22,848,476
Reliance Industries Ltd.	654,259	19,542,318
Valero Energy Corp.	39,600	4,238,784
		158,679,110
TOTAL ENERGY		185,146,185
FINANCIALS - 2.7%
Banks - 0.4%
Bank of America Corp.	647,217	17,986,160
HDFC Bank Ltd. sponsored ADR	300,422	19,347,177
JPMorgan Chase & Co.	87,123	11,823,462
Wells Fargo & Co.	42,000	1,672,020
		50,828,819
Capital Markets - 0.3%
BlackRock, Inc. Class A	30,997	20,382,077
Charles Schwab Corp.	250,551	13,201,532
		33,583,609
Financial Services - 2.0%
Ant International Co. Ltd. Class C (a)(b)(c)	617,086	950,312
Block, Inc. Class A (a)	38,985	2,354,304
MasterCard, Inc. Class A	281,449	102,734,514
PayPal Holdings, Inc. (a)	99,727	6,182,077
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	16,498	42,565
Toast, Inc. (a)(d)	1,350,800	28,326,276
Visa, Inc. Class A	575,612	127,227,520
		267,817,568
TOTAL FINANCIALS		352,229,996
HEALTH CARE - 13.9%
Biotechnology - 7.6%
4D Pharma PLC (a)(c)(d)	596,200	123,558
AbbVie, Inc.	92,349	12,740,468
Absci Corp. (a)	974,272	1,851,117
ACADIA Pharmaceuticals, Inc. (a)	464,971	10,926,819
Acelyrin, Inc. (a)	110,300	1,996,430
Akouos, Inc. (CVR) (c)	200,563	154,434
Alector, Inc. (a)	497,376	3,700,477
Allovir, Inc. (a)(d)	341,410	1,287,116
Alnylam Pharmaceuticals, Inc. (a)	481,231	89,032,547
Amgen, Inc.	88,804	19,594,603
Apellis Pharmaceuticals, Inc. (a)	48,500	4,163,725
Arcutis Biotherapeutics, Inc. (a)	114,600	860,646
Argenx SE ADR (a)	208,860	81,183,882
Arrowhead Pharmaceuticals, Inc. (a)	29,259	1,006,802
Ars Pharmaceuticals, Inc. (a)	173,284	1,206,057
Ascendis Pharma A/S sponsored ADR (a)	9,489	825,258
aTyr Pharma, Inc. (a)	534,987	1,214,420
Avidity Biosciences, Inc. (a)	335,600	3,564,072
Axcella Health, Inc. (a)	949,347	371,954
Beam Therapeutics, Inc. (a)(d)	191,900	6,121,610
BeiGene Ltd. ADR (a)(d)	131,816	29,122,109
Biogen, Inc. (a)	1,242	368,141
Biomea Fusion, Inc. (a)	509,600	17,306,016
BioNTech SE ADR	15,402	1,618,442
BioXcel Therapeutics, Inc. (a)	382,224	6,857,099
Calyxt, Inc. (a)	8,700	54,810
Caris Life Sciences, Inc. (b)(c)	396,011	2,217,662
Century Therapeutics, Inc. (a)	244,000	775,920
Cerevel Therapeutics Holdings (a)	1,663,859	54,241,803
Codiak Biosciences, Inc. warrants 9/15/27 (a)	104,600	1
CRISPR Therapeutics AG (a)(d)	221,500	14,184,860
Cyclerion Therapeutics, Inc. (a)	3,910	17,009
Cyclerion Therapeutics, Inc. (a)(b)	7,527	32,742
Day One Biopharmaceuticals, Inc. (a)	215,600	2,867,480
Denali Therapeutics, Inc. (a)	33,474	1,011,584
Deverra Therapeutics, Inc. (a)(c)	20,487	0
Disc Medicine, Inc. rights (a)(c)	16,600	0
EQRx, Inc. (a)	1,953,149	3,437,542
EQRx, Inc.:
rights (a)(c)	90,566	28,075
rights (a)(c)	38,814	7,375
Evelo Biosciences, Inc. (a)(d)	1,050,216	143,354
Foghorn Therapeutics, Inc. (a)	225,383	1,417,659
Generation Bio Co. (a)	529,042	1,851,647
Geron Corp. (a)	589,600	1,927,992
Idorsia Ltd. (a)(d)	123,094	1,007,593
Immunocore Holdings PLC ADR (a)	70,270	3,877,499
ImmunoGen, Inc. (a)	278,800	3,802,832
Immunovant, Inc. (a)	378,300	7,948,083
Inhibrx, Inc. (a)(d)	129,100	3,054,506
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(c)	7,022	0
Invivyd, Inc. (a)(d)	1,501,117	2,702,011
Ionis Pharmaceuticals, Inc. (a)	2,194,369	89,749,692
Janux Therapeutics, Inc. (a)	73,700	856,394
Karuna Therapeutics, Inc. (a)	403,699	91,458,008
Legend Biotech Corp. ADR (a)	642,200	41,209,974
Lexicon Pharmaceuticals, Inc. (a)	137,922	455,143
Lyell Immunopharma, Inc. (a)(d)	394,200	1,257,498
Madrigal Pharmaceuticals, Inc. (a)	2,300	640,343
Magenta Therapeutics, Inc. (c)(g)	269,190	1,205,971
Moderna, Inc. (a)	198,741	25,381,213
Monte Rosa Therapeutics, Inc. (a)	285,800	2,109,204
Moonlake Immunotherapeutics (a)(d)	1,900	51,699
Morphic Holding, Inc. (a)	386,114	22,201,555
Nuvalent, Inc. Class A (a)	377,325	15,885,383
Omega Therapeutics, Inc. (a)	476,879	3,619,512
ORIC Pharmaceuticals, Inc. (a)	96,908	488,416
Poseida Therapeutics, Inc. (a)	796,559	1,808,189
Prothena Corp. PLC (a)	690,364	45,860,881
PTC Therapeutics, Inc. (a)	233,230	9,788,663
RAPT Therapeutics, Inc. (a)	200,300	4,012,009
Recursion Pharmaceuticals, Inc. (a)(d)	479,500	4,205,215
Regeneron Pharmaceuticals, Inc. (a)	64,821	47,679,735
Relay Therapeutics, Inc. (a)(d)	216,892	2,416,177
Roivant Sciences Ltd. (a)	2,592,028	23,561,535
Sage Therapeutics, Inc. (a)	685,861	33,950,120
Sana Biotechnology, Inc. (a)(d)	361,000	2,173,220
Scholar Rock Holding Corp. (a)	507,934	2,956,176
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	44,550	69,639
Seres Therapeutics, Inc. (a)	1,513,600	7,492,320
Shattuck Labs, Inc. (a)	323,200	843,552
Sigilon Therapeutics, Inc. (a)	3,192	13,406
SpringWorks Therapeutics, Inc. (b)	125,200	3,085,178
SpringWorks Therapeutics, Inc. (a)(d)	780,149	21,360,480
Synlogic, Inc. (a)	599,500	314,738
Tango Therapeutics, Inc. (a)	295,756	798,541
TG Therapeutics, Inc. (a)	351,400	9,357,782
Tyra Biosciences, Inc. (a)	20,200	292,294
uniQure B.V. (a)	37,249	718,533
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	700,000	33,413
Vaxcyte, Inc. (a)	308,780	15,290,786
Vera Therapeutics, Inc. (a)	152,482	1,273,225
Vertex Pharmaceuticals, Inc. (a)	65,393	21,159,213
Verve Therapeutics, Inc. (a)	83,900	1,298,772
Viking Therapeutics, Inc. (a)	997,058	21,895,394
Vor Biopharma, Inc. (a)	368,745	1,733,102
Zai Lab Ltd. ADR (a)	100,686	3,271,288
Zentalis Pharmaceuticals, Inc. (a)	188,444	4,907,082
		993,998,504
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	13,701	1,397,502
Blink Health LLC Series A1 (a)(b)(c)	8,589	411,327
Boston Scientific Corp. (a)	7,100	365,508
DexCom, Inc. (a)	250,684	29,395,206
Figs, Inc. Class A (a)(d)	90,600	746,544
Inspire Medical Systems, Inc. (a)	4,855	1,420,039
Insulet Corp. (a)	390,260	107,028,805
Intuitive Surgical, Inc. (a)	147,573	45,428,872
Novocure Ltd. (a)	1,434,664	103,023,222
Oddity Tech Ltd. (a)(b)(c)	2,226	1,007,065
Outset Medical, Inc. (a)	430,828	8,974,147
Penumbra, Inc. (a)	800	245,872
Presbia PLC (a)(c)	454,926	5
PROCEPT BioRobotics Corp. (a)	380,885	12,740,603
Shockwave Medical, Inc. (a)	122,869	33,800,033
		345,984,750
Health Care Providers & Services - 0.9%
Alignment Healthcare, Inc. (a)	461,922	2,711,482
Guardant Health, Inc. (a)	84,100	2,465,812
Humana, Inc.	56,143	28,176,487
McKesson Corp.	21,100	8,246,724
The Oncology Institute, Inc. (a)(b)	377,375	161,328
UnitedHealth Group, Inc.	168,954	82,321,147
		124,082,980
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	85	59,885
DNA Script (a)(b)(c)	324	228,269
		288,154
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. Class B (a)(f)	640,857	33,619,358
Akoya Biosciences, Inc. (a)	800	4,504
Danaher Corp.	24,433	5,610,305
Gerresheimer AG	19,700	2,164,694
Olink Holding AB ADR (a)	353,535	6,886,862
Seer, Inc. (a)	251,317	924,847
Thermo Fisher Scientific, Inc.	30,574	15,545,656
WuXi AppTec Co. Ltd. (H Shares) (f)	217,040	1,787,775
Wuxi Biologics (Cayman), Inc. (a)(f)	1,409,810	7,210,683
		73,754,684
Pharmaceuticals - 2.1%
Adimab LLC (a)(b)(c)(e)	762,787	30,397,062
Arvinas Holding Co. LLC (a)	38,600	842,638
Atea Pharmaceuticals, Inc. (a)	748,712	2,987,361
Bristol-Myers Squibb Co.	81,465	5,249,605
DICE Therapeutics, Inc. (a)	66,800	2,111,548
Dragonfly Therapeutics, Inc. (a)(b)(c)	126,113	2,806,014
Eli Lilly & Co.	225,900	97,015,014
Fulcrum Therapeutics, Inc. (a)	378,501	1,029,523
GH Research PLC (a)	218,700	2,449,440
Harmony Biosciences Holdings, Inc. (a)(d)	496,114	17,155,622
Intra-Cellular Therapies, Inc. (a)	785,756	46,658,191
Merck & Co., Inc.	34,600	3,820,186
Novo Nordisk A/S Series B sponsored ADR	155,600	24,967,576
Nuvation Bio, Inc. (a)	1,391,839	2,254,779
OptiNose, Inc. (a)	1,676,467	2,095,584
OptiNose, Inc. warrants (a)	206,400	63,597
Pfizer, Inc.	18,100	688,162
Pharvaris BV (a)	43,300	370,215
Pliant Therapeutics, Inc. (a)	369,000	7,981,470
Sienna Biopharmaceuticals, Inc. (a)(c)	589,618	6
Skyhawk Therapeutics, Inc. (a)(b)(c)	126,063	1,448,464
Theravance Biopharma, Inc. (a)(d)	119,445	1,335,395
UCB SA	153,500	13,375,488
Ventyx Biosciences, Inc. (a)	80,200	2,764,494
		269,867,434
TOTAL HEALTH CARE		1,807,976,506
INDUSTRIALS - 4.3%
Aerospace & Defense - 1.2%
AeroVironment, Inc. (a)	37,400	3,493,534
Lockheed Martin Corp.	48,950	21,734,290
Raytheon Technologies Corp.	121,100	11,158,154
Space Exploration Technologies Corp. Class A (a)(b)(c)	1,375,690	105,928,130
The Boeing Co. (a)	87,586	18,016,440
		160,330,548
Air Freight & Logistics - 0.1%
Delhivery Private Ltd.	646,600	2,730,593
United Parcel Service, Inc. Class B	51,684	8,631,228
		11,361,821
Construction & Engineering - 0.1%
Fluor Corp. (a)	322,900	8,576,224
MasTec, Inc. (a)	35,100	3,557,736
Quanta Services, Inc.	31,200	5,540,496
		17,674,456
Electrical Equipment - 0.3%
Eaton Corp. PLC	63,424	11,156,282
Emerson Electric Co.	150,849	11,717,950
Generac Holdings, Inc. (a)	87,600	9,541,392
Nextracker, Inc. Class A (d)	38,100	1,457,325
NuScale Power Corp. (a)(d)	238,100	1,785,750
		35,658,699
Ground Transportation - 1.4%
Avis Budget Group, Inc. (a)	494,700	83,005,713
Bird Global, Inc.:
Stage 1 rights (a)(c)	28,568	0
Stage 2 rights (a)(c)	28,568	0
Stage 3 rights (a)(c)	28,567	0
Lyft, Inc. (a)	737,378	6,651,150
Uber Technologies, Inc. (a)	1,563,204	59,292,328
Union Pacific Corp.	192,161	36,994,836
		185,944,027
Industrial Conglomerates - 0.1%
3M Co.	16,480	1,537,749
General Electric Co.	7,100	720,863
Honeywell International, Inc.	24,983	4,786,743
		7,045,355
Machinery - 0.4%
Caterpillar, Inc.	83,260	17,130,745
Deere & Co.	70,852	24,513,375
Fortive Corp.	25,100	1,634,261
Illinois Tool Works, Inc.	42,453	9,285,745
Ingersoll Rand, Inc.	61,344	3,475,751
		56,039,877
Passenger Airlines - 0.6%
Delta Air Lines, Inc. (a)	498,490	18,110,142
JetBlue Airways Corp. (a)	71,414	487,758
Ryanair Holdings PLC sponsored ADR (a)	6,178	649,184
Southwest Airlines Co. (d)	493,137	14,730,002
Spirit Airlines, Inc.	475,233	7,228,294
United Airlines Holdings, Inc. (a)	352,325	16,723,106
Wheels Up Experience, Inc.:
rights (a)(c)	23,018	1,381
rights (a)(c)	23,018	921
rights (a)(c)	23,018	691
Wizz Air Holdings PLC (a)(f)	601,240	20,762,051
		78,693,530
Professional Services - 0.1%
LegalZoom.com, Inc. (a)	167,400	1,873,206
Paycom Software, Inc.	10,300	2,885,339
Paylocity Holding Corp. (a)	19,597	3,385,382
		8,143,927
TOTAL INDUSTRIALS		560,892,240
INFORMATION TECHNOLOGY - 44.6%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	98,982	16,464,666
Ciena Corp. (a)	681,897	31,871,866
Infinera Corp. (a)(d)	3,340,853	16,370,180
		64,706,712
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)	100,990	3,732,590
TE Connectivity Ltd.	1,441	176,494
		3,909,084
IT Services - 1.2%
Accenture PLC Class A	85,200	26,064,384
Cloudflare, Inc. (a)(d)	936,381	64,760,110
IBM Corp.	99,195	12,755,485
MongoDB, Inc. Class A (a)	6,541	1,921,680
Okta, Inc. (a)	90,481	8,224,723
Shopify, Inc. Class A (a)	614,790	35,175,499
Snowflake, Inc. (a)	53,425	8,834,358
Twilio, Inc. Class A (a)	7,500	522,150
X Holdings Corp. Class A (c)	22,630	790,692
		159,049,081
Semiconductors & Semiconductor Equipment - 18.0%
Advanced Micro Devices, Inc. (a)	724,236	85,611,938
Allegro MicroSystems LLC (a)	12,300	483,759
Applied Materials, Inc.	342,885	45,706,571
ASML Holding NV (depository receipt)	19,835	14,339,317
Broadcom, Inc.	31,125	25,147,755
Cirrus Logic, Inc. (a)	525,216	40,798,779
Enphase Energy, Inc. (a)	57,800	10,050,264
First Solar, Inc. (a)	161,400	32,757,744
GlobalFoundries, Inc. (a)	70,700	4,123,931
Impinj, Inc. (a)	72,000	7,368,480
KLA Corp.	42,186	18,687,976
Lam Research Corp.	11,650	7,184,555
Lattice Semiconductor Corp. (a)	46,600	3,789,046
Marvell Technology, Inc.	958,741	56,076,761
Micron Technology, Inc.	143,031	9,754,714
Monolithic Power Systems, Inc.	29,800	14,599,318
NVIDIA Corp.	4,859,240	1,838,444,844
onsemi (a)	149,800	12,523,280
Qualcomm, Inc.	115,809	13,133,899
Silicon Laboratories, Inc. (a)	376,039	52,897,406
SiTime Corp. (a)	132,435	13,133,579
SolarEdge Technologies, Inc. (a)	6,700	1,908,361
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	107,168	10,565,693
Teradyne, Inc.	59,450	5,956,296
Texas Instruments, Inc.	109,594	19,056,205
Wolfspeed, Inc. (a)(d)	89,029	4,276,953
		2,348,377,424
Software - 12.4%
Adobe, Inc. (a)	143,112	59,790,762
Atlassian Corp. PLC (a)	7,126	1,288,310
Autodesk, Inc. (a)	93,842	18,711,156
Bill Holdings, Inc. (a)	25,600	2,651,648
Clear Secure, Inc.	1,000	24,710
Confluent, Inc. (a)	96,500	3,062,910
Crowdstrike Holdings, Inc. (a)	76,733	12,287,255
Datadog, Inc. Class A (a)	62,130	5,896,758
Elastic NV (a)	35,694	2,599,237
Freshworks, Inc. (a)	42,500	669,800
HubSpot, Inc. (a)	41,267	21,375,893
Intuit, Inc.	60,844	25,500,937
Microsoft Corp.	2,863,936	940,487,943
Nutanix, Inc. Class A (a)	3,655,491	108,275,643
Oracle Corp.	1,352,604	143,294,868
Palantir Technologies, Inc. (a)	36,900	542,799
Palo Alto Networks, Inc. (a)	1,600	341,424
RingCentral, Inc. (a)	35,942	1,247,187
Salesforce, Inc. (a)	880,749	196,741,712
Samsara, Inc. (a)(d)	38,400	739,200
SentinelOne, Inc. (a)	35,500	758,990
ServiceNow, Inc. (a)	45,500	24,787,490
Stripe, Inc. Class B (a)(b)(c)	43,500	875,655
UiPath, Inc. Class A (a)(d)	1,136,848	20,338,211
Workday, Inc. Class A (a)	25,132	5,327,733
Zoom Video Communications, Inc. Class A (a)	163,103	10,949,104
Zscaler, Inc. (a)	57,165	7,744,714
		1,616,312,049
Technology Hardware, Storage & Peripherals - 12.5%
Apple, Inc.	8,404,828	1,489,755,763
Pure Storage, Inc. Class A (a)	4,417,986	127,193,817
Samsung Electronics Co. Ltd.	101,633	5,486,843
		1,622,436,423
TOTAL INFORMATION TECHNOLOGY		5,814,790,773
MATERIALS - 0.7%
Chemicals - 0.4%
Albemarle Corp.	33,200	6,425,196
CF Industries Holdings, Inc.	143,600	8,832,836
Cibus Corp.:
Series C (a)(b)(c)(e)	1,142,857	2,285,714
Series D (a)(b)(c)(e)	750,960	1,501,920
Series E (a)(b)(c)(e)	123,690	247,380
Series F (a)(b)(c)(e)	293,503	587,006
Corteva, Inc.	358,700	19,186,863
The Mosaic Co.	243,700	7,788,652
		46,855,567
Containers & Packaging - 0.0%
Sealed Air Corp.	54,100	2,047,685
Metals & Mining - 0.3%
Barrick Gold Corp. (Canada)	263,700	4,456,190
Freeport-McMoRan, Inc.	1,097,300	37,681,282
Rio Tinto PLC sponsored ADR	32,900	1,942,745
		44,080,217
TOTAL MATERIALS		92,983,469
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	60,198	11,102,919
Equinix, Inc.	5,000	3,727,750
		14,830,669
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	31,500	2,359,980
TOTAL REAL ESTATE		17,190,649
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (f)	62,400	5,463,745
TOTAL COMMON STOCKS (Cost $5,223,716,716)		12,639,708,766

Preferred Stocks - 1.9%
	Shares	Value ($)
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	84,766	17,986,498
Reddit, Inc.:
Series B(a)(b)(c)	37,935	1,278,789
Series E(a)(b)(c)	5,127	172,831
Series F(a)(b)(c)	40,428	1,362,828
		20,800,946
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	32,487	68,223
Series C(a)(b)(c)	127,831	268,445
Series D(a)(b)(c)	215,900	453,390
		790,058
Broadline Retail - 0.0%
Meesho Series F (a)(b)(c)	62,461	4,323,550

Hotels, Restaurants & Leisure - 0.1%
Discord, Inc. Series I (a)(b)(c)	1,400	408,842
MOD Super Fast Pizza Holdings LLC:
Series 3(a)(b)(c)(e)	16,248	4,584,044
Series 4(a)(b)(c)(e)	1,483	400,959
Series 5(a)(b)(c)(e)	5,955	1,513,701
		6,907,546
Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(b)(c)	190,858	1,486,784
Series D(a)(b)(c)	91,538	748,781
Laronde, Inc. Series B (a)(b)(c)	66,432	1,247,593
		3,483,158
TOTAL CONSUMER DISCRETIONARY		15,504,312

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	26,833	2,309,785
Series H(a)(b)(c)	21,372	1,839,702
Instacart, Inc.:
Series H(a)(b)(c)	13,904	569,369
Series I(a)(b)(c)	6,341	259,664
		4,978,520
Food Products - 0.0%
AgBiome LLC:
Series C(a)(b)(c)	338,565	1,736,838
Series D(a)(b)(c)	126,371	640,701
Bowery Farming, Inc. Series C1 (a)(b)(c)	27,136	252,908
		2,630,447
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	6,648	62,824

TOTAL CONSUMER STAPLES		7,671,791

FINANCIALS - 0.1%
Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(b)(c)	198,234	2,115,157
Series C(a)(b)(c)	115,792	1,251,712
Series D1(b)(c)	214,900	2,329,516
Series D2(b)(c)	44,427	455,377
Saluda Medical, Inc.:
Series D(b)(c)	109,988	1,276,961
Series E(b)(c)	289,149	2,330,541
		9,759,264
HEALTH CARE - 0.7%
Biotechnology - 0.5%
Altos Labs, Inc. Series B (b)(c)	122,084	2,337,909
Ankyra Therapeutics Series B (a)(b)(c)	257,347	1,078,284
Apogee Therapeutics Series B (b)(c)	565,933	1,867,579
Asimov, Inc. Series B (a)(b)(c)	15,783	763,739
Bright Peak Therapeutics AG Series B (a)(b)(c)	239,403	665,540
Caris Life Sciences, Inc. Series D (a)(b)(c)	255,590	1,431,304
Castle Creek Biosciences, Inc.:
Series D1(a)(b)(c)	4,460	946,546
Series D2(a)(b)(c)	1,412	266,247
Cleerly, Inc. Series C (b)(c)	272,438	3,182,076
Deep Genomics, Inc. Series C (a)(b)(c)	129,534	1,357,516
Dianthus Therapeutics, Inc. Series A (a)(b)(c)	287,993	1,281,569
Element Biosciences, Inc.:
Series B(a)(b)(c)	250,956	4,128,226
Series C(a)(b)(c)	101,911	1,676,436
ElevateBio LLC Series C (a)(b)(c)	332,500	1,396,500
Fog Pharmaceuticals, Inc. Series D (b)(c)	247,595	2,691,358
Generate Biomedicines Series B (a)(b)(c)	157,390	1,584,917
Inscripta, Inc.:
Series D(a)(b)(c)	308,833	1,306,364
Series E(a)(b)(c)	222,357	940,570
Intarcia Therapeutics, Inc. Series EE (a)(b)(c)	116,544	1
Korro Bio, Inc.:
Series B1(a)(b)(c)	241,420	533,538
Series B2(a)(b)(c)	226,657	509,978
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	1,780,790	3,276,654
National Resilience, Inc.:
Series B(a)(b)(c)	251,448	15,270,437
Series C(a)(b)(c)	44,850	2,723,741
Odyssey Therapeutics, Inc. Series B (b)(c)	468,023	2,962,586
Quell Therapeutics Ltd. Series B (a)(b)(c)	760,965	1,537,149
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	8,766	591,004
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	481,325	1,246,632
Series B1(a)(b)(c)	256,702	759,838
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	199,356	785,463
Treeline Biosciences:
Series A(a)(b)(c)	289,700	2,259,660
Series A1(b)(c)	143,637	1,150,532
		62,509,893
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	197,068	9,437,587
Kardium, Inc. Series D6 (a)(b)(c)	1,136,853	1,125,484
		10,563,071
Health Care Providers & Services - 0.0%
Boundless Bio, Inc.:
Series B(a)(b)(c)	616,102	529,848
Series C(b)(c)	2,572,461	1,800,723
Conformal Medical, Inc.:
Series C(a)(b)(c)	240,750	1,054,485
Series D(b)(c)	55,260	280,721
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	242,077	428,476
		4,094,253
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(b)(c)	22,992	1,152,359
Series E1(b)(c)	17,916	897,950
DNA Script:
Series B(a)(b)(c)	4	2,818
Series C(a)(b)(c)	2,060	1,451,339
Omada Health, Inc. Series E (a)(b)(c)	435,062	1,409,601
PrognomIQ, Inc.:
Series A5(a)(b)(c)	83,544	146,202
Series B(a)(b)(c)	198,721	486,866
Series C(a)(b)(c)	66,506	184,887
Wugen, Inc. Series B (a)(b)(c)	96,718	483,590
		6,215,612
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(a)(b)(c)	4,910	966,926
Series C(a)(b)(c)	2,570	601,843
Galvanize Therapeutics Series B (a)(b)(c)	1,018,908	1,721,955
Nohla Therapeutics, Inc. Series B (a)(b)(c)	3,126,919	31
		3,290,755
TOTAL HEALTH CARE		86,673,584

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp. Series G (a)(b)(c)	53,937	41,531,490

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	10,986	901,291
Series B, 6.00%(a)(b)(c)	17,147	1,492,132
		2,393,423
TOTAL INDUSTRIALS		43,924,913

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. Series E (a)(b)(c)	814,561	472,445
Menlo Micro, Inc. Series C (a)(b)(c)	959,784	892,599
		1,365,044
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(b)(c)	43,548	806,944
Astera Labs, Inc.:
Series A(b)(c)	85,993	764,478
Series B(b)(c)	14,642	130,167
Series C(a)(b)(c)	371,500	3,302,635
Series D(b)(c)	291,891	2,594,911
GaN Systems, Inc.:
Series F1(a)(b)(c)	50,937	566,929
Series F2(a)(b)(c)	26,897	299,364
Retym, Inc. Series C (b)(c)	165,887	1,290,899
SiMa.ai:
Series B(a)(b)(c)	338,113	2,025,297
Series B1(a)(b)(c)	22,648	160,121
Xsight Labs Ltd. Series D (a)(b)(c)	167,386	1,175,050
		13,116,795
Software - 0.2%
Bolt Technology OU Series E (a)(b)(c)	13,569	1,753,812
Databricks, Inc.:
Series G(a)(b)(c)	53,226	2,569,219
Series H(a)(b)(c)	56,454	2,725,035
Dataminr, Inc. Series D (a)(b)(c)	442,241	6,080,814
Evozyne LLC Series A (a)(b)(c)	101,400	1,748,136
Skyryse, Inc. Series B (a)(b)(c)	117,170	2,466,429
Stripe, Inc. Series H (a)(b)(c)	19,200	386,496
Tenstorrent, Inc. Series C1 (a)(b)(c)	21,000	1,185,240
		18,915,181
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (b)(c)	121,541	2,000,176

TOTAL INFORMATION TECHNOLOGY		35,397,196

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	36,990	1,272,826

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	355,446	12,607,670

TOTAL MATERIALS		13,880,496

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(b)(c)	16,253	745,850

TOTAL CONVERTIBLE PREFERRED STOCKS		234,358,352
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(b)(c)	5,678,726	145,375
Waymo LLC Series A2 (a)(b)(c)	10,731	494,699
		640,074
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	137,221	3,363,287

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(c)	13,511	2,759,352
Faraday Pharmaceuticals, Inc. Series B (a)(b)(c)	219,824	244,005
		3,003,357
TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,006,718
TOTAL PREFERRED STOCKS (Cost $212,021,625)		241,365,070

Convertible Bonds - 0.2%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	857,900	883,465
4% 6/12/27 (b)(c)	25,455	26,214
4.5% 10/27/25 (b)(c)(i)	1,429,216	1,411,637
		2,321,316
Specialty Retail - 0.2%
Wayfair LLC 0.625% 10/1/25	19,000,000	15,580,000
TOTAL CONSUMER DISCRETIONARY		17,901,316
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC 5% 1/15/24 (b)(c)	3,000,000	3,327,900
TOTAL CONVERTIBLE BONDS (Cost $20,538,743)		21,229,216

Preferred Securities - 0.0%
	Principal Amount (h)	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/23 (b)(c)(j)	614,446	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(c)(k)	1,612,660	1,572,344
TOTAL HEALTH CARE		1,572,344
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(c)(k)	1,193,899	1,473,630
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(k)	1,170,000	1,110,330
TOTAL INFORMATION TECHNOLOGY		2,583,960
TOTAL PREFERRED SECURITIES (Cost $4,591,005)		4,156,304

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.14% (l)(m) (Cost $197,086,118)	197,066,411	197,086,118

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $5,657,954,207)	13,103,545,474
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(74,959,253)
NET ASSETS - 100.0%	13,028,586,221

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $439,150,603 or 3.4% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,307,733 or 0.5% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Non-income producing - Security is in default.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	11,583,995

AgBiome LLC Series C	6/29/18	2,144,369

AgBiome LLC Series D	9/03/21	749,101

Aledade, Inc. Series B1	5/07/21	880,380

Aledade, Inc. Series E1	5/20/22	892,475

Alif Semiconductor Series C	3/08/22	883,961

Altos Labs, Inc. Series B	7/22/22	2,337,713

Ankyra Therapeutics Series B	8/26/21	1,449,327

Ant International Co. Ltd. Class C	5/16/18	2,351,948

Apogee Therapeutics Series B	11/15/22	1,870,160

Asimov, Inc. Series B	10/29/21	1,462,779

Astera Labs, Inc. Series A	5/17/22	874,506

Astera Labs, Inc. Series B	5/17/22	148,902

Astera Labs, Inc. Series C	8/24/21	1,248,909

Astera Labs, Inc. Series D	5/17/22	2,968,386

Beta Technologies, Inc. Series A	4/09/21	804,944

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,769,056

Blink Health LLC Series A1	12/30/20	232,676

Blink Health LLC Series C	11/07/19 - 7/14/21	7,523,268

Blink Health LLC 5% 1/15/24	7/15/22	3,000,000

Bolt Technology OU Series E	1/03/22	3,525,179

Boundless Bio, Inc. Series B	4/23/21	831,738

Boundless Bio, Inc. Series C	4/05/23	1,800,723

Bowery Farming, Inc. Series C1	5/18/21	1,634,925

Bright Peak Therapeutics AG Series B	5/14/21	935,108

ByteDance Ltd. Series E1	11/18/20	9,288,165

Caris Life Sciences, Inc.	10/06/22	2,217,662

Caris Life Sciences, Inc. Series D	5/11/21	2,070,279

Castle Creek Biosciences, Inc. Series D1	4/19/22	959,034

Castle Creek Biosciences, Inc. Series D2	6/28/21	242,100

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	4,471,547

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	2,022,184

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	1,058,455

Cibus Corp. Series C	2/16/18	2,400,000

Cibus Corp. Series D	5/10/19	938,700

Cibus Corp. Series E	6/23/21	217,694

Cibus Corp. Series F	12/02/22	587,006

Circle Internet Financial Ltd. Series E	5/11/21	2,227,100

Cleerly, Inc. Series C	7/08/22	3,209,483

Conformal Medical, Inc. Series C	7/24/20	882,846

Conformal Medical, Inc. Series D	5/26/23	280,702

Cyclerion Therapeutics, Inc.	4/02/19	2,229,495

Databricks, Inc. Series G	2/01/21	3,146,861

Databricks, Inc. Series H	8/31/21	4,148,473

Dataminr, Inc. Series D	2/18/15 - 3/06/15	5,638,573

Deep Genomics, Inc. Series C	7/21/21	1,878,398

Diamond Foundry, Inc. Series C	3/15/21	8,530,704

Dianthus Therapeutics, Inc. Series A	4/06/22	1,251,762

Discord, Inc. Series I	9/15/21	770,874

DNA Script	12/17/21	327,504

DNA Script Series B	12/17/21	3,203

DNA Script Series C	10/01/21	1,791,891

Dragonfly Therapeutics, Inc.	12/19/19	3,336,950

Element Biosciences, Inc. Series B	12/13/19	1,315,160

Element Biosciences, Inc. Series C	6/21/21	2,094,954

ElevateBio LLC Series C	3/09/21	1,394,838

Enevate Corp. Series E	1/29/21	903,092

Epic Games, Inc.	7/13/20 - 7/30/20	6,785,000

Evozyne LLC Series A	4/09/21	2,278,458

Fanatics, Inc. Class A	8/13/20 - 10/24/22	6,002,415

Faraday Pharmaceuticals, Inc. Series B	12/30/19	288,996

Farmers Business Network, Inc. Series G	9/15/21	2,299,217

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,664,890

Freenome, Inc. Series C	8/14/20	1,262,201

Freenome, Inc. Series D	11/22/21	690,407

Galvanize Therapeutics Series B	3/29/22	1,764,020

GaN Systems, Inc. Series F1	11/30/21	431,946

GaN Systems, Inc. Series F2	11/30/21	228,087

GaN Systems, Inc. 0%	11/30/21	1,193,899

Generate Biomedicines Series B	11/02/21	1,865,072

GoBrands, Inc. Series G	3/02/21	6,700,664

GoBrands, Inc. Series H	7/22/21	8,302,821

Inscripta, Inc. Series D	11/13/20	1,411,367

Inscripta, Inc. Series E	3/30/21	1,963,412

Instacart, Inc. Series H	11/13/20	834,240

Instacart, Inc. Series I	2/26/21	792,625

Intarcia Therapeutics, Inc. Series EE	9/02/16	6,992,640

Intarcia Therapeutics, Inc. 6% 7/18/23	2/26/19	614,446

JUUL Labs, Inc. Class A	7/06/18	392,042

JUUL Labs, Inc. Series E	7/06/18	196,006

Kardium, Inc. Series D6	12/30/20	1,154,861

Kardium, Inc. 0%	12/30/20	1,612,660

Korro Bio, Inc. Series B1	12/17/21	630,106

Korro Bio, Inc. Series B2	12/17/21	630,106

Laronde, Inc. Series B	8/13/21	1,860,096

LifeMine Therapeutics, Inc. Series C	2/15/22	3,626,739

Lightmatter, Inc. Series C	5/19/23	2,000,176

Meesho Series F	9/21/21	4,789,029

Menlo Micro, Inc. Series C	2/09/22	1,272,194

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16	2,225,976

MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	207,516

MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	848,707

National Resilience, Inc. Series B	12/01/20	3,434,780

National Resilience, Inc. Series C	6/28/21	1,991,789

Neutron Holdings, Inc.	2/04/21	4,384

Neutron Holdings, Inc. Series 1D	1/25/19	1,377,091

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	857,900

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	25,455

Neutron Holdings, Inc. 4.5% 10/27/25	10/29/21 - 4/27/23	1,429,216

Nohla Therapeutics, Inc. Series B	5/01/18	1,096,231

Oddity Tech Ltd.	1/06/22	958,093

Odyssey Therapeutics, Inc. Series B	9/30/22	2,955,958

Omada Health, Inc. Series E	12/22/21	2,608,284

Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	2,020,004

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,238,974

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	2,327,367

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	382,943

PrognomIQ, Inc. Series A5	8/20/20	50,461

PrognomIQ, Inc. Series B	9/11/20	454,100

PrognomIQ, Inc. Series C	2/16/22	203,508

Quell Therapeutics Ltd. Series B	11/24/21	1,438,224

Rad Power Bikes, Inc.	1/21/21	1,202,019

Rad Power Bikes, Inc. Series A	1/21/21	156,712

Rad Power Bikes, Inc. Series C	1/21/21	616,636

Rad Power Bikes, Inc. Series D	9/17/21	2,069,142

Reddit, Inc. Series B	7/26/17	538,544

Reddit, Inc. Series E	5/18/21	217,765

Reddit, Inc. Series F	8/11/21	2,498,224

Redwood Materials Series C	5/28/21	770,449

Retym, Inc. Series C	5/17/23	1,290,899

SalioGen Therapeutics, Inc. Series B	12/10/21	928,004

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	1,402,995

Saluda Medical, Inc. Series E	4/06/23	2,334,531

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	585,688

SiMa.ai Series B	5/10/21	1,733,641

SiMa.ai Series B1	4/25/22	160,595

Skyhawk Therapeutics, Inc.	5/21/21	2,069,954

Skyryse, Inc. Series B	10/21/21	2,891,752

Sonoma Biotherapeutics, Inc. Series B	7/26/21	951,243

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	760,993

Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	12,876,729

Space Exploration Technologies Corp. Series G	1/20/15	4,177,960

SpringWorks Therapeutics, Inc.	9/07/22	3,256,452

Stripe, Inc. Class B	5/18/21	1,745,585

Stripe, Inc. Series H	3/15/21	770,400

T-Knife Therapeutics, Inc. Series B	6/30/21	1,150,045

Tenstorrent, Inc. Series C1	4/23/21	1,248,540

Tenstorrent, Inc. 0%	4/23/21	1,170,000

The Beauty Health Co.	12/08/20	5,538,280

The Oncology Institute, Inc.	6/28/21	3,773,750

Tory Burch LLC	5/14/15	17,704,966

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,267,627

Treeline Biosciences Series A1	10/27/22	1,236,758

Waymo LLC Series A2	5/08/20	921,441

Wugen, Inc. Series B	7/09/21	750,038

Xsight Labs Ltd. Series D	2/16/21	1,338,418

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	53,644,011	1,393,710,497	1,447,354,508	1,501,555	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	137,224,592	603,703,650	543,842,124	420,257	-	-	197,086,118	0.7%
Total	190,868,603	1,997,414,147	1,991,196,632	1,921,812	-	-	197,086,118

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,186,230,520	1,157,122,846	-	29,107,674
Consumer Discretionary	2,262,504,117	2,225,604,921	-	36,899,196
Consumer Staples	398,917,689	391,120,240	-	7,797,449
Energy	185,146,185	185,146,185	-	-
Financials	365,352,547	351,237,119	-	14,115,428
Health Care	1,897,653,447	1,764,629,506	3,251,828	129,772,113
Industrials	604,817,153	454,961,117	-	149,856,036
Information Technology	5,850,187,969	5,813,124,426	-	37,063,543
Materials	106,863,965	88,361,449	-	18,502,516
Real Estate	17,190,649	17,190,649	-	-
Utilities	6,209,595	5,463,745	-	745,850

Corporate Bonds	21,229,216	-	15,580,000	5,649,216

Preferred Securities	4,156,304	-	-	4,156,304

Money Market Funds	197,086,118	197,086,118	-	-
Total Investments in Securities:	13,103,545,474	12,651,048,321	18,831,828	433,665,325

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Industrials
Beginning Balance	$136,400,352
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	13,455,684
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$149,856,036
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2023	$13,455,684
Other Investments in Securities
Beginning Balance	$274,414,732
Net Realized Gain (Loss) on Investment Securities	4,573
Net Unrealized Gain (Loss) on Investment Securities	(6,991,772)
Cost of Purchases	9,991,699
Proceeds of Sales	(351,377)
Amortization/Accretion	-
Transfers into Level 3	6,741,434
Transfers out of Level 3	-
Ending Balance	$283,809,289
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2023	$(7,005,667)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $193,915,394) - See accompanying schedule:
Unaffiliated issuers (cost $5,460,868,089)	$12,906,459,356
Fidelity Central Funds (cost $197,086,118)	197,086,118

Total Investment in Securities (cost $5,657,954,207)		$13,103,545,474
Segregated cash with brokers for derivative instruments		50,489,600
Restricted cash		158,441
Foreign currency held at value (cost $13,930)		14,293
Receivable for investments sold		1,310,285,788
Receivable for fund shares sold		410
Dividends receivable		6,660,288
Interest receivable		264,239
Distributions receivable from Fidelity Central Funds		221,218
Other receivables		157,600
Total assets		14,471,797,351
Liabilities
Payable to custodian bank	$41,134
Payable for investments purchased
Regular delivery	1,066,141
Delayed delivery	1,376,180
Payable for fund shares redeemed	1,238,066,028
Payable for daily variation margin on futures contracts	4,815,799
Other payables and accrued expenses	770,117
Collateral on securities loaned	197,075,731
Total Liabilities		1,443,211,130
Net Assets		$13,028,586,221
Net Assets consist of:
Paid in capital		$5,874,440,378
Total accumulated earnings (loss)		7,154,145,843
Net Assets		$13,028,586,221
Net Asset Value , offering price and redemption price per share ($13,028,586,221 ÷ 760,162,876 shares)		$17.14

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$38,017,343
Interest		724,746
Income from Fidelity Central Funds (including $420,257 from security lending)		1,921,812
Total Income		40,663,901
Expenses
Custodian fees and expenses	$108,480
Independent trustees' fees and expenses	38,839
Interest	44,860
Miscellaneous	770
Total expenses before reductions	192,949
Expense reductions	(2,158)
Total expenses after reductions		190,791
Net Investment income (loss)		40,473,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $342,573)	(136,187,356)
Foreign currency transactions	35,259
Futures contracts	1,617,457
Total net realized gain (loss)		(134,534,640)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $682,387)	1,926,231,861
Assets and liabilities in foreign currencies	(28,601)
Futures contracts	(202,903)
Total change in net unrealized appreciation (depreciation)		1,926,000,357
Net gain (loss)		1,791,465,717
Net increase (decrease) in net assets resulting from operations		$1,831,938,827
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,473,110	$72,635,984
Net realized gain (loss)	(134,534,640)	(141,822,120)
Change in net unrealized appreciation (depreciation)	1,926,000,357	(3,990,673,968)
Net increase (decrease) in net assets resulting from operations	1,831,938,827	(4,059,860,104)
Distributions to shareholders	(69,434,650)	(3,620,786,672)
Share transactions
Proceeds from sales of shares	1,113,376,293	5,783,530,379
Reinvestment of distributions	69,434,650	3,620,786,672
Cost of shares redeemed	(2,464,384,400)	(2,354,119,124)
Net increase (decrease) in net assets resulting from share transactions	(1,281,573,457)	7,050,197,927
Total increase (decrease) in net assets	480,930,720	(630,448,849)

Net Assets
Beginning of period	12,547,655,501	13,178,104,350
End of period	$13,028,586,221	$12,547,655,501

Other Information
Shares
Sold	77,421,265	351,665,953
Issued in reinvestment of distributions	4,752,543	176,279,780
Redeemed	(153,432,834)	(146,981,386)
Net increase (decrease)	(71,259,026)	380,964,347

Financial Highlights
Fidelity® Series Growth Company Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.09	$29.25	$29.01	$19.16	$17.61	$18.19
Income from Investment Operations
Net investment income (loss) A,B	.05	.10	.10 C	.09	.11	.15 D
Net realized and unrealized gain (loss)	2.08	(6.37)	7.43	11.72	3.31	1.02
Total from investment operations	2.13	(6.27)	7.53	11.81	3.42	1.17
Distributions from net investment income	(.08)	(.12)	(.16)	(.13)	(.15)	(.09)
Distributions from net realized gain	-	(7.77)	(7.13)	(1.84)	(1.72)	(1.66)
Total distributions	(.08)	(7.89)	(7.29)	(1.96) E	(1.87)	(1.75)
Net asset value, end of period	$17.14	$15.09	$29.25	$29.01	$19.16	$17.61
Total Return F,G	14.24%	(28.60)%	33.42%	68.41%	23.24%	6.96%
Ratios to Average Net Assets A,H,I
Expenses before reductions J	-% K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any J	-% K	-%	-%	-%	-%	-%
Expenses net of all reductions J	-% K	-%	-%	-%	-%	-%
Net investment income (loss)	.63% K	.60%	.40% C	.41%	.64%	.79% D
Supplemental Data
Net assets, end of period (000 omitted)	$13,028,586	$12,547,656	$13,178,104	$12,836,920	$11,173,659	$11,276,470
Portfolio turnover rate L	20% K	29%	34%	18%	19% M	23%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .35%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .65%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Amount represents less than .005%.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity Series Growth Company Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	423,859,805	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.0 - 26.0 / 14.1	Increase
			Enterprise value/Revenue multiple (EV/R)	2.1 - 25.0 / 6.9	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.0	Increase
			Probability rate	25.0% - 75.0% / 50.0%	Increase
			Liquidity preference	$254.19 - $282.13 / $268.90	Increase
		Recovery value	Recovery value	$0.00 - $0.31 / $0.22	Increase
		Market approach	Transaction price	$0.70 - $215.03 / $33.05	Increase
			Discount rate	5.0% - 52.3% / 23.1%	Decrease
		Book value	Book value multiple	1.4	Increase
		Discounted cash flow	Discount rate	8.0% - 14.1% / 14.1%	Decrease
			Weighted average cost of capital (WACC)	20.5% - 38.4% / 31.3%	Decrease
			Exit multiple	2.0 - 7.3 / 2.4	Increase
			Probability rate	10.0% - 70.0% / 40.0%	Increase
		Black scholes	Discount rate	3.5% - 5.3% / 4.1%	Increase
			Volatility	45.0% - 100.0% / 77.6%	Increase
			Term	1.0 - 5.0 / 3.0	Increase
Corporate Bonds	5,649,216	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.5 - 5.5 / 4.3	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 50.0% / 33.3%	Increase
		Black scholes	Volatility	75.0%	Increase
			Term	0.6	Increase
Preferred Securities	4,156,304	Market comparable	Enterprise value/Revenue multiple (EV/R)	5.0	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$59.45 - $100.00 / $83.22	Increase
		Discounted cash flow	Discount rate	20.0%	Decrease
		Black scholes	Discount rate	4.0% - 4.2% / 4.1%	Increase
			Volatility	70.0%	Increase
			Term	2.0 - 3.0 / 2.6	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,839,701,840
Gross unrealized depreciation	(428,971,758)
Net unrealized appreciation (depreciation)	$7,410,730,082
Tax cost	$5,692,815,392

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(61,860,546)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Series Growth Company Fund	48,895,075.38

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Growth Company Fund	1,301,129,064	2,595,071,072

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Growth Company Fund	$ 47,193

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Growth Company Fund	Borrower	$ 108,896,333	4.94%	$44,860

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Growth Company Fund	236,732,249	148,741,413	(1,740,803)

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Growth Company Fund	$44,334	$31,180	$890,334

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,158.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® Series Growth Company Fund	-%- D
Actual		$ 1,000	$ 1,142.40	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Series Growth Company Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on April 19, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To reclassify the diversification status of the fund from diversified to non-diversified by eliminating the following fundamental policy: The fund may not with respect to 75% of fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities,  or securities of other investment companies) if, as a result, (a) more than 5% of fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of outstanding voting securities of issuer.

	# of Votes	% of Votes
Affirmative	12,596,252,354.420	100.000
Against	0.000	0.000
Abstain	0.000	0.000
TOTAL	12,596,252,354.420	100.000

1.968010.109
XS7-SANN-0723
Fidelity® Growth Company Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

NVIDIA Corp.	13.0
Apple, Inc.	12.5
Microsoft Corp.	7.2
Amazon.com, Inc.	5.6
Alphabet, Inc. Class A	4.6
lululemon athletica, Inc.	3.3
Alphabet, Inc. Class C	2.5
Salesforce, Inc.	1.8
Tesla, Inc.	1.6
Visa, Inc. Class A	1.1
53.2

Market Sectors (% of Fund's net assets)

Information Technology	45.0
Consumer Discretionary	17.6
Health Care	14.7
Communication Services	9.1
Industrials	4.6
Consumer Staples	3.2
Financials	3.2
Energy	1.5
Materials	0.8
Real Estate	0.1
Utilities	0.1

Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.9%
Entertainment - 0.7%
Netflix, Inc. (a)	780,128	308,330
Roku, Inc. Class A (a)(b)	423,243	24,633
The Walt Disney Co. (a)	140,401	12,350
		345,313
Interactive Media & Services - 7.7%
Alphabet, Inc.:
Class A (a)	17,380,951	2,135,597
Class C (a)	9,640,566	1,189,357
Epic Games, Inc. (a)(c)(d)	51,800	36,465
Meta Platforms, Inc. Class A (a)	879,358	232,784
Snap, Inc. Class A (a)	1,254,271	12,794
		3,606,997
Media - 0.0%
The Trade Desk, Inc. (a)	53,241	3,731
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	1,605,317	220,330
TOTAL COMMUNICATION SERVICES		4,176,371
CONSUMER DISCRETIONARY - 17.5%
Automobile Components - 0.0%
Mobileye Global, Inc. (b)	306,190	13,647
Automobiles - 1.8%
Neutron Holdings, Inc. (a)(c)(d)	1,546,251	40
Rad Power Bikes, Inc. (a)(c)(d)	1,182,568	2,483
Rivian Automotive, Inc. (a)(b)	6,424,913	94,639
Tesla, Inc. (a)	3,522,239	718,290
		815,452
Broadline Retail - 6.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	348,476	27,721
Amazon.com, Inc. (a)	21,553,723	2,598,948
Etsy, Inc. (a)	80,903	6,557
Ollie's Bargain Outlet Holdings, Inc. (a)	2,372,090	130,750
Ozon Holdings PLC ADR (a)(b)(d)	20,942	180
PDD Holdings, Inc. ADR (a)	85,124	5,560
Vipshop Holdings Ltd. ADR (a)	1,115,355	15,972
		2,785,688
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A (a)	251,090	27,562
Booking Holdings, Inc. (a)	87,807	220,288
Chipotle Mexican Grill, Inc. (a)	38,278	79,484
Dutch Bros, Inc. (a)(b)	127,517	3,616
Expedia, Inc. (a)	180,523	17,278
Marriott International, Inc. Class A	336,909	56,530
McDonald's Corp.	2,739	781
Penn Entertainment, Inc. (a)	2,284,880	57,213
Shake Shack, Inc. Class A (a)	62,982	4,168
Sonder Holdings, Inc.:
rights (a)(d)	53,749	4
rights (a)(d)	53,749	3
rights (a)(d)	53,749	2
rights (a)(d)	53,749	2
rights (a)(d)	53,749	1
rights (a)(d)	53,748	1
Starbucks Corp.	474,148	46,296
Sweetgreen, Inc. Class A (a)	1,321,505	12,594
Trip.com Group Ltd. ADR (a)	692,119	21,857
Yum China Holdings, Inc.	502,672	28,381
Zomato Ltd. (a)	12,137,800	10,136
		586,197
Household Durables - 0.4%
Lennar Corp. Class A	1,469,990	157,465
Purple Innovation, Inc. (b)	3,416,406	11,821
Toll Brothers, Inc.	100,353	6,794
		176,080
Specialty Retail - 2.5%
Fanatics, Inc. Class A (a)(c)(d)	730,532	52,635
Farfetch Ltd. Class A (a)(b)	715,500	3,527
Five Below, Inc. (a)	196,707	33,936
Floor & Decor Holdings, Inc. Class A (a)	162,039	14,796
Lowe's Companies, Inc.	1,277,646	256,973
Revolve Group, Inc. (a)(b)	1,845,413	28,087
RH (a)	123,676	30,298
Ross Stores, Inc.	190,731	19,764
RumbleON, Inc. Class B (a)	564,959	6,169
The Home Depot, Inc.	1,020,294	289,202
TJX Companies, Inc.	4,022,813	308,912
Tractor Supply Co.	7,700	1,614
Wayfair LLC Class A (a)	3,463,654	139,655
		1,185,568
Textiles, Apparel & Luxury Goods - 5.5%
Canada Goose Holdings, Inc. (a)(b)	1,672,844	26,630
Crocs, Inc. (a)	465,470	52,263
Deckers Outdoor Corp. (a)	597,293	283,714
Li Ning Co. Ltd.	1,591,643	8,537
lululemon athletica, Inc. (a)	4,695,960	1,558,730
NIKE, Inc. Class B	1,176,817	123,872
On Holding AG (a)(b)	4,857,758	133,345
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,003,239	359,756
Tory Burch LLC:
Class A (a)(c)(d)(e)	950,844	27,583
Class B (a)(c)(d)(e)	324,840	10,190
		2,584,620
TOTAL CONSUMER DISCRETIONARY		8,147,252
CONSUMER STAPLES - 3.1%
Beverages - 1.3%
Celsius Holdings, Inc. (a)	384,999	48,329
Keurig Dr. Pepper, Inc.	1,845,872	57,444
Monster Beverage Corp.	2,578,307	151,140
PepsiCo, Inc.	617,743	112,645
The Coca-Cola Co.	4,092,453	244,156
		613,714
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	345,835	176,915
Dollar General Corp.	281,504	56,608
Dollar Tree, Inc. (a)	284,004	38,306
Kroger Co.	601,990	27,288
Sysco Corp.	323,975	22,662
Target Corp.	157,434	20,613
Walmart, Inc.	294,790	43,296
		385,688
Food Products - 0.3%
Bunge Ltd.	505,666	46,845
Kellogg Co.	313,830	20,954
Mondelez International, Inc.	246,095	18,066
The Hershey Co.	158,966	41,283
The Real Good Food Co. LLC:
Class B (a)(d)	616,906	0
Class B unit (f)	616,906	2,178
The Real Good Food Co., Inc. (a)	60,776	215
		129,541
Household Products - 0.3%
Church & Dwight Co., Inc.	164,345	15,194
Colgate-Palmolive Co.	276,757	20,585
Procter & Gamble Co.	644,054	91,778
The Clorox Co.	12,000	1,898
		129,455
Personal Care Products - 0.1%
Kenvue, Inc.	316,800	7,949
Olaplex Holdings, Inc. (a)	3,815,695	12,058
The Beauty Health Co. (a)(b)	649,977	5,226
The Beauty Health Co. (a)(c)	2,884,717	23,193
		48,426
Tobacco - 0.3%
JUUL Labs, Inc. Class A (a)(c)(d)	44,067	416
Philip Morris International, Inc.	1,698,974	152,925
		153,341
TOTAL CONSUMER STAPLES		1,460,165
ENERGY - 1.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	730,698	19,912
Halliburton Co.	2,353,922	67,440
Schlumberger Ltd.	315,399	13,509
		100,861
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp.	1,550,659	43,170
Devon Energy Corp.	64,810	2,988
EOG Resources, Inc.	348,005	37,337
EQT Corp. (b)	359,641	12,505
Hess Corp.	2,631,086	333,280
Pioneer Natural Resources Co.	12,513	2,496
Range Resources Corp.	3,086,085	84,466
Reliance Industries Ltd.	2,336,538	69,791
Valero Energy Corp.	171,807	18,390
		604,423
TOTAL ENERGY		705,284
FINANCIALS - 3.0%
Banks - 0.4%
Bank of America Corp.	2,375,025	66,002
HDFC Bank Ltd. sponsored ADR	1,119,505	72,096
JPMorgan Chase & Co.	254,653	34,559
Wells Fargo & Co.	87,789	3,495
		176,152
Capital Markets - 0.3%
BlackRock, Inc. Class A	113,992	74,955
Charles Schwab Corp.	892,673	47,035
		121,990
Financial Services - 2.3%
Ant International Co. Ltd. Class C (a)(c)(d)	2,440,816	3,759
Block, Inc. Class A (a)	102,666	6,200
MasterCard, Inc. Class A	1,153,652	421,106
PayPal Holdings, Inc. (a)	374,623	23,223
Saluda Medical, Inc. warrants 1/20/27 (a)(c)(d)	87,212	225
Toast, Inc. (a)(b)	5,370,127	112,612
Visa, Inc. Class A	2,382,348	526,570
		1,093,695
TOTAL FINANCIALS		1,391,837
HEALTH CARE - 13.8%
Biotechnology - 7.3%
4D Pharma PLC (a)(b)(d)	2,450,213	508
AbbVie, Inc.	368,981	50,905
Absci Corp. (a)	3,979,617	7,561
ACADIA Pharmaceuticals, Inc. (a)	1,753,832	41,215
Acelyrin, Inc. (a)(b)	477,300	8,639
Akouos, Inc. (CVR) (d)	1,254,446	966
Alector, Inc. (a)	1,827,872	13,599
Allovir, Inc. (a)(b)	2,006,206	7,563
Alnylam Pharmaceuticals, Inc. (a)	2,012,490	372,331
Ambrx Biopharma, Inc. ADR (a)	8,243	122
Amgen, Inc.	335,961	74,130
Apellis Pharmaceuticals, Inc. (a)	232,028	19,920
Arcutis Biotherapeutics, Inc. (a)	350,795	2,634
Argenx SE ADR (a)	681,258	264,805
Arrowhead Pharmaceuticals, Inc. (a)	87,546	3,012
Ars Pharmaceuticals, Inc. (a)(b)	1,306,645	9,094
Ascendis Pharma A/S sponsored ADR (a)	57,765	5,024
aTyr Pharma, Inc. (a)	1,933,536	4,389
Avidity Biosciences, Inc. (a)	1,307,524	13,886
Axcella Health, Inc. (a)(b)	3,129,933	1,226
Beam Therapeutics, Inc. (a)(b)	702,130	22,398
BeiGene Ltd. ADR (a)	505,220	111,618
Biomea Fusion, Inc. (a)(b)	1,646,549	55,917
BioNTech SE ADR	65,813	6,916
BioXcel Therapeutics, Inc. (a)(b)	1,336,179	23,971
Calyxt, Inc. (a)	28,416	179
Caris Life Sciences, Inc. (c)(d)	926,826	5,190
Century Therapeutics, Inc. (a)	1,181,012	3,756
Cerevel Therapeutics Holdings (a)	5,662,274	184,590
Codiak Biosciences, Inc. warrants 9/15/27 (a)	380,700	0
CRISPR Therapeutics AG (a)(b)	577,961	37,013
Cyclerion Therapeutics, Inc. (a)	21,323	93
Cyclerion Therapeutics, Inc. (a)(c)	27,184	118
Day One Biopharmaceuticals, Inc. (a)	409,941	5,452
Denali Therapeutics, Inc. (a)	220,551	6,665
Deverra Therapeutics, Inc. (a)(d)	59,780	0
Disc Medicine, Inc. rights (a)(d)	128,509	0
EQRx, Inc. (a)(g)	7,908,645	13,919
EQRx, Inc.:
rights (a)(d)(g)	441,931	137
rights (a)(d)(g)	189,399	36
Evelo Biosciences, Inc. (a)(b)	2,020,976	276
Foghorn Therapeutics, Inc. (a)	921,297	5,795
Generation Bio Co. (a)	2,199,843	7,699
Geron Corp. (a)	926,655	3,030
Idorsia Ltd. (a)(b)	511,733	4,189
Immunocore Holdings PLC ADR (a)	175,308	9,673
ImmunoGen, Inc. (a)	1,189,600	16,226
Immunovant, Inc. (a)	1,557,625	32,726
Inhibrx, Inc. (a)(b)	380,762	9,009
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(d)	156,370	0
Invivyd, Inc. (a)(b)	4,344,494	7,820
Ionis Pharmaceuticals, Inc. (a)	6,869,725	280,972
Janux Therapeutics, Inc. (a)	477,845	5,553
Karuna Therapeutics, Inc. (a)	1,230,750	278,826
Kineta, Inc. (b)	30,601	92
Legend Biotech Corp. ADR (a)	1,683,757	108,047
Lexicon Pharmaceuticals, Inc. (a)	1,737,974	5,735
Lyell Immunopharma, Inc. (a)(b)	909,761	2,902
Madrigal Pharmaceuticals, Inc. (a)	12,300	3,424
Magenta Therapeutics, Inc. (d)(h)	954,166	4,275
Moderna, Inc. (a)	749,634	95,736
Monte Rosa Therapeutics, Inc. (a)	851,336	6,283
Moonlake Immunotherapeutics (a)(b)	10,800	294
Morphic Holding, Inc. (a)	1,258,540	72,366
Nuvalent, Inc. Class A (a)	1,248,461	52,560
Omega Therapeutics, Inc. (a)	1,577,224	11,971
ORIC Pharmaceuticals, Inc. (a)(b)	937,503	4,725
Poseida Therapeutics, Inc. (a)	2,734,605	6,208
Prothena Corp. PLC (a)	2,073,735	137,758
PTC Therapeutics, Inc. (a)	981,740	41,204
RAPT Therapeutics, Inc. (a)	828,701	16,599
Recursion Pharmaceuticals, Inc. (a)(b)	1,418,371	12,439
Regeneron Pharmaceuticals, Inc. (a)	262,780	193,290
Relay Therapeutics, Inc. (a)(b)	695,783	7,751
Roivant Sciences Ltd. (a)	8,653,176	78,657
Sage Therapeutics, Inc. (a)	2,406,427	119,118
Sana Biotechnology, Inc. (a)(b)	1,655,031	9,963
Scholar Rock Holding Corp. (a)	1,629,251	9,482
Scholar Rock Holding Corp. warrants 12/31/25 (a)(c)	167,100	261
Seres Therapeutics, Inc. (a)(b)	5,817,600	28,797
Shattuck Labs, Inc. (a)	1,221,414	3,188
Sigilon Therapeutics, Inc. (a)(b)	28,234	119
SpringWorks Therapeutics, Inc. (c)	457,500	11,274
SpringWorks Therapeutics, Inc. (a)(b)	2,582,738	70,715
Synlogic, Inc. (a)	2,150,765	1,129
Tango Therapeutics, Inc. (a)	974,314	2,631
TG Therapeutics, Inc. (a)(b)	1,397,421	37,213
Tyra Biosciences, Inc. (a)	150,836	2,183
uniQure B.V. (a)	262,392	5,062
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	1,915,466	91
Vaxcyte, Inc. (a)	843,135	41,752
Vera Therapeutics, Inc. (a)	798,092	6,664
Vertex Pharmaceuticals, Inc. (a)	168,207	54,427
Verve Therapeutics, Inc. (a)	402,957	6,238
Viking Therapeutics, Inc. (a)	3,236,012	71,063
Vor Biopharma, Inc. (a)	1,442,609	6,780
Zai Lab Ltd. ADR (a)	187,418	6,089
Zentalis Pharmaceuticals, Inc. (a)	661,204	17,218
		3,415,064
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	49,120	5,010
Blink Health LLC Series A1 (a)(c)(d)	173,460	8,307
Boston Scientific Corp. (a)	35,000	1,802
DexCom, Inc. (a)	891,659	104,556
Figs, Inc. Class A (a)	387,767	3,195
Inspire Medical Systems, Inc. (a)	19,700	5,762
Insulet Corp. (a)	1,644,686	451,055
Intuitive Surgical, Inc. (a)	611,372	188,205
Novocure Ltd. (a)	4,663,609	334,894
Oddity Tech Ltd. (a)(c)(d)	10,306	4,663
Outset Medical, Inc. (a)	1,467,024	30,558
Penumbra, Inc. (a)	9,003	2,767
Presbia PLC (a)(d)(g)	1,099,338	0
PROCEPT BioRobotics Corp. (a)	1,101,188	36,835
Shockwave Medical, Inc. (a)	477,942	131,477
		1,309,086
Health Care Providers & Services - 1.0%
Alignment Healthcare, Inc. (a)	1,553,399	9,118
Guardant Health, Inc. (a)	308,977	9,059
Humana, Inc.	218,098	109,457
McKesson Corp.	67,974	26,567
The Oncology Institute, Inc. (a)(c)	1,815,080	776
UnitedHealth Group, Inc.	612,167	298,272
		453,249
Health Care Technology - 0.0%
DNA Script (a)(c)(d)	463	326
DNA Script (a)(c)(d)	1,769	1,246
		1,572
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. Class B (a)(f)	2,070,040	108,594
Akoya Biosciences, Inc. (a)	55,078	310
Danaher Corp.	74,549	17,118
Gerresheimer AG	62,100	6,824
Olink Holding AB ADR (a)	1,444,969	28,148
Seer, Inc. (a)	847,473	3,119
Thermo Fisher Scientific, Inc.	117,041	59,511
WuXi AppTec Co. Ltd. (H Shares) (f)	1,057,844	8,714
Wuxi Biologics (Cayman), Inc. (a)(f)	5,488,728	28,073
		260,411
Pharmaceuticals - 2.1%
Adimab LLC (a)(c)(d)(e)	3,162,765	126,036
Arvinas Holding Co. LLC (a)	171,249	3,738
Atea Pharmaceuticals, Inc. (a)	2,690,529	10,735
Bristol-Myers Squibb Co.	329,887	21,258
DICE Therapeutics, Inc. (a)	259,832	8,213
Dragonfly Therapeutics, Inc. (a)(c)(d)	481,725	10,718
Eli Lilly & Co.	785,948	337,533
Fulcrum Therapeutics, Inc. (a)	1,131,306	3,077
GH Research PLC (a)	794,034	8,893
Harmony Biosciences Holdings, Inc. (a)	1,765,884	61,064
Intra-Cellular Therapies, Inc. (a)	2,933,339	174,182
Merck & Co., Inc.	100,184	11,061
Novo Nordisk A/S Series B sponsored ADR	600,760	96,398
Nuvation Bio, Inc. (a)	5,365,339	8,692
OptiNose, Inc. (a)	4,749,009	5,936
OptiNose, Inc. warrants (a)	706,724	218
Pfizer, Inc.	82,735	3,146
Pharvaris BV (a)	129,632	1,108
Pliant Therapeutics, Inc. (a)	1,343,783	29,066
Sienna Biopharmaceuticals, Inc. (a)(d)	1,424,370	0
Skyhawk Therapeutics, Inc. (a)(c)(d)	603,195	6,931
Theravance Biopharma, Inc. (a)(b)	346,922	3,879
UCB SA	620,251	54,047
Ventyx Biosciences, Inc. (a)	380,675	13,122
		999,051
TOTAL HEALTH CARE		6,438,433
INDUSTRIALS - 4.2%
Aerospace & Defense - 1.1%
AeroVironment, Inc. (a)	113,052	10,560
Lockheed Martin Corp.	203,756	90,470
Raytheon Technologies Corp.	431,643	39,772
Space Exploration Technologies Corp. Class A (a)(c)(d)	4,182,100	322,022
The Boeing Co. (a)	314,047	64,599
		527,423
Air Freight & Logistics - 0.1%
Delhivery Private Ltd.	2,269,100	9,582
United Parcel Service, Inc. Class B	164,609	27,490
		37,072
Construction & Engineering - 0.1%
Fluor Corp. (a)	1,278,692	33,962
MasTec, Inc. (a)	144,086	14,605
Quanta Services, Inc.	113,932	20,232
		68,799
Electrical Equipment - 0.3%
Eaton Corp. PLC	200,458	35,261
Emerson Electric Co.	542,745	42,160
Fluence Energy, Inc. (a)(b)	96,704	2,398
Generac Holdings, Inc. (a)	333,593	36,335
Nextracker, Inc. Class A (b)	168,461	6,444
NuScale Power Corp. (a)(b)	849,079	6,368
		128,966
Ground Transportation - 1.4%
Avis Budget Group, Inc. (a)	1,618,219	271,521
Bird Global, Inc.:
Stage 1 rights (a)(d)	133,323	0
Stage 2 rights (a)(d)	133,322	0
Stage 3 rights (a)(d)	133,322	0
Hertz Global Holdings, Inc. (a)(b)	119,324	1,871
Lyft, Inc. (a)	1,838,307	16,582
Uber Technologies, Inc. (a)	6,511,104	246,966
Union Pacific Corp.	749,288	144,253
		681,193
Industrial Conglomerates - 0.0%
General Electric Co.	35,000	3,554
Honeywell International, Inc.	89,890	17,223
		20,777
Machinery - 0.5%
Caterpillar, Inc.	303,135	62,370
Deere & Co.	313,446	108,446
Fortive Corp.	94,001	6,120
Illinois Tool Works, Inc.	136,018	29,751
Ingersoll Rand, Inc.	181,090	10,261
		216,948
Passenger Airlines - 0.6%
Delta Air Lines, Inc. (a)	1,760,608	63,963
Ryanair Holdings PLC sponsored ADR (a)	22,613	2,376
Southwest Airlines Co. (b)	1,751,022	52,303
Spirit Airlines, Inc.	1,666,271	25,344
United Airlines Holdings, Inc. (a)	1,177,214	55,876
Wheels Up Experience, Inc.:
rights (a)(d)	80,889	5
rights (a)(d)	80,889	3
rights (a)(d)	80,890	2
Wizz Air Holdings PLC (a)(f)	1,984,956	68,545
		268,417
Professional Services - 0.1%
LegalZoom.com, Inc. (a)	401,951	4,498
Paycom Software, Inc.	47,486	13,302
Paylocity Holding Corp. (a)	75,272	13,003
		30,803
TOTAL INDUSTRIALS		1,980,398
INFORMATION TECHNOLOGY - 44.6%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	387,365	64,434
Ciena Corp. (a)	2,669,881	124,790
Infinera Corp. (a)(b)	10,555,702	51,723
		240,947
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)(b)	345,268	12,761
TE Connectivity Ltd.	12,074	1,479
		14,240
IT Services - 1.3%
Accenture PLC Class A	334,884	102,448
Cloudflare, Inc. (a)(b)	3,728,520	257,864
IBM Corp.	329,332	42,349
MongoDB, Inc. Class A (a)	23,538	6,915
Okta, Inc. (a)	318,325	28,936
Shopify, Inc. Class A (a)	1,923,511	110,055
Snowflake, Inc. (a)(b)	210,825	34,862
Twilio, Inc. Class A (a)	44,091	3,070
X Holdings Corp. Class A (d)	90,280	3,154
		589,653
Semiconductors & Semiconductor Equipment - 16.9%
Advanced Micro Devices, Inc. (a)	2,374,552	280,696
Allegro MicroSystems LLC (a)	57,806	2,274
Applied Materials, Inc.	1,356,911	180,876
ASML Holding NV (depository receipt)	66,982	48,423
Broadcom, Inc.	116,012	93,733
Cirrus Logic, Inc. (a)	1,619,918	125,835
Enphase Energy, Inc. (a)	218,860	38,055
First Solar, Inc. (a)	593,664	120,490
GlobalFoundries, Inc. (a)	224,800	13,113
Impinj, Inc. (a)	300,820	30,786
KLA Corp.	171,067	75,781
Lam Research Corp.	42,192	26,020
Lattice Semiconductor Corp. (a)	180,055	14,640
Marvell Technology, Inc.	3,095,405	181,050
Micron Technology, Inc.	428,882	29,250
Monolithic Power Systems, Inc.	108,105	52,962
NVIDIA Corp.	16,025,650	6,063,142
onsemi (a)	481,531	40,256
Qualcomm, Inc.	442,793	50,217
Silicon Laboratories, Inc. (a)	1,573,794	221,386
SiTime Corp. (a)	520,522	51,620
SolarEdge Technologies, Inc. (a)	28,087	8,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	336,387	33,164
Teradyne, Inc.	208,247	20,864
Texas Instruments, Inc.	384,033	66,776
Wolfspeed, Inc. (a)(b)	361,118	17,348
		7,886,757
Software - 12.5%
Adobe, Inc. (a)	594,691	248,456
Atlassian Corp. PLC (a)	22,884	4,137
Autodesk, Inc. (a)	336,145	67,024
Bill Holdings, Inc. (a)	91,774	9,506
Clear Secure, Inc. (b)	2,298	57
Confluent, Inc. (a)	449,900	14,280
Crowdstrike Holdings, Inc. (a)	283,711	45,431
Datadog, Inc. Class A (a)	174,092	16,523
Elastic NV (a)	155,365	11,314
Freshworks, Inc. (a)	233,000	3,672
HubSpot, Inc. (a)	154,652	80,108
Intuit, Inc.	231,253	96,923
Microsoft Corp.	10,243,861	3,363,982
Nutanix, Inc. Class A (a)(g)	11,919,987	353,070
Oracle Corp.	3,569,908	378,196
Palantir Technologies, Inc. (a)	120,600	1,774
Palo Alto Networks, Inc. (a)	11,300	2,411
Pine Labs Private Ltd. (a)(c)(d)	4,120	2,060
RingCentral, Inc. (a)(b)	149,516	5,188
Salesforce, Inc. (a)	3,746,931	836,989
Samsara, Inc. (a)(b)	201,172	3,873
SentinelOne, Inc. (a)(b)	237,158	5,070
ServiceNow, Inc. (a)	200,820	109,403
Stripe, Inc. Class B (a)(c)(d)	205,500	4,137
UiPath, Inc. Class A (a)	4,120,895	73,723
Workday, Inc. Class A (a)	96,130	20,379
Zoom Video Communications, Inc. Class A (a)	592,865	39,799
Zscaler, Inc. (a)(b)	224,953	30,477
		5,827,962
Technology Hardware, Storage & Peripherals - 13.4%
Apple, Inc.	32,922,435	5,835,502
Pure Storage, Inc. Class A (a)	13,657,668	393,204
Samsung Electronics Co. Ltd.	412,305	22,259
		6,250,965
TOTAL INFORMATION TECHNOLOGY		20,810,524
MATERIALS - 0.7%
Chemicals - 0.3%
Albemarle Corp. (b)	99,348	19,227
CF Industries Holdings, Inc.	418,791	25,760
Cibus Corp.:
Series C (a)(c)(d)(e)	4,523,810	9,048
Series D (a)(c)(d)(e)	2,741,040	5,482
Series E (a)(c)(d)(e)	412,624	825
Series F (a)(c)(d)(e)	1,093,220	2,186
Corteva, Inc.	1,410,253	75,434
The Mosaic Co. (b)	766,032	24,482
		162,444
Containers & Packaging - 0.0%
Sealed Air Corp.	192,503	7,286
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	463,979	7,841
Freeport-McMoRan, Inc.	4,685,996	160,917
Rio Tinto PLC sponsored ADR	174,029	10,276
		179,034
TOTAL MATERIALS		348,764
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	214,472	39,557
Equinix, Inc.	14,439	10,765
		50,322
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	61,534	4,610
TOTAL REAL ESTATE		54,932
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (f)	258,657	22,648
TOTAL COMMON STOCKS (Cost $16,916,028)		45,536,608

Preferred Stocks - 2.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.2%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	403,450	85,608
Reddit, Inc.:
Series B(a)(c)(d)	384,303	12,955
Series E(a)(c)(d)	24,203	816
Series F(a)(c)(d)	114,996	3,877
		103,256
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	154,174	324
Series C(a)(c)(d)	606,658	1,274
Series D(a)(c)(d)	1,071,300	2,250
		3,848
Broadline Retail - 0.0%
Meesho Series F (a)(c)(d)	309,354	21,413

Hotels, Restaurants & Leisure - 0.1%
Discord, Inc. Series I (a)(c)(d)	7,000	2,044
MOD Super Fast Pizza Holdings LLC:
Series 3(a)(c)(d)(e)	56,343	15,896
Series 4(a)(c)(d)(e)	5,142	1,390
Series 5(a)(c)(d)(e)	20,652	5,250
		24,580
Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(c)(d)	900,884	7,018
Series D(a)(c)(d)	502,404	4,110
Laronde, Inc. Series B (a)(c)(d)	344,496	6,470
		17,598
TOTAL CONSUMER DISCRETIONARY		67,439

CONSUMER STAPLES - 0.1%
Consumer Staples Distribution & Retail - 0.1%
GoBrands, Inc.:
Series G(a)(c)(d)	125,688	10,819
Series H(a)(c)(d)	104,311	8,979
Instacart, Inc.:
Series H(a)(c)(d)	72,310	2,961
Series I(a)(c)(d)	32,756	1,341
		24,100
Food Products - 0.0%
AgBiome LLC:
Series C(a)(c)(d)	1,060,308	5,439
Series D(a)(c)(d)	852,431	4,322
Bowery Farming, Inc. Series C1 (a)(c)(d)	130,916	1,220
		10,981
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	22,033	208

TOTAL CONSUMER STAPLES		35,289

FINANCIALS - 0.1%
Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(c)(d)	416,094	4,440
Series C(a)(c)(d)	559,977	6,053
Series D1(c)(d)	754,242	8,176
Series D2(c)(d)	138,091	1,415
Saluda Medical, Inc.:
Series D(c)(d)	581,414	6,750
Series E(c)(d)	799,565	6,444
		33,278
HEALTH CARE - 0.9%
Biotechnology - 0.7%
Altos Labs, Inc. Series B (c)(d)	485,428	9,296
Ankyra Therapeutics Series B (a)(c)(d)	1,356,730	5,685
Apogee Therapeutics Series B (c)(d)	1,648,084	5,439
Asimov, Inc. Series B (a)(c)(d)	82,174	3,976
Bright Peak Therapeutics AG Series B (a)(c)(d)	1,272,915	3,539
Caris Life Sciences, Inc. Series D (a)(c)(d)	1,235,035	6,916
Castle Creek Biosciences, Inc.:
Series D1(a)(c)(d)	19,720	4,185
Series D2(a)(c)(d)	6,341	1,196
Cleerly, Inc. Series C (c)(d)	983,054	11,482
Deep Genomics, Inc. Series C (a)(c)(d)	682,293	7,150
Dianthus Therapeutics, Inc. Series A (a)(c)(d)	1,162,827	5,175
Element Biosciences, Inc.:
Series B(a)(c)(d)	1,096,312	18,034
Series C(a)(c)(d)	480,109	7,898
ElevateBio LLC Series C (a)(c)(d)	1,534,100	6,443
Fog Pharmaceuticals, Inc. Series D (c)(d)	883,504	9,604
Generate Biomedicines Series B (a)(c)(d)	820,747	8,265
Inscripta, Inc.:
Series D(a)(c)(d)	1,690,173	7,149
Series E(a)(c)(d)	1,086,476	4,596
Intarcia Therapeutics, Inc.:
Series CC(a)(c)(d)	1,051,411	0
Series DD(a)(c)(d)	1,543,687	0
Korro Bio, Inc.:
Series B1(a)(c)(d)	1,436,500	3,175
Series B2(a)(c)(d)	1,348,657	3,034
LifeMine Therapeutics, Inc. Series C (a)(c)(d)	7,794,524	14,342
National Resilience, Inc.:
Series B(a)(c)(d)	1,277,345	77,573
Series C(a)(c)(d)	379,000	23,017
Odyssey Therapeutics, Inc. Series B (c)(d)	1,298,749	8,221
Quell Therapeutics Ltd. Series B (a)(c)(d)	3,870,630	7,819
SalioGen Therapeutics, Inc. Series B (a)(c)(d)	51,683	3,484
Sonoma Biotherapeutics, Inc.:
Series B(a)(c)(d)	2,497,760	6,469
Series B1(a)(c)(d)	1,332,116	3,943
T-Knife Therapeutics, Inc. Series B (a)(c)(d)	995,165	3,921
Treeline Biosciences:
Series A(a)(c)(d)	1,347,260	10,509
Series A1(c)(d)	464,216	3,718
		295,253
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(c)(d)	927,374	44,412
Kardium, Inc. Series D6 (a)(c)(d)	5,899,008	5,840
		50,252
Health Care Providers & Services - 0.0%
Boundless Bio, Inc.:
Series B(a)(c)(d)	2,899,016	2,493
Series C(c)(d)	7,224,897	5,057
Conformal Medical, Inc.:
Series C(a)(c)(d)	1,067,180	4,674
Series D(c)(d)	82,803	421
Scorpion Therapeutics, Inc. Series B (a)(c)(d)	1,325,354	2,346
		14,991
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(c)(d)	101,470	5,086
Series E1(c)(d)	66,006	3,308
DNA Script:
Series B(a)(c)(d)	22	15
Series C(a)(c)(d)	10,882	7,667
Omada Health, Inc. Series E (a)(c)(d)	2,558,060	8,288
PrognomIQ, Inc.:
Series A5(a)(c)(d)	372,687	652
Series B(a)(c)(d)	1,111,446	2,723
Series C(a)(c)(d)	290,995	809
Wugen, Inc. Series B (a)(c)(d)	493,529	2,468
		31,016
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(a)(c)(d)	16,803	3,309
Series C(a)(c)(d)	13,100	3,068
Galvanize Therapeutics Series B (a)(c)(d)	4,342,265	7,338
Nohla Therapeutics, Inc. Series B (a)(c)(d)	9,124,200	0
		13,715
TOTAL HEALTH CARE		405,227

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp. Series G (a)(c)(d)	216,276	166,533

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(c)(d)	54,111	4,439
Series B, 6.00%(a)(c)(d)	71,156	6,192
		10,631
TOTAL INDUSTRIALS		177,164

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. Series E (a)(c)(d)	4,067,736	2,359
Menlo Micro, Inc. Series C (a)(c)(d)	4,423,488	4,114
		6,473
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(c)(d)	190,608	3,532
Astera Labs, Inc.:
Series A(c)(d)	316,595	2,815
Series B(c)(d)	53,906	479
Series C(a)(c)(d)	1,811,000	16,100
Series D(c)(d)	1,074,629	9,553
GaN Systems, Inc.:
Series F1(a)(c)(d)	287,190	3,196
Series F2(a)(c)(d)	151,648	1,688
Retym, Inc. Series C (c)(d)	546,059	4,249
SiMa.ai:
Series B(a)(c)(d)	1,596,216	9,561
Series B1(a)(c)(d)	106,922	756
Xsight Labs Ltd. Series D (a)(c)(d)	787,863	5,531
		57,460
Software - 0.2%
Bolt Technology OU Series E (a)(c)(d)	72,621	9,386
Databricks, Inc.:
Series G(a)(c)(d)	250,296	12,082
Series H(a)(c)(d)	273,171	13,186
Dataminr, Inc. Series D (a)(c)(d)	1,773,901	24,391
Evozyne LLC Series A (a)(c)(d)	444,700	7,667
Skyryse, Inc. Series B (a)(c)(d)	568,445	11,966
Stripe, Inc. Series H (a)(c)(d)	88,200	1,775
Tenstorrent, Inc. Series C1 (a)(c)(d)	92,100	5,198
		85,651
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (c)(d)	407,933	6,713

TOTAL INFORMATION TECHNOLOGY		156,297

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(c)(d)	186,833	6,429

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	1,704,625	60,463

TOTAL MATERIALS		66,892

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(c)(d)	80,057	3,674

TOTAL CONVERTIBLE PREFERRED STOCKS		1,048,516
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(c)(d)	17,893,728	458
Waymo LLC Series A2 (a)(c)(d)	44,767	2,064
		2,522
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(c)(d)	604,608	14,819

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	46,864	9,571
Faraday Pharmaceuticals, Inc. Series B (a)(c)(d)	641,437	712
		10,283
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	9,846	4,923
Series A(a)(c)(d)	2,460	1,230
Series B(a)(c)(d)	2,677	1,339
Series B2(a)(c)(d)	2,165	1,083
Series C(a)(c)(d)	4,028	2,014
Series C1(a)(c)(d)	848	424
Series D(a)(c)(d)	907	454
		11,467
TOTAL NONCONVERTIBLE PREFERRED STOCKS		39,091
TOTAL PREFERRED STOCKS (Cost $993,955)		1,087,607

Convertible Bonds - 0.0%
	Principal Amount (i) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	3,596	3,704
4% 6/12/27 (c)(d)	743	765
4.5% 10/27/25 (c)(d)(j)	7,960	7,863
(Cost $12,299)		12,332

Preferred Securities - 0.1%
	Principal Amount (i) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/23 (c)(d)(k)	13,682	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (c)(d)(l)	8,368	8,159
TOTAL HEALTH CARE		8,159
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (c)(d)(l)	6,731	8,308
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(l)	5,120	4,859
TOTAL INFORMATION TECHNOLOGY		13,167
TOTAL PREFERRED SECURITIES (Cost $33,901)		21,326

Money Market Funds - 0.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (m)	61,234,400	61,247
Fidelity Securities Lending Cash Central Fund 5.14% (m)(n)	332,061,801	332,095
TOTAL MONEY MARKET FUNDS (Cost $393,338)		393,342

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $18,349,521)	47,051,215
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(358,243)
NET ASSETS - 100.0%	46,692,972

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,799,860,000 or 3.9% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $238,752,000 or 0.5% of net assets.

(g)	Affiliated company
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Amount is stated in United States dollars unless otherwise noted.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Non-income producing - Security is in default.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Adimab LLC	9/17/14 - 6/05/15	47,869

AgBiome LLC Series C	6/29/18	6,716

AgBiome LLC Series D	9/03/21	5,053

Aledade, Inc. Series B1	5/07/21	3,885

Aledade, Inc. Series E1	5/20/22	3,288

Alif Semiconductor Series C	3/08/22	3,869

Altos Labs, Inc. Series B	7/22/22	9,295

Ankyra Therapeutics Series B	8/26/21	7,641

Ant International Co. Ltd. Class C	5/16/18	9,303

Apogee Therapeutics Series B	11/15/22	5,446

Asimov, Inc. Series B	10/29/21	7,616

Astera Labs, Inc. Series A	5/17/22	3,220

Astera Labs, Inc. Series B	5/17/22	548

Astera Labs, Inc. Series C	8/24/21	6,088

Astera Labs, Inc. Series D	5/17/22	10,928

Beta Technologies, Inc. Series A	4/09/21	3,965

Beta Technologies, Inc. Series B, 6.00%	4/04/22	7,341

Blink Health LLC Series A1	12/30/20	4,699

Blink Health LLC Series C	11/07/19 - 7/14/21	35,403

Bolt Technology OU Series E	1/03/22	18,867

Boundless Bio, Inc. Series B	4/23/21	3,914

Boundless Bio, Inc. Series C	4/05/23	5,057

Bowery Farming, Inc. Series C1	5/18/21	7,888

Bright Peak Therapeutics AG Series B	5/14/21	4,972

ByteDance Ltd. Series E1	11/18/20	44,208

Caris Life Sciences, Inc.	10/06/22	5,190

Caris Life Sciences, Inc. Series D	5/11/21	10,004

Castle Creek Biosciences, Inc. Series D1	4/19/22	4,240

Castle Creek Biosciences, Inc. Series D2	6/28/21	1,087

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	15,506

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	6,920

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	5,395

Cibus Corp. Series C	2/16/18	9,500

Cibus Corp. Series D	5/10/19	3,426

Cibus Corp. Series E	6/23/21	726

Cibus Corp. Series F	12/02/22	2,186

Circle Internet Financial Ltd. Series E	5/11/21	9,813

Cleerly, Inc. Series C	7/08/22	11,581

Conformal Medical, Inc. Series C	7/24/20	3,913

Conformal Medical, Inc. Series D	5/26/23	421

Cyclerion Therapeutics, Inc.	4/02/19	8,052

Databricks, Inc. Series G	2/01/21	14,798

Databricks, Inc. Series H	8/31/21	20,074

Dataminr, Inc. Series D	2/18/15 - 3/06/15	22,617

Deep Genomics, Inc. Series C	7/21/21	9,894

Diamond Foundry, Inc. Series C	3/15/21	40,911

Dianthus Therapeutics, Inc. Series A	4/06/22	5,054

Discord, Inc. Series I	9/15/21	3,854

DNA Script	12/17/21	1,788

DNA Script Series B	12/17/21	18

DNA Script Series C	10/01/21	9,466

Dragonfly Therapeutics, Inc.	12/19/19	12,746

Element Biosciences, Inc. Series B	12/13/19	5,745

Element Biosciences, Inc. Series C	6/21/21	9,869

ElevateBio LLC Series C	3/09/21	6,436

Enevate Corp. Series E	1/29/21	4,510

Epic Games, Inc.	7/13/20 - 7/30/20	29,786

Evozyne LLC Series A	4/09/21	9,992

Fanatics, Inc. Class A	8/13/20 - 10/24/22	21,636

Faraday Pharmaceuticals, Inc. Series B	12/30/19	843

Farmers Business Network, Inc. Series G	9/15/21	11,613

Fog Pharmaceuticals, Inc. Series D	11/17/22	9,509

Freenome, Inc. Series C	8/14/20	5,958

Freenome, Inc. Series D	11/22/21	3,789

Galvanize Therapeutics Series B	3/29/22	7,518

GaN Systems, Inc. Series F1	11/30/21	2,435

GaN Systems, Inc. Series F2	11/30/21	1,286

GaN Systems, Inc. 0%	11/30/21	6,731

Generate Biomedicines Series B	11/02/21	9,726

GoBrands, Inc. Series G	3/02/21	31,386

GoBrands, Inc. Series H	7/22/21	40,524

Inscripta, Inc. Series D	11/13/20	7,724

Inscripta, Inc. Series E	3/30/21	9,594

Instacart, Inc. Series H	11/13/20	4,339

Instacart, Inc. Series I	2/26/21	4,095

Intarcia Therapeutics, Inc. Series CC	11/14/12	14,331

Intarcia Therapeutics, Inc. Series DD	3/17/14	50,000

Intarcia Therapeutics, Inc. 6% 7/18/23	2/26/19	13,682

JUUL Labs, Inc. Class A	7/06/18	1,299

JUUL Labs, Inc. Series E	7/06/18	650

Kardium, Inc. Series D6	12/30/20	5,992

Kardium, Inc. 0%	12/30/20	8,368

Korro Bio, Inc. Series B1	12/17/21	3,749

Korro Bio, Inc. Series B2	12/17/21	3,749

Laronde, Inc. Series B	8/13/21	9,646

LifeMine Therapeutics, Inc. Series C	2/15/22	15,874

Lightmatter, Inc. Series C	5/19/23	6,713

Meesho Series F	9/21/21	23,719

Menlo Micro, Inc. Series C	2/09/22	5,863

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16	7,719

MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	720

MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	2,943

National Resilience, Inc. Series B	12/01/20	17,449

National Resilience, Inc. Series C	6/28/21	16,831

Neutron Holdings, Inc.	2/04/21	15

Neutron Holdings, Inc. Series 1D	1/25/19	4,339

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	3,596

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	743

Neutron Holdings, Inc. 4.5% 10/27/25	10/29/21 - 4/27/23	7,960

Nohla Therapeutics, Inc. Series B	5/01/18	3,209

Oddity Tech Ltd.	1/06/22	4,436

Odyssey Therapeutics, Inc. Series B	9/30/22	8,203

Omada Health, Inc. Series E	12/22/21	15,336

Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	4,240

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	5,992

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	8,168

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	1,190

Pine Labs Private Ltd.	6/30/21	1,536

Pine Labs Private Ltd. Series 1	6/30/21	3,671

Pine Labs Private Ltd. Series A	6/30/21	917

Pine Labs Private Ltd. Series B	6/30/21	998

Pine Labs Private Ltd. Series B2	6/30/21	807

Pine Labs Private Ltd. Series C	6/30/21	1,502

Pine Labs Private Ltd. Series C1	6/30/21	316

Pine Labs Private Ltd. Series D	6/30/21	338

PrognomIQ, Inc. Series A5	8/20/20	225

PrognomIQ, Inc. Series B	9/11/20	2,540

PrognomIQ, Inc. Series C	2/16/22	890

Quell Therapeutics Ltd. Series B	11/24/21	7,315

Rad Power Bikes, Inc.	1/21/21	5,705

Rad Power Bikes, Inc. Series A	1/21/21	744

Rad Power Bikes, Inc. Series C	1/21/21	2,926

Rad Power Bikes, Inc. Series D	9/17/21	10,267

Reddit, Inc. Series B	7/26/17	5,456

Reddit, Inc. Series E	5/18/21	1,028

Reddit, Inc. Series F	8/11/21	7,106

Redwood Materials Series C	5/28/21	3,795

Retym, Inc. Series C	5/17/23	4,249

SalioGen Therapeutics, Inc. Series B	12/10/21	5,471

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	7,416

Saluda Medical, Inc. Series E	4/06/23	6,456

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	3,207

SiMa.ai Series B	5/10/21	8,184

SiMa.ai Series B1	4/25/22	758

Skyhawk Therapeutics, Inc.	5/21/21	9,904

Skyryse, Inc. Series B	10/21/21	14,029

Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,936

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,949

Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	38,201

Space Exploration Technologies Corp. Series G	1/20/15	16,753

SpringWorks Therapeutics, Inc.	9/07/22	11,900

Stripe, Inc. Class B	5/18/21	8,246

Stripe, Inc. Series H	3/15/21	3,539

T-Knife Therapeutics, Inc. Series B	6/30/21	5,741

Tenstorrent, Inc. Series C1	4/23/21	5,476

Tenstorrent, Inc. 0%	4/23/21	5,120

The Beauty Health Co.	12/08/20	28,847

The Oncology Institute, Inc.	6/28/21	18,151

Tory Burch LLC Class A	5/14/15	67,653

Tory Burch LLC Class B	12/31/12	17,505

Treeline Biosciences Series A	7/30/21 - 10/27/22	10,545

Treeline Biosciences Series A1	10/27/22	3,997

Waymo LLC Series A2	5/08/20	3,844

Wugen, Inc. Series B	7/09/21	3,827

Xsight Labs Ltd. Series D	2/16/21	6,300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	93,313	1,067,664	1,099,730	1,611	-	-	61,247	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	302,714	1,115,300	1,085,919	1,122	-	-	332,095	1.2%
Total	396,027	2,182,964	2,185,649	2,733	-	-	393,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
EQRx, Inc.	24,324	4,200	586	-	(380)	(13,639)	13,919
EQRx, Inc. rights	1,445	-	-	-	-	(1,308)	137
EQRx, Inc. rights	504	-	-	-	-	(468)	36
Kineta, Inc.	1,011	-	255	802	(3,653)	2,989	-
Nutanix, Inc. Class A	336,414	12,100	10,828	-	1,771	13,613	353,070
Presbia PLC	16	-	-	-	-	(16)	-
Silicon Laboratories, Inc.	246,398	825	20,657	-	12,113	(17,293)	-
Total	610,112	17,125	32,326	802	9,851	(16,122)	367,162

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,279,627	4,139,906	-	139,721
Consumer Discretionary	8,217,213	8,054,128	-	163,085
Consumer Staples	1,495,454	1,459,749	-	35,705
Energy	705,284	705,284	-	-
Financials	1,439,934	1,387,853	-	52,081
Health Care	6,853,943	6,257,250	11,844	584,849
Industrials	2,157,562	1,658,366	-	499,196
Information Technology	20,978,288	20,801,173	-	177,115
Materials	415,656	331,223	-	84,433
Real Estate	54,932	54,932	-	-
Utilities	26,322	22,648	-	3,674

Corporate Bonds	12,332	-	-	12,332

Preferred Securities	21,326	-	-	21,326

Money Market Funds	393,342	393,342	-	-
Total Investments in Securities:	47,051,215	45,265,854	11,844	1,773,517

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Health Care
Beginning Balance	$418,957
Net Realized Gain (Loss) on Investment Securities	(366)
Net Unrealized Gain (Loss) on Investment Securities	155,385
Cost of Purchases	10,890
Proceeds of Sales	(17)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$584,849
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2023	$155,453
Industrials
Beginning Balance	$454,564
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	44,632
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$499,196
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2023	$44,632
Other Investments in Securities
Beginning Balance	$826,638
Net Realized Gain (Loss) on Investment Securities	20
Net Unrealized Gain (Loss) on Investment Securities	(185,257)
Cost of Purchases	20,120
Proceeds of Sales	(1,752)
Amortization/Accretion	-
Transfers into Level 3	29,703
Transfers out of Level 3	-
Ending Balance	$689,472
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2023	$(179,209)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $319,113) - See accompanying schedule:
Unaffiliated issuers (cost $17,477,461)	$46,290,711
Fidelity Central Funds (cost $393,338)	393,342
Other affiliated issuers (cost $478,722)	367,162

Total Investment in Securities (cost $18,349,521)		$47,051,215
Cash		111
Restricted cash		702
Foreign currency held at value (cost $10)		10
Receivable for investments sold		111,507
Receivable for fund shares sold		13,066
Dividends receivable		24,671
Interest receivable		553
Distributions receivable from Fidelity Central Funds		449
Prepaid expenses		8
Other receivables		2,194
Total assets		47,204,486
Liabilities
Payable for investments purchased
Regular delivery	$60,203
Delayed delivery	4,878
Payable for fund shares redeemed	76,921
Accrued management fee	27,261
Other affiliated payables	3,685
Other payables and accrued expenses	6,528
Collateral on securities loaned	332,038
Total Liabilities		511,514
Net Assets		$46,692,972
Net Assets consist of:
Paid in capital		$16,723,235
Total accumulated earnings (loss)		29,969,737
Net Assets		$46,692,972

Net Asset Value and Maximum Offering Price
Growth Company :
Net Asset Value , offering price and redemption price per share ($39,199,244 ÷ 1,379,785 shares)		$28.41
Class K :
Net Asset Value , offering price and redemption price per share ($7,493,728 ÷ 262,497 shares)		$28.55

Statement of Operations
Amounts in thousands		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends (including $802 earned from affiliated issuers)		$113,376
Interest		1,100
Income from Fidelity Central Funds (including $1,122 from security lending)		2,733
Total Income		117,209
Expenses
Management fee
Basic fee	$110,977
Performance adjustment	51,370
Transfer agent fees	20,340
Accounting fees	1,053
Custodian fees and expenses	264
Independent trustees' fees and expenses	140
Registration fees	142
Audit	147
Legal	26
Interest	60
Miscellaneous	465
Total expenses before reductions	184,984
Expense reductions	(959)
Total expenses after reductions		184,025
Net Investment income (loss)		(66,816)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,707)	1,030,452
Redemptions in-kind	599,008
Affiliated issuers	9,851
Foreign currency transactions	358
Total net realized gain (loss)		1,639,669
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,494)	4,569,400
Affiliated issuers	(16,122)
Assets and liabilities in foreign currencies	(209)
Total change in net unrealized appreciation (depreciation)		4,553,069
Net gain (loss)		6,192,738
Net increase (decrease) in net assets resulting from operations		$6,125,922
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(66,816)	$(151,861)
Net realized gain (loss)	1,639,669	4,914,313
Change in net unrealized appreciation (depreciation)	4,553,069	(24,910,772)
Net increase (decrease) in net assets resulting from operations	6,125,922	(20,148,320)
Distributions to shareholders	(2,600,954)	(6,433,347)
Share transactions - net increase (decrease)	492,272	(581,831)
Total increase (decrease) in net assets	4,017,240	(27,163,498)

Net Assets
Beginning of period	42,675,732	69,839,230
End of period	$46,692,972	$42,675,732

Financial Highlights
Fidelity® Growth Company Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$26.47	$41.75	$34.49	$21.54	$18.79	$18.53
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.09)	(.14) D	(.10)	(.04)	(.01) E
Net realized and unrealized gain (loss)	3.60	(11.30)	10.31	13.87	3.81	1.12
Total from investment operations	3.56	(11.39)	10.17	13.77	3.77	1.11
Distributions from net realized gain	(1.62)	(3.89)	(2.91)	(.82)	(1.02)	(.85)
Total distributions	(1.62)	(3.89)	(2.91)	(.82)	(1.02)	(.85)
Net asset value, end of period	$28.41	$26.47	$41.75	$34.49	$21.54	$18.79
Total Return F,G	15.15%	(29.90)%	31.76%	66.23%	22.05%	6.19%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.89% J	.86%	.79%	.83%	.83%	.85%
Expenses net of fee waivers, if any	.88% J	.86%	.79%	.83%	.83%	.85%
Expenses net of all reductions	.88% J	.86%	.79%	.83%	.83%	.85%
Net investment income (loss)	(.33)% J	(.32)%	(.38)% D	(.41)%	(.20)%	(.07)% E
Supplemental Data
Net assets, end of period (in millions)	$39,199	$34,900	$53,845	$43,533	$28,861	$25,615
Portfolio turnover rate K,L	11% J	14%	16%	18%	16%	18%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.43)%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.19)%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Growth Company Fund Class K

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$26.59	$41.89	$34.57	$21.57	$18.80	$18.52
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.07)	(.12) D	(.08)	(.02)	- E,F
Net realized and unrealized gain (loss)	3.61	(11.34)	10.35	13.90	3.81	1.13
Total from investment operations	3.58	(11.41)	10.23	13.82	3.79	1.13
Distributions from net investment income	-	-	-	-	-	- F
Distributions from net realized gain	(1.62)	(3.89)	(2.91)	(.82)	(1.02)	(.85)
Total distributions	(1.62)	(3.89)	(2.91)	(.82)	(1.02)	(.85)
Net asset value, end of period	$28.55	$26.59	$41.89	$34.57	$21.57	$18.80
Total Return G,H	15.16%	(29.85)%	31.87%	66.37%	22.15%	6.28%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.82% K	.79%	.73%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.82% K	.79%	.72%	.75%	.75%	.76%
Expenses net of all reductions	.82% K	.79%	.72%	.75%	.75%	.76%
Net investment income (loss)	(.26)% K	(.26)%	(.32)% D	(.33)%	(.12)%	.02% E
Supplemental Data
Net assets, end of period (in millions)	$7,494	$7,776	$15,994	$18,449	$14,772	$15,468
Portfolio turnover rate L,M	11% K	14%	16%	18%	16%	18%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.37)%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11)%.

F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Growth Company Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$1,739,859	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.0 - 26.0 / 13.8	Increase
			Enterprise value/Revenue multiple (EV/R)	2.2 - 25.0 / 7.3	Increase
			Enterpirse value/Revenue multiple (EV/R)	2.1	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.0	Increase
			Probability rate	25.0% - 75.0% / 50.0%	Increase
			Liquidity preference	$254.19 - $282.13 / $268.90	Increase
		Recovery value	Recovery value	$0.00 - $0.31 / $0.24	Increase
		Market approach	Transaction price	$0.70 - $215.03 / $33.99	Increase
			Discount rate	5.0% - 52.5% / 23.8%	Decrease
		Book value	Book value multiple	1.4	Increase
		Discounted cash flow	Discount rate	8.0% - 14.1% / 14.1%	Decrease
			Weighted average cost of capital (WACC)	20.5% - 38.4% / 30.9%	Decrease
			Exit multiple	2.0% - 7.3% / 3.8%	Increase
			Probability rate	10.0% - 70.0% / 40.0%	Increase
		Black scholes	Discount rate	3.5% - 5.3% / 4.1%	Increase
			Volatility	45.0% - 100.0% / 76.7%	Increase
			Term	1.0 - 5.0 / 2.9	Increase
Corporate Bonds	$12,332	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.5	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 50.0% / 33.3%	Increase
		Black scholes	Volatility	75.0%	Increase
			Term	0.6	Increase
Preferred Securities	$21,326	Market comparable	Enterprise value/Revenue multiple (EV/R)	5.0	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$59.45 - $100.00 / $84.87	Increase
		Discounted cash flow	Discount rate	20.0%	Decrease
		Black scholes	Discount rate	4.0% - 4.2% / 4.1%	Increase
			Volatility	70.0%	Increase
			Term	2.0 - 3.0 / 2.6	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Company Fund	$1,628

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$31,418,614
Gross unrealized depreciation	(2,838,184)
Net unrealized appreciation (depreciation)	$28,580,430
Tax cost	$18,470,785

The Fund intended to elect to defer to its next fiscal year $137,099 of ordinary losses recognized during the period January 1, 2022 to November 30, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Growth Company Fund	204,588.44

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company Fund	2,322,326	3,478,217

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Growth Company Fund	37,477	599,008	927,859	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Growth Company Fund	94,219	1,682,202	2,666,231	Growth Company and Class K

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the   relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Growth Company	$18,832.11
Class K	1,508.04
	$20,340

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth Company Fund	- A

A   Amount represents less than .005%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Company Fund	$94

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth Company Fund	Borrower	$52,612	4.57%	$60

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Company Fund	321,081	335,423	107,094

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Growth Company Fund	$41

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Company Fund	$122	$46	$6,113

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $954.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Growth Company Fund
Distributions to shareholders
Growth Company	$2,142,375	$4,986,906
Class K	458,579	1,446,441
Total	$2,600,954	$6,433,347

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Growth Company Fund
Growth Company
Shares sold	57,481	159,105	$1,427,986	$4,503,361
Reinvestment of distributions	88,689	123,271	1,971,548	4,540,077
Shares redeemed	(84,619)	(253,813)	(2,103,313)	(7,313,072)
Net increase (decrease)	61,551	28,563	$1,296,221	$1,730,366
Class K
Shares sold	19,518	40,502	$497,495	$1,203,828
Reinvestment of distributions	20,509	39,098	458,166	1,445,449
Shares redeemed	(69,992)	(168,994)	(1,759,610)	(4,961,474)
Net increase (decrease)	(29,965)	(89,394)	$(803,949)	$(2,312,197)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Growth Company Fund	17%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Growth Company Fund	23%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity® Growth Company Fund
Fidelity® Growth Company Fund	.88%
Actual		$ 1,000	$ 1,151.50	$ 4.72
Hypothetical- B		$ 1,000	$ 1,020.54	$ 4.43
Class K	.82%
Actual		$ 1,000	$ 1,151.60	$ 4.40
Hypothetical- B		$ 1,000	$ 1,020.84	$ 4.13

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Growth Company Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on April 19, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To reclassify the diversification status of the fund from diversified to non-diversified by eliminating the following fundamental policy: The fund may not with respect to 75% of fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities,  or securities of other investment companies) if, as a result, (a) more than 5% of fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of outstanding voting securities of issuer.

	# of Votes	% of Votes
Affirmative	22,429,549,752.490	84.230
Against	3,153,408,865.270	11.840
Abstain	1,046,057,621.270	3.930
TOTAL	26,629,016,239.030	100.000

1.704741.125
GCF-SANN-0723
Fidelity® Growth Company K6 Fund

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

NVIDIA Corp.	13.0
Apple, Inc.	9.2
Microsoft Corp.	6.1
Amazon.com, Inc.	5.4
Alphabet, Inc. Class A	3.9
lululemon athletica, Inc.	3.4
Salesforce, Inc.	1.8
Tesla, Inc.	1.6
Oracle Corp.	1.6
Alphabet, Inc. Class C	1.5
47.5

Market Sectors (% of Fund's net assets)

Information Technology	43.0
Consumer Discretionary	18.3
Health Care	16.0
Communication Services	7.6
Industrials	4.4
Consumer Staples	3.7
Financials	3.5
Energy	1.7
Materials	1.0
Real Estate	0.2
Utilities	0.1

Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	8,592	306,133
Entertainment - 0.8%
Netflix, Inc. (a)	254,488	100,581,292
Roblox Corp. (a)	19,917	833,726
Roku, Inc. Class A (a)	150,958	8,785,756
The Walt Disney Co. (a)	58,467	5,142,757
		115,343,531
Interactive Media & Services - 6.2%
Alphabet, Inc.:
Class A (a)	4,505,269	553,562,402
Class C (a)	1,725,574	212,884,064
Epic Games, Inc. (a)(b)(c)	5,000	3,519,800
Meta Platforms, Inc. Class A (a)	389,792	103,185,738
Snap, Inc. Class A (a)	704,513	7,186,033
		880,338,037
Media - 0.0%
Comcast Corp. Class A	27,662	1,088,500
The Trade Desk, Inc. (a)	25,735	1,803,509
		2,892,009
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	539,788	74,085,903
TOTAL COMMUNICATION SERVICES		1,072,965,613
CONSUMER DISCRETIONARY - 18.2%
Automobile Components - 0.0%
Mobileye Global, Inc. (d)	104,719	4,667,326
Automobiles - 1.9%
Rad Power Bikes, Inc. (a)(b)(c)	171,416	359,974
Rivian Automotive, Inc. (a)(d)	2,202,142	32,437,552
Tesla, Inc. (a)	1,137,805	232,032,574
		264,830,100
Broadline Retail - 5.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	138,648	11,029,448
Amazon.com, Inc. (a)	6,405,064	772,322,617
Etsy, Inc. (a)	32,416	2,627,317
Ollie's Bargain Outlet Holdings, Inc. (a)	775,841	42,764,356
Ozon Holdings PLC ADR (a)(c)(d)	6,684	57,482
PDD Holdings, Inc. ADR (a)	46,983	3,068,930
Vipshop Holdings Ltd. ADR (a)	359,147	5,142,985
		837,013,135
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. Class A (a)	78,630	8,631,215
Booking Holdings, Inc. (a)	31,505	79,038,799
Chipotle Mexican Grill, Inc. (a)	13,999	29,068,784
Dutch Bros, Inc. (a)(d)	54,552	1,547,095
Expedia, Inc. (a)	101,248	9,690,446
Marriott International, Inc. Class A	124,444	20,880,459
McDonald's Corp.	910	259,450
Penn Entertainment, Inc. (a)	812,128	20,335,685
Shake Shack, Inc. Class A (a)	19,902	1,316,915
Sonder Holdings, Inc.:
rights (a)(c)	5,104	357
rights (a)(c)	5,104	255
rights (a)(c)	5,104	204
rights (a)(c)	5,104	153
rights (a)(c)	5,103	102
rights (a)(c)	5,102	102
Starbucks Corp.	199,108	19,440,905
Sweetgreen, Inc. Class A (a)	441,758	4,209,954
Trip.com Group Ltd. ADR (a)	268,480	8,478,598
Yum China Holdings, Inc.	212,154	11,978,215
Zomato Ltd. (a)	2,105,200	1,757,940
		216,635,633
Household Durables - 0.4%
Lennar Corp. Class A	503,683	53,954,523
PulteGroup, Inc.	190	12,555
Purple Innovation, Inc. (d)	1,290,602	4,465,483
Toll Brothers, Inc.	40,912	2,769,742
		61,202,303
Specialty Retail - 2.8%
Fanatics, Inc. Class A (a)(b)(c)	204,775	14,754,039
Farfetch Ltd. Class A (a)(d)	270,300	1,332,579
Five Below, Inc. (a)	79,303	13,681,354
Floor & Decor Holdings, Inc. Class A (a)(d)	93,215	8,511,462
Lowe's Companies, Inc.	432,677	87,024,325
Revolve Group, Inc. (a)(d)	594,584	9,049,568
RH (a)	45,073	11,041,984
Ross Stores, Inc.	127,369	13,197,976
RumbleON, Inc. Class B (a)(d)	200,450	2,188,914
The Home Depot, Inc.	326,363	92,507,592
TJX Companies, Inc.	1,330,477	102,167,329
Tractor Supply Co.	2,400	503,016
Wayfair LLC Class A (a)(d)	1,094,343	44,123,910
		400,084,048
Textiles, Apparel & Luxury Goods - 5.7%
Canada Goose Holdings, Inc. (a)(d)	457,389	7,281,161
Crocs, Inc. (a)	180,453	20,261,263
Deckers Outdoor Corp. (a)	199,857	94,932,075
Li Ning Co. Ltd.	482,180	2,586,257
lululemon athletica, Inc. (a)	1,480,327	491,364,941
NIKE, Inc. Class B	405,091	42,639,879
On Holding AG (a)	1,592,489	43,713,823
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,141,154	109,991,081
		812,770,480
TOTAL CONSUMER DISCRETIONARY		2,597,203,025
CONSUMER STAPLES - 3.7%
Beverages - 1.5%
Celsius Holdings, Inc. (a)	158,787	19,932,532
Constellation Brands, Inc. Class A (sub. vtg.)	9,986	2,426,298
Keurig Dr. Pepper, Inc.	598,303	18,619,189
Monster Beverage Corp.	836,593	49,041,082
PepsiCo, Inc.	242,159	44,157,694
The Coca-Cola Co.	1,376,776	82,138,456
		216,315,251
Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp.	117,084	59,895,491
Dollar General Corp.	115,821	23,290,445
Dollar Tree, Inc. (a)	115,289	15,550,180
Kroger Co.	224,296	10,167,338
Performance Food Group Co. (a)	16,490	911,732
Sysco Corp.	150,593	10,533,980
Target Corp.	91,213	11,942,518
Walmart, Inc.	90,810	13,337,265
		145,628,949
Food Products - 0.4%
Bunge Ltd.	164,059	15,198,426
Kellogg Co.	134,683	8,992,784
Mondelez International, Inc.	101,252	7,432,909
The Hershey Co.	76,845	19,956,647
The Real Good Food Co. LLC:
Class B (a)(c)	149,688	2
Class B unit (e)	149,688	528,399
The Real Good Food Co., Inc. (a)	17,974	63,448
		52,172,615
Household Products - 0.3%
Church & Dwight Co., Inc.	62,700	5,796,615
Colgate-Palmolive Co.	138,271	10,284,597
Procter & Gamble Co.	233,635	33,292,988
The Clorox Co.	3,400	537,812
		49,912,012
Personal Care Products - 0.1%
Kenvue, Inc.	144,500	3,625,505
Olaplex Holdings, Inc. (a)	1,720,660	5,437,286
The Beauty Health Co. (a)(b)	428,643	3,446,290
The Beauty Health Co. (a)(d)	400,276	3,218,219
		15,727,300
Tobacco - 0.4%
Philip Morris International, Inc.	585,761	52,724,348
TOTAL CONSUMER STAPLES		532,480,475
ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	322,462	8,787,090
Halliburton Co.	814,979	23,349,148
Schlumberger Ltd.	108,664	4,654,079
		36,790,317
Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp. (d)	608,949	16,953,140
Devon Energy Corp.	64,747	2,984,837
EOG Resources, Inc.	145,866	15,649,963
EQT Corp.	144,401	5,020,823
Hess Corp.	840,008	106,403,813
Range Resources Corp.	1,200,871	32,867,839
Reliance Industries Ltd.	768,646	22,958,988
Valero Energy Corp.	61,111	6,541,321
		209,380,724
TOTAL ENERGY		246,171,041
FINANCIALS - 3.4%
Banks - 0.5%
Bank of America Corp.	878,663	24,418,045
HDFC Bank Ltd. sponsored ADR	423,311	27,261,228
JPMorgan Chase & Co.	121,484	16,486,594
Wells Fargo & Co.	116,759	4,648,176
		72,814,043
Capital Markets - 0.3%
BlackRock, Inc. Class A	44,679	29,378,676
Charles Schwab Corp.	357,005	18,810,593
		48,189,269
Financial Services - 2.6%
Block, Inc. Class A (a)	55,341	3,342,043
MasterCard, Inc. Class A	399,834	145,947,407
PayPal Holdings, Inc. (a)	161,659	10,021,241
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	23,230	59,933
Toast, Inc. (a)(d)	1,768,310	37,081,461
Visa, Inc. Class A	757,286	167,382,925
		363,835,010
TOTAL FINANCIALS		484,838,322
HEALTH CARE - 15.4%
Biotechnology - 8.1%
4D Pharma PLC (a)(c)(d)	1,031,336	213,736
AbbVie, Inc.	139,107	19,191,202
Absci Corp. (a)	1,383,493	2,628,637
ACADIA Pharmaceuticals, Inc. (a)	746,443	17,541,411
Acelyrin, Inc. (a)	144,800	2,620,880
Akouos, Inc. (CVR) (c)	338,256	260,457
Alector, Inc. (a)	585,328	4,354,840
Allovir, Inc. (a)(d)	729,621	2,750,671
Alnylam Pharmaceuticals, Inc. (a)	666,136	123,241,821
Ambrx Biopharma, Inc. ADR (a)	167	2,465
Amgen, Inc.	128,272	28,303,217
Apellis Pharmaceuticals, Inc. (a)	75,370	6,470,515
Arcutis Biotherapeutics, Inc. (a)	117,039	878,963
Argenx SE ADR (a)	218,122	84,784,021
Arrowhead Pharmaceuticals, Inc. (a)	48,725	1,676,627
Ars Pharmaceuticals, Inc. (a)	402,549	2,801,741
Ascendis Pharma A/S sponsored ADR (a)	15,846	1,378,127
aTyr Pharma, Inc. (a)	687,021	1,559,538
Avidity Biosciences, Inc. (a)	536,809	5,700,912
Axcella Health, Inc. (a)(d)	1,045,116	409,476
Beam Therapeutics, Inc. (a)(d)	270,560	8,630,864
BeiGene Ltd. ADR (a)(d)	166,363	36,754,578
Biomea Fusion, Inc. (a)	585,679	19,889,659
BioNTech SE ADR	30,715	3,227,532
BioXcel Therapeutics, Inc. (a)(d)	463,100	8,308,014
Calyxt, Inc. (a)	8,652	54,508
Caris Life Sciences, Inc. (b)(c)	362,791	2,031,630
Century Therapeutics, Inc. (a)	682,629	2,170,760
Cerevel Therapeutics Holdings (a)	1,829,327	59,636,060
Codiak Biosciences, Inc. warrants 9/15/27 (a)	95,000	1
CRISPR Therapeutics AG (a)(d)	223,990	14,344,320
Cyclerion Therapeutics, Inc. (a)	10,061	43,765
Day One Biopharmaceuticals, Inc. (a)	308,798	4,107,013
Denali Therapeutics, Inc. (a)	100,669	3,042,217
Disc Medicine, Inc. rights (a)(c)	50,893	1
EQRx, Inc. (a)(d)	2,666,944	4,693,821
EQRx, Inc.:
rights (a)(c)	65,872	20,420
rights (a)(c)	28,231	5,364
Evelo Biosciences, Inc. (a)(d)	594,216	81,110
Foghorn Therapeutics, Inc. (a)(d)	287,171	1,806,306
Generation Bio Co. (a)	597,344	2,090,704
Geron Corp. (a)	627,975	2,053,478
Icosavax, Inc. (a)	1,510	15,160
Idorsia Ltd. (a)(d)	163,543	1,338,691
Immunocore Holdings PLC ADR (a)	43,072	2,376,713
ImmunoGen, Inc. (a)	430,600	5,873,384
Immunovant, Inc. (a)	547,874	11,510,833
Inhibrx, Inc. (a)(d)	150,752	3,566,792
Invivyd, Inc. (a)(d)	921,282	1,658,308
Ionis Pharmaceuticals, Inc. (a)(d)	2,177,010	89,039,709
Janux Therapeutics, Inc. (a)	149,843	1,741,176
Karuna Therapeutics, Inc. (a)	387,953	87,890,752
Kineta, Inc.	5,211	15,685
Legend Biotech Corp. ADR (a)	657,640	42,200,759
Lexicon Pharmaceuticals, Inc. (a)	471,472	1,555,858
Lyell Immunopharma, Inc. (a)(d)	332,538	1,060,796
Madrigal Pharmaceuticals, Inc. (a)	4,000	1,113,640
Magenta Therapeutics, Inc. (c)(f)	346,245	1,551,178
Moderna, Inc. (a)	267,354	34,143,779
Monte Rosa Therapeutics, Inc. (a)	312,481	2,306,110
Moonlake Immunotherapeutics (a)(d)	2,700	73,467
Morphic Holding, Inc. (a)	360,557	20,732,028
Nuvalent, Inc. Class A (a)	468,369	19,718,335
Omega Therapeutics, Inc. (a)	665,033	5,047,600
ORIC Pharmaceuticals, Inc. (a)	270,098	1,361,294
Poseida Therapeutics, Inc. (a)	736,765	1,672,457
Protagonist Therapeutics, Inc. (a)	3,506	91,401
Prothena Corp. PLC (a)	673,659	44,751,167
PTC Therapeutics, Inc. (a)	371,264	15,581,950
RAPT Therapeutics, Inc. (a)	264,381	5,295,551
Recursion Pharmaceuticals, Inc. (a)(d)	673,262	5,904,508
Regeneron Pharmaceuticals, Inc. (a)	87,810	64,589,524
Relay Therapeutics, Inc. (a)(d)	314,267	3,500,934
Roivant Sciences Ltd. (a)	2,854,252	25,945,151
Sage Therapeutics, Inc. (a)	855,144	42,329,628
Sana Biotechnology, Inc. (a)(d)	505,878	3,045,386
Scholar Rock Holding Corp. (a)	450,011	2,619,064
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	39,325	61,471
Seres Therapeutics, Inc. (a)(d)	1,917,803	9,493,125
Shattuck Labs, Inc. (a)	322,243	841,054
Sigilon Therapeutics, Inc. (a)	8,839	37,124
SpringWorks Therapeutics, Inc. (b)	113,900	2,806,724
SpringWorks Therapeutics, Inc. (a)(d)	811,529	22,219,664
Synlogic, Inc. (a)	639,040	335,496
Tango Therapeutics, Inc. (a)	409,889	1,106,700
Taysha Gene Therapies, Inc. (a)	178,669	124,872
TG Therapeutics, Inc. (a)	484,338	12,897,921
Tyra Biosciences, Inc. (a)	46,685	675,532
uniQure B.V. (a)	110,724	2,135,866
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	664,077	31,698
Vaxcyte, Inc. (a)	312,215	15,460,887
Vera Therapeutics, Inc. (a)	227,996	1,903,767
Vertex Pharmaceuticals, Inc. (a)	68,837	22,273,588
Verve Therapeutics, Inc. (a)(d)	138,552	2,144,785
Viking Therapeutics, Inc. (a)	1,002,975	22,025,331
Vor Biopharma, Inc. (a)	517,426	2,431,902
Zai Lab Ltd. ADR (a)	144,151	4,683,466
Zentalis Pharmaceuticals, Inc. (a)	204,367	5,321,717
		1,159,992,840
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	15,648	1,596,096
Blink Health LLC Series A1 (a)(b)(c)	65,933	3,157,531
Boston Scientific Corp. (a)	10,100	519,948
DexCom, Inc. (a)	317,160	37,190,182
Figs, Inc. Class A (a)	124,819	1,028,509
Inspire Medical Systems, Inc. (a)	7,300	2,135,177
Insulet Corp. (a)	522,904	143,406,422
Intuitive Surgical, Inc. (a)	201,095	61,905,085
Novocure Ltd. (a)(d)	1,506,389	108,173,794
Oddity Tech Ltd. (a)(b)(c)	3,704	1,675,727
Outset Medical, Inc. (a)	455,304	9,483,982
Penumbra, Inc. (a)	7,370	2,265,096
Presbia PLC (a)(c)	96,997	1
PROCEPT BioRobotics Corp. (a)	386,532	12,929,495
Shockwave Medical, Inc. (a)	171,188	47,092,107
		432,559,152
Health Care Providers & Services - 1.2%
Alignment Healthcare, Inc. (a)	391,093	2,295,716
Guardant Health, Inc. (a)	150,602	4,415,651
Humana, Inc.	77,449	38,869,330
McKesson Corp.	32,480	12,694,483
The Oncology Institute, Inc. (a)(b)	446,788	191,002
UnitedHealth Group, Inc.	221,230	107,792,105
		166,258,287
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	115	81,021
DNA Script (a)(b)(c)	439	309,290
		390,311
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	563,697	29,571,545
Akoya Biosciences, Inc. (a)	17,491	98,474
Danaher Corp.	36,029	8,272,979
Gerresheimer AG	19,700	2,164,694
Olink Holding AB ADR (a)	455,652	8,876,101
Seer, Inc. (a)	246,109	905,681
Thermo Fisher Scientific, Inc.	42,237	21,475,825
WuXi AppTec Co. Ltd. (H Shares) (e)	338,482	2,788,101
Wuxi Biologics (Cayman), Inc. (a)(e)	2,200,461	11,254,585
		85,407,985
Pharmaceuticals - 2.5%
Adimab LLC (a)(b)(c)(g)	196,899	7,846,425
Arvinas Holding Co. LLC (a)	58,793	1,283,451
Atea Pharmaceuticals, Inc. (a)	1,170,755	4,671,312
Bristol-Myers Squibb Co.	131,721	8,488,101
DICE Therapeutics, Inc. (a)	98,004	3,097,906
Dragonfly Therapeutics, Inc. (a)(b)(c)	31,376	698,116
Eli Lilly & Co.	355,343	152,605,605
Fulcrum Therapeutics, Inc. (a)	449,502	1,222,645
GH Research PLC (a)	356,088	3,988,186
Harmony Biosciences Holdings, Inc. (a)(d)	629,557	21,770,081
Intra-Cellular Therapies, Inc. (a)	997,553	59,234,697
Merck & Co., Inc.	42,279	4,668,024
Novo Nordisk A/S Series B sponsored ADR	224,435	36,012,840
Nuvation Bio, Inc. (a)	1,585,161	2,567,961
OptiNose, Inc. (a)	1,708,485	2,135,606
OptiNose, Inc. warrants (a)	213,862	65,897
Pfizer, Inc.	26,448	1,005,553
Pharvaris BV (a)	31,500	269,325
Pliant Therapeutics, Inc. (a)	490,779	10,615,550
Sienna Biopharmaceuticals, Inc. (a)(c)	364,498	4
Skyhawk Therapeutics, Inc. (a)(b)(c)	127,580	1,465,894
Theravance Biopharma, Inc. (a)(d)	122,995	1,375,084
UCB SA	254,348	22,163,053
Ventyx Biosciences, Inc. (a)	117,151	4,038,195
		351,289,511
TOTAL HEALTH CARE		2,195,898,086
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.7%
AeroVironment, Inc. (a)	49,826	4,654,247
Lockheed Martin Corp.	64,753	28,750,980
Raytheon Technologies Corp.	160,583	14,796,118
Space Exploration Technologies Corp. Class A (a)(b)(c)	324,714	25,002,978
The Boeing Co. (a)	133,321	27,424,130
		100,628,453
Air Freight & Logistics - 0.1%
Delhivery Private Ltd.	486,000	2,052,379
United Parcel Service, Inc. Class B	67,974	11,351,658
		13,404,037
Construction & Engineering - 0.2%
Fluor Corp. (a)	477,758	12,689,252
MasTec, Inc. (a)	35,004	3,548,005
Quanta Services, Inc.	47,021	8,349,989
		24,587,246
Electrical Equipment - 0.3%
Eaton Corp. PLC	84,558	14,873,752
Emerson Electric Co.	213,846	16,611,557
Fluence Energy, Inc. (a)	4,550	112,840
Generac Holdings, Inc. (a)	117,010	12,744,729
Nextracker, Inc. Class A (d)	51,099	1,954,537
NuScale Power Corp. (a)(d)	290,952	2,182,140
		48,479,555
Ground Transportation - 1.6%
Avis Budget Group, Inc. (a)	534,211	89,635,264
Bird Global, Inc.:
Stage 1 rights (a)(c)	27,377	0
Stage 2 rights (a)(c)	27,377	0
Stage 3 rights (a)(c)	27,377	0
Hertz Global Holdings, Inc. (a)(d)	86,110	1,350,205
Lyft, Inc. (a)	802,808	7,241,328
Uber Technologies, Inc. (a)	2,157,119	81,819,524
Union Pacific Corp.	262,023	50,444,668
		230,490,989
Industrial Conglomerates - 0.1%
General Electric Co.	18,200	1,847,846
Honeywell International, Inc.	45,163	8,653,231
		10,501,077
Machinery - 0.5%
Caterpillar, Inc.	109,009	22,428,602
Deere & Co.	102,709	35,535,260
Fortive Corp.	32,342	2,105,788
Illinois Tool Works, Inc.	58,347	12,762,239
Ingersoll Rand, Inc.	81,578	4,622,209
		77,454,098
Passenger Airlines - 0.7%
Delta Air Lines, Inc. (a)	640,196	23,258,321
Ryanair Holdings PLC sponsored ADR (a)	6,687	702,670
Southwest Airlines Co.	714,033	21,328,166
Spirit Airlines, Inc.	629,515	9,574,923
United Airlines Holdings, Inc. (a)	478,132	22,694,535
Wizz Air Holdings PLC (a)(e)	716,316	24,735,861
		102,294,476
Professional Services - 0.1%
LegalZoom.com, Inc. (a)	144,416	1,616,015
Paycom Software, Inc.	18,249	5,112,092
Paylocity Holding Corp. (a)	26,427	4,565,264
		11,293,371
TOTAL INDUSTRIALS		619,133,302
INFORMATION TECHNOLOGY - 42.8%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	142,690	23,735,055
Ciena Corp. (a)	942,003	44,029,220
Infinera Corp. (a)(d)	3,838,899	18,810,605
		86,574,880
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)(d)	128,130	4,735,685
TE Connectivity Ltd.	3,543	433,947
		5,169,632
IT Services - 1.5%
Accenture PLC Class A	115,125	35,219,040
Cloudflare, Inc. (a)(d)	1,256,084	86,870,769
IBM Corp.	132,871	17,085,882
MongoDB, Inc. Class A (a)	8,861	2,603,273
Okta, Inc. (a)	124,568	11,323,231
Shopify, Inc. Class A (a)	700,201	40,062,329
Snowflake, Inc. (a)	74,435	12,308,572
Twilio, Inc. Class A (a)	12,993	904,573
X Holdings Corp. Class A (c)	26,890	939,537
		207,317,206
Semiconductors & Semiconductor Equipment - 17.8%
Advanced Micro Devices, Inc. (a)	989,132	116,925,294
Allegro MicroSystems LLC (a)	19,881	781,920
Applied Materials, Inc.	474,843	63,296,572
ASML Holding NV (depository receipt)	31,028	22,431,072
Broadcom, Inc.	44,525	35,974,419
Cirrus Logic, Inc. (a)	554,762	43,093,912
Enphase Energy, Inc. (a)	92,829	16,141,107
First Solar, Inc. (a)	233,104	47,310,788
GlobalFoundries, Inc. (a)	112,673	6,572,216
Impinj, Inc. (a)	123,480	12,636,943
KLA Corp.	64,858	28,731,445
Lam Research Corp.	18,377	11,333,096
Lattice Semiconductor Corp. (a)	68,050	5,533,146
Marvell Technology, Inc.	1,002,532	58,638,097
Micron Technology, Inc.	196,520	13,402,664
Monolithic Power Systems, Inc.	39,666	19,432,770
NVIDIA Corp.	4,896,658	1,852,601,578
onsemi (a)	197,390	16,501,804
Qualcomm, Inc.	168,439	19,102,667
Silicon Laboratories, Inc. (a)	526,399	74,048,547
SiTime Corp. (a)	184,350	18,281,990
SolarEdge Technologies, Inc. (a)	9,730	2,771,396
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	135,375	13,346,621
Teradyne, Inc.	84,891	8,505,229
Texas Instruments, Inc.	157,840	27,445,219
Wolfspeed, Inc. (a)(d)	133,895	6,432,316
		2,541,272,828
Software - 12.8%
Adobe, Inc. (a)	194,240	81,151,530
Atlassian Corp. PLC (a)	11,482	2,075,831
Autodesk, Inc. (a)	116,939	23,316,467
Bill Holdings, Inc. (a)	31,658	3,279,136
Clear Secure, Inc.	644	15,913
Confluent, Inc. (a)	165,900	5,265,666
Crowdstrike Holdings, Inc. (a)	115,688	18,525,119
Datadog, Inc. Class A (a)	85,775	8,140,905
Elastic NV (a)	53,045	3,862,737
Freshworks, Inc. (a)	71,000	1,118,960
HubSpot, Inc. (a)	57,466	29,766,813
Intuit, Inc.	86,127	36,097,548
Microsoft Corp.	2,635,264	865,394,345
Nutanix, Inc. Class A (a)	3,775,929	111,843,017
Oracle Corp.	2,177,509	230,685,303
Palantir Technologies, Inc. (a)	36,900	542,799
Palo Alto Networks, Inc. (a)	7,300	1,557,747
RingCentral, Inc. (a)	43,953	1,525,169
Salesforce, Inc. (a)	1,181,301	263,879,017
Samsara, Inc. (a)(d)	71,905	1,384,171
SentinelOne, Inc. (a)(d)	80,483	1,720,727
ServiceNow, Inc. (a)	122,827	66,913,693
Stripe, Inc. Class B (a)(b)(c)	38,500	775,005
UiPath, Inc. Class A (a)	1,519,173	27,178,005
Workday, Inc. Class A (a)	46,952	9,953,354
Zoom Video Communications, Inc. Class A (a)	234,756	15,759,170
Zscaler, Inc. (a)(d)	84,323	11,424,080
		1,823,152,227
Technology Hardware, Storage & Peripherals - 10.1%
Apple, Inc.	7,430,839	1,317,116,213
Pure Storage, Inc. Class A (a)	4,274,445	123,061,272
Samsung Electronics Co. Ltd.	167,855	9,061,958
		1,449,239,443
TOTAL INFORMATION TECHNOLOGY		6,112,726,216
MATERIALS - 0.9%
Chemicals - 0.4%
Albemarle Corp.	44,584	8,628,342
CF Industries Holdings, Inc.	172,899	10,635,017
Cibus Corp.:
Series E (a)(b)(c)(g)	2,065,675	4,131,350
Series F (a)(b)(c)(g)	290,474	580,948
Corteva, Inc.	508,910	27,221,596
The Mosaic Co.	333,575	10,661,057
		61,858,310
Containers & Packaging - 0.0%
Sealed Air Corp.	78,564	2,973,647
Metals & Mining - 0.5%
Barrick Gold Corp. (Canada) (d)	413,404	6,985,995
Freeport-McMoRan, Inc.	1,628,436	55,920,492
Rio Tinto PLC sponsored ADR	69,449	4,100,963
		67,007,450
TOTAL MATERIALS		131,839,407
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	91,193	16,819,637
Equinix, Inc.	7,658	5,709,422
		22,529,059
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	67,729	5,074,257
TOTAL REAL ESTATE		27,603,316
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (e)	120,835	10,580,315
TOTAL COMMON STOCKS (Cost $10,863,343,480)		14,031,439,118

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 1.3%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	49,039	10,405,585
Reddit, Inc.:
Series E(a)(b)(c)	4,501	151,729
Series F(a)(b)(c)	88,486	2,982,863
		13,540,177
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	22,348	46,931
Series C(a)(b)(c)	87,936	184,666
Series D(a)(b)(c)	219,600	461,160
		692,757
Broadline Retail - 0.1%
Meesho Series F (a)(b)(c)	66,982	4,636,494

Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	1,400	408,842

Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(b)(c)	141,369	1,101,265
Series D(a)(b)(c)	125,665	1,027,940
Laronde, Inc. Series B (a)(b)(c)	81,282	1,526,476
		3,655,681
TOTAL CONSUMER DISCRETIONARY		9,393,774

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	19,907	1,713,595
Series H(a)(b)(c)	20,720	1,783,578
Instacart, Inc.:
Series H(a)(b)(c)	12,458	510,155
Series I(a)(b)(c)	6,009	246,069
		4,253,397
Food Products - 0.0%
AgBiome LLC Series D (a)(b)(c)	511,821	2,594,932
Bowery Farming, Inc. Series C1 (a)(b)(c)	27,155	253,085
		2,848,017
TOTAL CONSUMER STAPLES		7,101,414

FINANCIALS - 0.1%
Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc.:
Series C(a)(b)(c)	109,967	1,188,743
Series D1(b)(c)	190,900	2,069,356
Series D2(b)(c)	15,557	159,459
Saluda Medical, Inc.:
Series D(b)(c)	154,870	1,798,041
Series E(b)(c)	287,593	2,318,000
		7,533,599
HEALTH CARE - 0.6%
Biotechnology - 0.4%
Altos Labs, Inc. Series B (b)(c)	124,464	2,383,486
Ankyra Therapeutics Series B (a)(b)(c)	329,325	1,379,872
Apogee Therapeutics Series B (b)(c)	532,865	1,758,455
Asimov, Inc. Series B (a)(b)(c)	19,920	963,929
Bright Peak Therapeutics AG Series B (a)(b)(c)	282,257	784,674
Caris Life Sciences, Inc. Series D (a)(b)(c)	258,638	1,448,373
Castle Creek Biosciences, Inc.:
Series D1(a)(b)(c)	4,476	949,941
Series D2(a)(b)(c)	1,254	236,454
Cleerly, Inc. Series C (b)(c)	294,888	3,444,292
Deep Genomics, Inc. Series C (a)(b)(c)	155,443	1,629,043
Dianthus Therapeutics, Inc. Series A (a)(b)(c)	333,765	1,485,254
Element Biosciences, Inc.:
Series B(a)(b)(c)	125,057	2,057,188
Series C(a)(b)(c)	114,255	1,879,495
ElevateBio LLC Series C (a)(b)(c)	247,600	1,039,920
Fog Pharmaceuticals, Inc. Series D (b)(c)	272,597	2,963,129
Generate Biomedicines Series B (a)(b)(c)	191,856	1,931,990
Inscripta, Inc.:
Series D(a)(b)(c)	277,957	1,175,758
Series E(a)(b)(c)	215,182	910,220
Korro Bio, Inc.:
Series B1(a)(b)(c)	379,289	838,229
Series B2(a)(b)(c)	356,095	801,214
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	1,759,782	3,237,999
National Resilience, Inc.:
Series B(a)(b)(c)	182,315	11,071,990
Series C(a)(b)(c)	74,748	4,539,446
Odyssey Therapeutics, Inc. Series B (b)(c)	458,024	2,899,292
Quell Therapeutics Ltd. Series B (a)(b)(c)	822,639	1,661,731
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	14,028	945,768
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	587,934	1,522,749
Series B1(a)(b)(c)	313,559	928,135
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	241,456	951,337
Treeline Biosciences:
Series A(a)(b)(c)	283,817	2,213,773
Series A1(b)(c)	151,334	1,212,185
		61,245,321
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	145,007	6,944,385
Kardium, Inc. Series D6 (a)(b)(c)	1,087,032	1,076,162
		8,020,547
Health Care Providers & Services - 0.0%
Boundless Bio, Inc.:
Series B(a)(b)(c)	756,226	650,354
Series C(b)(c)	1,833,120	1,283,184
Conformal Medical, Inc.:
Series C(a)(b)(c)	140,186	614,015
Series D(b)(c)	153,658	780,583
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	260,848	461,701
		3,789,837
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(b)(c)	26,096	1,307,932
Series E1(b)(c)	21,357	1,070,413
DNA Script:
Series B(a)(b)(c)	6	4,227
Series C(a)(b)(c)	2,549	1,795,856
Omada Health, Inc. Series E (a)(b)(c)	636,551	2,062,425
PrognomIQ, Inc.:
Series A5(a)(b)(c)	37,950	66,413
Series B(a)(b)(c)	196,968	482,572
Series C(a)(b)(c)	65,704	182,657
Wugen, Inc. Series B (a)(b)(c)	121,894	609,470
		7,581,965
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(b)(c)	582	136,293
Galvanize Therapeutics Series B (a)(b)(c)	1,125,997	1,902,935
		2,039,228
TOTAL HEALTH CARE		82,676,898

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (a)(b)(c)	19,900	15,323,000

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	10,545	865,112
Series B, 6.00%(a)(b)(c)	20,919	1,820,371
		2,685,483
TOTAL INDUSTRIALS		18,008,483

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. Series E (a)(b)(c)	754,820	437,796
Menlo Micro, Inc. Series C (a)(b)(c)	993,699	924,140
		1,361,936
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(b)(c)	43,034	797,420
Astera Labs, Inc.:
Series A(b)(c)	80,597	716,507
Series B(b)(c)	13,723	121,997
Series C(a)(b)(c)	372,400	3,310,636
Series D(b)(c)	273,573	2,432,064
GaN Systems, Inc.:
Series F1(a)(b)(c)	63,044	701,680
Series F2(a)(b)(c)	33,289	370,507
Retym, Inc. Series C (b)(c)	165,860	1,290,689
SiMa.ai:
Series B(a)(b)(c)	299,482	1,793,897
Series B1(a)(b)(c)	167,848	1,186,685
Xsight Labs Ltd. Series D (a)(b)(c)	122,201	857,851
		13,579,933
Software - 0.1%
Bolt Technology OU Series E (a)(b)(c)	17,815	2,302,613
Databricks, Inc.:
Series G(a)(b)(c)	37,815	1,825,330
Series H(a)(b)(c)	56,085	2,707,223
Evozyne LLC Series A (a)(b)(c)	78,000	1,344,720
Skyryse, Inc. Series B (a)(b)(c)	117,653	2,476,596
Stripe, Inc. Series H (a)(b)(c)	14,400	289,872
Tenstorrent, Inc. Series C1 (a)(b)(c)	16,900	953,836
		11,900,190
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (b)(c)	136,712	2,249,842

TOTAL INFORMATION TECHNOLOGY		29,091,901

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	42,859	1,474,778

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	301,038	10,677,818

TOTAL MATERIALS		12,152,596

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(b)(c)	20,469	939,322

TOTAL CONVERTIBLE PREFERRED STOCKS		180,438,164
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (a)(b)(c)	6,592	303,891

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	127,757	3,131,324

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,435,215
TOTAL PREFERRED STOCKS (Cost $184,621,817)		183,873,379

Convertible Bonds - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	310,600	319,856
4% 6/12/27 (b)(c)	82,200	84,650
4.5% 10/27/25 (b)(c)(i)	2,076,728	2,051,184
		2,455,690
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC 5% 1/15/24 (b)(c)	2,000,000	2,218,600
TOTAL CONVERTIBLE BONDS (Cost $4,469,528)		4,674,290

Preferred Securities - 0.0%
	Principal Amount (h)	Value ($)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(c)(j)	1,541,987	1,503,437
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(c)(j)	1,477,665	1,823,882
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(j)	940,000	892,060
TOTAL INFORMATION TECHNOLOGY		2,715,942
TOTAL PREFERRED SECURITIES (Cost $3,959,652)		4,219,379

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (k)	64,464,597	64,477,490
Fidelity Securities Lending Cash Central Fund 5.14% (k)(l)	374,192,896	374,230,315
TOTAL MONEY MARKET FUNDS (Cost $438,707,805)		438,707,805

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $11,495,102,282)	14,662,913,971
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(378,035,191)
NET ASSETS - 100.0%	14,284,878,780

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $265,722,196 or 1.9% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,887,261 or 0.3% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/21	10,000,008

AgBiome LLC Series D	9/03/21	3,033,967

Aledade, Inc. Series B1	5/07/21	999,234

Aledade, Inc. Series E1	5/20/22	1,063,886

Alif Semiconductor Series C	3/08/22	873,527

Altos Labs, Inc. Series B	7/22/22	2,383,286

Ankyra Therapeutics Series B	8/26/21	1,854,693

Apogee Therapeutics Series B	11/15/22	1,760,884

Asimov, Inc. Series B	10/29/21	1,846,200

Astera Labs, Inc. Series A	5/17/22	819,631

Astera Labs, Inc. Series B	5/17/22	139,556

Astera Labs, Inc. Series C	8/24/21	1,251,934

Astera Labs, Inc. Series D	5/17/22	2,782,101

Beta Technologies, Inc. Series A	4/09/21	772,632

Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,158,213

Blink Health LLC Series A1	12/30/20	1,786,125

Blink Health LLC Series C	11/07/19 - 7/14/21	5,535,788

Blink Health LLC 5% 1/15/24	7/15/22	2,000,000

Bolt Technology OU Series E	1/03/22	4,628,275

Boundless Bio, Inc. Series B	4/23/21	1,020,905

Boundless Bio, Inc. Series C	4/05/23	1,283,184

Bowery Farming, Inc. Series C1	5/18/21	1,636,070

Bright Peak Therapeutics AG Series B	5/14/21	1,102,496

ByteDance Ltd. Series E1	11/18/20	5,373,408

Caris Life Sciences, Inc.	10/06/22	2,031,630

Caris Life Sciences, Inc. Series D	5/11/21	2,094,968

Castle Creek Biosciences, Inc. Series D1	4/19/22	962,474

Castle Creek Biosciences, Inc. Series D2	6/28/21	215,100

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	239,697

Cibus Corp. Series E	6/23/21	3,635,588

Cibus Corp. Series F	12/02/22	580,948

Circle Internet Financial Ltd. Series E	5/11/21	2,073,500

Cleerly, Inc. Series C	7/08/22	3,473,958

Conformal Medical, Inc. Series C	7/24/20	514,071

Conformal Medical, Inc. Series D	5/26/23	780,530

Databricks, Inc. Series G	2/01/21	2,235,722

Databricks, Inc. Series H	8/31/21	4,121,358

Deep Genomics, Inc. Series C	7/21/21	2,254,110

Diamond Foundry, Inc. Series C	3/15/21	7,224,912

Dianthus Therapeutics, Inc. Series A	4/06/22	1,450,710

Discord, Inc. Series I	9/15/21	770,874

DNA Script	12/17/21	443,611

DNA Script Series B	12/17/21	4,804

DNA Script Series C	10/01/21	2,217,248

Dragonfly Therapeutics, Inc.	12/19/19	830,209

Element Biosciences, Inc. Series B	12/13/19	655,374

Element Biosciences, Inc. Series C	6/21/21	2,348,706

ElevateBio LLC Series C	3/09/21	1,038,682

Enevate Corp. Series E	1/29/21	836,858

Epic Games, Inc.	7/13/20 - 7/30/20	2,875,000

Evozyne LLC Series A	4/09/21	1,752,660

Fanatics, Inc. Class A	8/13/20 - 10/24/22	7,298,410

Farmers Business Network, Inc. Series G	9/15/21	2,664,021

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,933,989

Freenome, Inc. Series C	8/14/20	934,916

Freenome, Inc. Series D	11/22/21	947,803

Galvanize Therapeutics Series B	3/29/22	1,949,422

GaN Systems, Inc. Series F1	11/30/21	534,613

GaN Systems, Inc. Series F2	11/30/21	282,291

GaN Systems, Inc. 0%	11/30/21	1,477,665

Generate Biomedicines Series B	11/02/21	2,273,494

GoBrands, Inc. Series G	3/02/21	4,971,122

GoBrands, Inc. Series H	7/22/21	8,049,525

Inscripta, Inc. Series D	11/13/20	1,270,263

Inscripta, Inc. Series E	3/30/21	1,900,057

Instacart, Inc. Series H	11/13/20	747,480

Instacart, Inc. Series I	2/26/21	751,125

Kardium, Inc. Series D6	12/30/20	1,104,251

Kardium, Inc. 0%	12/30/20	1,541,987

Korro Bio, Inc. Series B1	12/17/21	989,944

Korro Bio, Inc. Series B2	12/17/21	989,944

Laronde, Inc. Series B	8/13/21	2,275,896

LifeMine Therapeutics, Inc. Series C	2/15/22	3,583,954

Lightmatter, Inc. Series C	5/19/23	2,249,842

Meesho Series F	9/21/21	5,135,664

Menlo Micro, Inc. Series C	2/09/22	1,317,148

National Resilience, Inc. Series B	12/01/20	2,490,423

National Resilience, Inc. Series C	6/28/21	3,319,559

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	310,600

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	82,200

Neutron Holdings, Inc. 4.5% 10/27/25	10/29/21 - 4/27/23	2,076,728

Oddity Tech Ltd.	1/06/22	1,594,239

Odyssey Therapeutics, Inc. Series B	9/30/22	2,892,806

Omada Health, Inc. Series E	12/22/21	3,816,251

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,176,647

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	2,067,447

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	134,101

PrognomIQ, Inc. Series A5	8/20/20	22,922

PrognomIQ, Inc. Series B	9/11/20	450,094

PrognomIQ, Inc. Series C	2/16/22	201,054

Quell Therapeutics Ltd. Series B	11/24/21	1,554,788

Rad Power Bikes, Inc.	1/21/21	826,883

Rad Power Bikes, Inc. Series A	1/21/21	107,803

Rad Power Bikes, Inc. Series C	1/21/21	424,189

Rad Power Bikes, Inc. Series D	9/17/21	2,104,602

Reddit, Inc. Series E	5/18/21	191,176

Reddit, Inc. Series F	8/11/21	5,467,939

Redwood Materials Series C	5/28/21	970,302

Retym, Inc. Series C	5/17/23	1,290,689

SalioGen Therapeutics, Inc. Series B	12/10/21	1,485,060

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	1,975,505

Saluda Medical, Inc. Series E	4/06/23	2,321,968

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	631,103

SiMa.ai Series B	5/10/21	1,535,564

SiMa.ai Series B1	4/25/22 - 10/17/22	1,190,194

Skyhawk Therapeutics, Inc.	5/21/21	2,094,864

Skyryse, Inc. Series B	10/21/21	2,903,673

Sonoma Biotherapeutics, Inc. Series B	7/26/21	1,161,934

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	929,546

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	21,637,941

Space Exploration Technologies Corp. Series N	8/04/20	5,373,000

SpringWorks Therapeutics, Inc.	9/07/22	2,962,539

Stripe, Inc. Class B	5/18/21	1,544,943

Stripe, Inc. Series H	3/15/21	577,800

T-Knife Therapeutics, Inc. Series B	6/30/21	1,392,911

Tenstorrent, Inc. Series C1	4/23/21	1,004,778

Tenstorrent, Inc. 0%	4/23/21	940,000

The Beauty Health Co.	12/08/20	4,286,430

The Oncology Institute, Inc.	6/28/21	4,467,880

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,221,578

Treeline Biosciences Series A1	10/27/22	1,303,031

Waymo LLC Series A2	5/08/20	566,037

Wugen, Inc. Series B	7/09/21	945,276

Xsight Labs Ltd. Series D	2/16/21	977,119

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	22,944,514	647,851,786	606,318,810	1,335,311	-	-	64,477,490	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	347,584,554	936,177,834	909,532,073	530,826	-	-	374,230,315	1.3%
Total	370,529,068	1,584,029,620	1,515,850,883	1,866,137	-	-	438,707,805

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,086,505,790	1,069,445,813	-	17,059,977
Consumer Discretionary	2,606,900,690	2,582,030,357	-	24,870,333
Consumer Staples	539,581,889	532,480,473	-	7,101,416
Energy	246,171,041	246,171,041	-	-
Financials	495,503,245	484,778,389	-	10,724,856
Health Care	2,278,574,984	2,173,615,500	2,965,791	101,993,693
Industrials	637,141,785	594,130,324	-	43,011,461
Information Technology	6,141,818,117	6,111,011,674	-	30,806,443
Materials	143,992,003	127,127,109	-	16,864,894
Real Estate	27,603,316	27,603,316	-	-
Utilities	11,519,637	10,580,315	-	939,322

Corporate Bonds	4,674,290	-	-	4,674,290

Preferred Securities	4,219,379	-	-	4,219,379

Money Market Funds	438,707,805	438,707,805	-	-
Total Investments in Securities:	14,662,913,971	14,397,682,116	2,965,791	262,266,064

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$246,494,517
Net Realized Gain (Loss) on Investment Securities	250
Net Unrealized Gain (Loss) on Investment Securities	(679,541)
Cost of Purchases	10,500,351
Proceeds of Sales	(325,997)
Amortization/Accretion	-
Transfers into Level 3	6,276,484
Transfers out of Level 3	-
Ending Balance	$262,266,064
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2023	$(698,502)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $363,680,621) - See accompanying schedule:
Unaffiliated issuers (cost $11,056,394,477)	$14,224,206,166
Fidelity Central Funds (cost $438,707,805)	438,707,805

Total Investment in Securities (cost $11,495,102,282)		$14,662,913,971
Cash		30,326
Foreign currency held at value (cost $249)		249
Receivable for investments sold		30,812,681
Receivable for fund shares sold		7,942,584
Dividends receivable		6,824,435
Interest receivable		144,237
Distributions receivable from Fidelity Central Funds		400,670
Other receivables		32,538
Total assets		14,709,101,691
Liabilities
Payable for investments purchased
Regular delivery	$37,792,941
Delayed delivery	1,770,108
Payable for fund shares redeemed	4,482,670
Accrued management fee	5,126,915
Other payables and accrued expenses	822,507
Collateral on securities loaned	374,227,770
Total Liabilities		424,222,911
Net Assets		$14,284,878,780
Net Assets consist of:
Paid in capital		$11,907,288,032
Total accumulated earnings (loss)		2,377,590,748
Net Assets		$14,284,878,780
Net Asset Value , offering price and redemption price per share ($14,284,878,780 ÷ 746,155,043 shares)		$19.14

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$36,566,006
Interest		138,882
Income from Fidelity Central Funds (including $530,826 from security lending)		1,866,137
Total Income		38,571,025
Expenses
Management fee	$27,254,653
Independent trustees' fees and expenses	36,557
Miscellaneous	265,714
Total expenses before reductions	27,556,924
Expense reductions	(1,445)
Total expenses after reductions		27,555,479
Net Investment income (loss)		11,015,546
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $281,119)	(172,477,060)
Redemptions in-kind	62,745,278
Foreign currency transactions	40,495
Futures contracts	803,529
Total net realized gain (loss)		(108,887,758)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $583,463)	1,815,853,442
Assets and liabilities in foreign currencies	(45,340)
Total change in net unrealized appreciation (depreciation)		1,815,808,102
Net gain (loss)		1,706,920,344
Net increase (decrease) in net assets resulting from operations		$1,717,935,890
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,015,546	$17,841,827
Net realized gain (loss)	(108,887,758)	(391,467,265)
Change in net unrealized appreciation (depreciation)	1,815,808,102	(3,952,492,614)
Net increase (decrease) in net assets resulting from operations	1,717,935,890	(4,326,118,052)
Distributions to shareholders	(18,540,597)	(380,672,676)
Share transactions
Proceeds from sales of shares	2,009,160,862	4,035,985,469
Reinvestment of distributions	17,792,720	379,380,027
Cost of shares redeemed	(1,053,075,062)	(3,067,304,400)
Net increase (decrease) in net assets resulting from share transactions	973,878,520	1,348,061,096
Total increase (decrease) in net assets	2,673,273,813	(3,358,729,632)

Net Assets
Beginning of period	11,611,604,967	14,970,334,599
End of period	$14,284,878,780	$11,611,604,967

Other Information
Shares
Sold	117,499,083	224,328,843
Issued in reinvestment of distributions	1,171,344	16,416,271
Redeemed	(62,538,903)	(167,608,003)
Net increase (decrease)	56,131,524	73,137,111

Financial Highlights
Fidelity® Growth Company K6 Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$16.83	$24.27	$18.67	$11.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.03	- D,E	- D	.01
Net realized and unrealized gain (loss)	2.32	(6.87)	5.78	7.49	1.18
Total from investment operations	2.34	(6.84)	5.78	7.49	1.19
Distributions from net investment income	(.03)	-	(.02)	(.01)	-
Distributions from net realized gain	-	(.60)	(.16)	-	-
Total distributions	(.03)	(.60)	(.18)	(.01)	-
Net asset value, end of period	$19.14	$16.83	$24.27	$18.67	$11.19
Total Return F,G	13.93%	(28.85)%	31.20%	66.95%	11.90%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.45% J	.45%	.45%	.45%	.45% J
Expenses net of fee waivers, if any	.45% J	.45%	.45%	.45%	.45% J
Expenses net of all reductions	.45% J	.45%	.45%	.45%	.45% J
Net investment income (loss)	.18% J	.15%	(.01)% E	.01%	.29% J
Supplemental Data
Net assets, end of period (000 omitted)	$14,284,879	$11,611,605	$14,970,335	$8,000,089	$1,853,643
Portfolio turnover rate K,L	12% J	23%	22%	18%	16% M

A For the period June 13, 2019 (commencement of operations) through November 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity Growth Company K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A

Equities	$253,372,395	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.0 - 26.0 / 12.1	Increase
			Enterprise value/Revenue multiple (EV/R)	2.2 - 25.0 / 6.9	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.0	Increase
		Recovery value	Recovery value	$0.00 - $0.31 / $0.28	Increase
		Market approach	Transaction price	$0.70 - $215.03 / $22.17	Increase
			Discount rate	5.0% - 52.5% / 23.4%	Decrease
		Discounted cash flow	Discount rate	8.0% - 14.1% / 13.9%	Decrease
			Weighted average cost of capital (WACC)	20.5% - 38.4% / 31.0%	Decrease
			Exit multiple	2.0 - 7.3 / 3.8	Increase
			Probability rate	10.0% - 70.0% / 40.0%	Increase
		Black scholes	Discount rate	3.5% - 5.3% / 4.2%	Increase
			Volatility	45.0% - 100.0% / 75.7%	Increase
			Term	1.0 - 5.0 / 3.1	Increase
Corporate Bonds	$4,674,290	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.5 - 5.5 / 3.9	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 50.0% / 33.3%	Increase
		Black scholes	Volatility	75.0%	Increase
			Term	0.6	Increase
Preferred Securities	$4,219,379	Market comparable	Enterprise value/Revenue multiple (EV/R)	5.0	Increase
		Market approach	Transaction price	$59.45 - $100.00 / $84.90	Increase
		Discounted cash flow	Discount rate	20.0%	Decrease
		Black scholes	Discount rate	4.0% - 4.2% / 4.1%	Increase
			Volatility	70.0%	Increase
			Term	2.0 - 3.0 / 2.6	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,345,480,945
Gross unrealized depreciation	(1,216,176,698)
Net unrealized appreciation (depreciation)	$3,129,304,247
Tax cost	$11,533,609,724

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(477,411,298)
Long-term	(174,724,987)
Total capital loss carryforward	$(652,136,285)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Growth Company K6 Fund	12,558,723.09

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company K6 Fund	1,237,712,958	738,443,301

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Company K6 Fund	10,848,744	62,745,278	176,254,786

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company K6 Fund	36,252,195	617,389,453

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Company K6 Fund	37,569,308	275,040,157	687,087,050

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company K6 Fund	92,411,202	1,624,959,544

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Company K6 Fund	$27,020

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Company K6 Fund	170,908,784	57,074,766	(9,533,859)

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Company K6 Fund	$57,115	$6,057	$1,647,495

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,445.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® Growth Company K6 Fund	.45%
Actual		$ 1,000	$ 1,139.30	$ 2.40
Hypothetical- B		$ 1,000	$ 1,022.69	$ 2.27

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Growth Company K6 Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9893923.103
GCF-K6-SANN-0723
Fidelity® New Millennium Fund®

Semi-Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	5.9
Apple, Inc.	5.8
Alphabet, Inc. Class A	2.2
Eli Lilly & Co.	2.0
Meta Platforms, Inc. Class A	2.0
Exxon Mobil Corp.	1.9
NVIDIA Corp.	1.9
Visa, Inc. Class A	1.7
Amazon.com, Inc.	1.7
UnitedHealth Group, Inc.	1.6
26.7

Market Sectors (% of Fund's net assets)

Information Technology	26.4
Industrials	13.9
Health Care	12.9
Financials	10.0
Consumer Discretionary	10.0
Communication Services	8.3
Energy	5.4
Consumer Staples	4.2
Materials	3.9
Real Estate	1.8
Utilities	1.8

Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.3%
Entertainment - 2.9%
Activision Blizzard, Inc.	90,600	7,266
Endeavor Group Holdings, Inc. (a)	628,117	14,145
Netflix, Inc. (a)	83,900	33,160
Sea Ltd. ADR (a)	63,200	3,628
Spotify Technology SA (a)	79,700	11,867
Universal Music Group NV (b)	514,800	10,212
Universal Music Group NV rights (a)	514,800	149
World Wrestling Entertainment, Inc. Class A	27,500	2,786
		83,213
Interactive Media & Services - 4.2%
Alphabet, Inc. Class A (a)	510,900	62,774
Meta Platforms, Inc. Class A (a)	219,100	58,000
		120,774
Media - 1.2%
Comcast Corp. Class A	925,300	36,411
TOTAL COMMUNICATION SERVICES		240,398
CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 0.5%
Aptiv PLC (a)	159,900	14,084
Broadline Retail - 1.7%
Amazon.com, Inc. (a)	396,900	47,858
Hotels, Restaurants & Leisure - 3.0%
Airbnb, Inc. Class A (a)	68,900	7,563
Amadeus IT Holding SA Class A	209,500	15,035
Booking Holdings, Inc. (a)	7,000	17,561
Chipotle Mexican Grill, Inc. (a)	5,100	10,590
Churchill Downs, Inc.	133,400	18,118
Hilton Worldwide Holdings, Inc.	93,200	12,686
Yum! Brands, Inc.	52,400	6,743
		88,296
Household Durables - 1.0%
Lennar Corp. Class A	157,000	16,818
NVR, Inc. (a)	2,310	12,830
		29,648
Specialty Retail - 1.6%
Dick's Sporting Goods, Inc.	69,800	8,900
Floor & Decor Holdings, Inc. Class A (a)(c)	48,600	4,438
Industria de Diseno Textil SA	409,600	13,703
TJX Companies, Inc.	258,600	19,858
		46,899
Textiles, Apparel & Luxury Goods - 2.2%
Brunello Cucinelli SpA	309,800	26,723
NIKE, Inc. Class B	173,700	18,284
Ralph Lauren Corp.	64,300	6,836
Tapestry, Inc.	273,100	10,929
		62,772
TOTAL CONSUMER DISCRETIONARY		289,557
CONSUMER STAPLES - 4.1%
Beverages - 2.4%
Boston Beer Co., Inc. Class A (a)	32,200	10,868
Constellation Brands, Inc. Class A (sub. vtg.)	30,800	7,483
Diageo PLC sponsored ADR (c)	44,700	7,510
Keurig Dr. Pepper, Inc.	300,300	9,345
The Coca-Cola Co.	540,800	32,264
		67,470
Consumer Staples Distribution & Retail - 1.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	147,500	7,142
BJ's Wholesale Club Holdings, Inc. (a)	237,900	14,904
Dollar General Corp.	17,600	3,539
Performance Food Group Co. (a)	163,000	9,012
Target Corp.	70,200	9,191
		43,788
Personal Care Products - 0.2%
Kenvue, Inc.	254,500	6,385
TOTAL CONSUMER STAPLES		117,643
ENERGY - 5.4%
Energy Equipment & Services - 1.4%
Baker Hughes Co. Class A	368,000	10,028
Halliburton Co.	176,300	5,051
Schlumberger Ltd.	421,300	18,044
TechnipFMC PLC (a)	552,900	7,265
		40,388
Oil, Gas & Consumable Fuels - 4.0%
Antero Resources Corp. (a)	311,400	6,356
Canadian Natural Resources Ltd.	253,400	13,651
Cheniere Energy, Inc.	87,900	12,286
Exxon Mobil Corp.	551,900	56,393
Hess Corp.	138,000	17,480
Valero Energy Corp.	101,700	10,886
		117,052
TOTAL ENERGY		157,440
FINANCIALS - 10.0%
Banks - 2.8%
Bank of America Corp.	1,042,800	28,979
JPMorgan Chase & Co.	134,800	18,294
PNC Financial Services Group, Inc.	81,200	9,405
Wells Fargo & Co.	659,300	26,247
		82,925
Capital Markets - 1.0%
Coinbase Global, Inc. (a)(c)	40,500	2,519
Morgan Stanley	241,000	19,704
State Street Corp.	118,900	8,088
		30,311
Financial Services - 3.5%
Block, Inc. Class A (a)	183,400	11,076
Fiserv, Inc. (a)	232,501	26,084
Radian Group, Inc.	226,123	5,775
Shift4 Payments, Inc. (a)	138,200	8,668
Visa, Inc. Class A	220,600	48,759
		100,362
Insurance - 2.7%
Arch Capital Group Ltd. (a)	165,000	11,501
Chubb Ltd.	180,909	33,613
First American Financial Corp.	121,700	6,685
Hiscox Ltd.	639,207	9,319
Marsh & McLennan Companies, Inc.	57,500	9,958
RenaissanceRe Holdings Ltd.	34,400	6,480
		77,556
TOTAL FINANCIALS		291,154
HEALTH CARE - 12.4%
Biotechnology - 1.2%
Gilead Sciences, Inc.	136,700	10,518
Legend Biotech Corp. ADR (a)	95,200	6,109
Regeneron Pharmaceuticals, Inc. (a)	22,500	16,550
		33,177
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	551,000	28,365
GE Healthcare Holding LLC	125,137	9,950
Hologic, Inc. (a)	141,200	11,139
Masimo Corp. (a)	104,500	16,912
Stryker Corp.	63,500	17,499
		83,865
Health Care Providers & Services - 2.8%
agilon health, Inc. (a)	504,200	10,023
Centene Corp. (a)	154,500	9,642
Cigna Group	49,400	12,222
LifeStance Health Group, Inc. (a)	343,654	2,815
UnitedHealth Group, Inc.	95,900	46,726
		81,428
Health Care Technology - 0.1%
Evolent Health, Inc. (d)	142,400	3,942
Life Sciences Tools & Services - 1.9%
Danaher Corp.	54,400	12,491
IQVIA Holdings, Inc. (a)	47,800	9,412
Thermo Fisher Scientific, Inc.	43,600	22,169
West Pharmaceutical Services, Inc.	35,800	11,980
		56,052
Pharmaceuticals - 3.5%
AstraZeneca PLC (United Kingdom)	115,300	16,794
Eli Lilly & Co.	135,100	58,020
Merck & Co., Inc.	120,400	13,293
Novo Nordisk A/S Series B	30,500	4,908
UCB SA	77,100	6,718
		99,733
TOTAL HEALTH CARE		358,197
INDUSTRIALS - 13.6%
Aerospace & Defense - 4.3%
BWX Technologies, Inc.	110,700	6,677
Howmet Aerospace, Inc.	364,900	15,599
Lockheed Martin Corp.	46,200	20,513
Northrop Grumman Corp.	32,800	14,284
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	585,890	45,114
Class C (a)(d)(e)	8,180	630
The Boeing Co. (a)	108,400	22,298
		125,115
Building Products - 0.7%
Builders FirstSource, Inc. (a)	101,000	11,711
Fortune Brands Home & Security, Inc.	131,600	7,955
		19,666
Construction & Engineering - 1.1%
Quanta Services, Inc.	102,200	18,149
Willscot Mobile Mini Holdings (a)	288,300	12,420
		30,569
Electrical Equipment - 1.4%
Eaton Corp. PLC	99,900	17,572
Generac Holdings, Inc. (a)	87,800	9,563
Regal Rexnord Corp.	107,300	13,937
		41,072
Ground Transportation - 0.9%
Uber Technologies, Inc. (a)	720,200	27,317
Industrial Conglomerates - 0.9%
General Electric Co.	258,012	26,196
Machinery - 2.4%
Caterpillar, Inc.	74,200	15,267
Fortive Corp.	105,500	6,869
Ingersoll Rand, Inc.	284,520	16,121
ITT, Inc.	159,600	12,155
Parker Hannifin Corp.	61,800	19,803
		70,215
Professional Services - 1.5%
FTI Consulting, Inc. (a)	73,220	13,766
KBR, Inc.	266,200	15,711
WNS Holdings Ltd. sponsored ADR (a)	176,000	13,675
		43,152
Trading Companies & Distributors - 0.4%
RS GROUP PLC	533,300	5,285
United Rentals, Inc.	15,000	5,007
		10,292
TOTAL INDUSTRIALS		393,594
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 1.1%
Cisco Systems, Inc.	638,500	31,714
Electronic Equipment, Instruments & Components - 1.9%
Flex Ltd. (a)	898,400	22,810
Jabil, Inc.	186,200	16,669
Keysight Technologies, Inc. (a)	91,200	14,756
		54,235
IT Services - 0.7%
MongoDB, Inc. Class A (a)	52,200	15,336
Shopify, Inc. Class A (a)	102,900	5,885
		21,221
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. (a)	354,700	41,929
Analog Devices, Inc.	114,300	20,310
Marvell Technology, Inc.	156,054	9,128
NVIDIA Corp.	144,100	54,519
NXP Semiconductors NV	134,800	24,143
onsemi (a)	294,700	24,637
SolarEdge Technologies, Inc. (a)	31,100	8,858
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	209,200	20,625
Teradyne, Inc.	140,700	14,097
		218,246
Software - 9.4%
Adobe, Inc. (a)	60,000	25,067
Dynatrace, Inc. (a)	386,000	19,682
Microsoft Corp.	523,400	171,888
Oracle Corp.	253,900	26,898
Salesforce, Inc. (a)	71,500	15,972
Workday, Inc. Class A (a)	62,500	13,249
		272,756
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	943,000	167,147
TOTAL INFORMATION TECHNOLOGY		765,319
MATERIALS - 3.9%
Chemicals - 1.1%
Cabot Corp.	92,100	6,307
Celanese Corp. Class A	70,700	7,354
Element Solutions, Inc.	351,700	6,306
LG Chemical Ltd.	12,310	6,450
Westlake Corp.	62,600	6,507
		32,924
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	25,100	9,991
Containers & Packaging - 0.7%
Avery Dennison Corp.	56,500	9,104
O-I Glass, Inc. (a)	533,200	11,048
		20,152
Metals & Mining - 1.7%
Agnico Eagle Mines Ltd. (Canada)	73,200	3,725
Commercial Metals Co.	94,800	4,053
Franco-Nevada Corp.	137,000	19,910
Freeport-McMoRan, Inc.	649,000	22,287
		49,975
TOTAL MATERIALS		113,042
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Essex Property Trust, Inc.	29,500	6,374
Gaming & Leisure Properties	205,383	9,887
Prologis (REIT), Inc.	166,000	20,675
Spirit Realty Capital, Inc.	162,060	6,330
		43,266
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	122,200	9,155
TOTAL REAL ESTATE		52,421
UTILITIES - 1.8%
Electric Utilities - 1.2%
Constellation Energy Corp.	159,700	13,418
Southern Co.	315,200	21,985
		35,403
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	482,800	9,530
Vistra Corp.	305,300	7,318
		16,848
TOTAL UTILITIES		52,251
TOTAL COMMON STOCKS (Cost $2,256,928)		2,831,016

Convertible Preferred Stocks - 0.9%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Bolt Threads, Inc.:
Series D (a)(d)(e)	390,327	113
Series E (a)(d)(e)	522,488	178
		291
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bowery Farming, Inc. Series C1 (a)(d)(e)	161,754	1,508
HEALTH CARE - 0.5%
Biotechnology - 0.5%
National Resilience, Inc. Series B (a)(d)(e)	243,347	14,778
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(d)(e)	7,570	5,829
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series B, 6.00% (a)(d)(e)	49,853	4,338
TOTAL INDUSTRIALS		10,167
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $34,720)		26,744

Money Market Funds - 1.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (f)	31,329,945	31,336
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	14,367,534	14,369
TOTAL MONEY MARKET FUNDS (Cost $45,705)		45,705

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,337,353)	2,903,465
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(5,808)
NET ASSETS - 100.0%	2,897,657

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $76,430,000 or 2.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,143

Bolt Threads, Inc. Series D	12/13/17	6,261

Bolt Threads, Inc. Series E	2/07/20 - 9/02/21	9,224

Bowery Farming, Inc. Series C1	5/18/21	9,746

Evolent Health, Inc.	3/28/23	4,130

National Resilience, Inc. Series B	12/01/20	3,324

Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	5,980

Space Exploration Technologies Corp. Class C	9/11/17	110

Space Exploration Technologies Corp. Series H	8/04/17	1,022

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	117,908	520,792	607,363	1,189	-	(1)	31,336	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	54,894	134,011	174,536	35	-	-	14,369	0.0%
Total	172,802	654,803	781,899	1,224	-	(1)	45,705

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	240,398	230,037	10,361	-
Consumer Discretionary	289,848	260,819	28,738	291
Consumer Staples	119,151	117,643	-	1,508
Energy	157,440	157,440	-	-
Financials	291,154	291,154	-	-
Health Care	372,975	332,553	25,644	14,778
Industrials	403,761	347,850	-	55,911
Information Technology	765,319	765,319	-	-
Materials	113,042	113,042	-	-
Real Estate	52,421	52,421	-	-
Utilities	52,251	52,251	-	-

Money Market Funds	45,705	45,705	-	-
Total Investments in Securities:	2,903,465	2,766,234	64,743	72,488

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Other Investments in Securities
Beginning Balance	$27,140
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(10,563)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$16,577
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2023	$(10,563)
Industrials
Beginning Balance	$54,360
Net Realized Gain (Loss) on Investment Securities	(10,120)
Net Unrealized Gain (Loss) on Investment Securities	14,266
Cost of Purchases	-
Proceeds of Sales	(2,595)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$55,911
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2023	$4,918

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,952) - See accompanying schedule:
Unaffiliated issuers (cost $2,291,648)	$2,857,760
Fidelity Central Funds (cost $45,705)	45,705

Total Investment in Securities (cost $2,337,353)		$2,903,465
Restricted cash		2,519
Foreign currency held at value (cost $162)		161
Receivable for investments sold		9,125
Receivable for fund shares sold		1,839
Dividends receivable		3,543
Distributions receivable from Fidelity Central Funds		148
Other receivables		77
Total assets		2,920,877
Liabilities
Payable for investments purchased
Regular delivery	$4,993
Delayed delivery	149
Payable for fund shares redeemed	1,570
Accrued management fee	1,681
Other affiliated payables	416
Other payables and accrued expenses	52
Collateral on securities loaned	14,359
Total Liabilities		23,220
Net Assets		$2,897,657
Net Assets consist of:
Paid in capital		$2,049,368
Total accumulated earnings (loss)		848,289
Net Assets		$2,897,657
Net Asset Value , offering price and redemption price per share ($2,897,657 ÷ 67,814 shares)		$42.73

Statement of Operations
Amounts in thousands		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$17,692
Income from Fidelity Central Funds (including $35 from security lending)		1,224
Total Income		18,916
Expenses
Management fee
Basic fee	$7,124
Performance adjustment	2,095
Transfer agent fees	2,065
Accounting fees	354
Custodian fees and expenses	30
Independent trustees' fees and expenses	8
Registration fees	48
Audit	43
Legal	3
Miscellaneous	8
Total expenses before reductions	11,778
Expense reductions	(62)
Total expenses after reductions		11,716
Net Investment income (loss)		7,200
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	159,833
Redemptions in-kind	129,509
Foreign currency transactions	208
Total net realized gain (loss)		289,550
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(201,491)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(83)
Total change in net unrealized appreciation (depreciation)		(201,575)
Net gain (loss)		87,975
Net increase (decrease) in net assets resulting from operations		$95,175
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,200	$45,770
Net realized gain (loss)	289,550	64,754
Change in net unrealized appreciation (depreciation)	(201,575)	97,056
Net increase (decrease) in net assets resulting from operations	95,175	207,580
Distributions to shareholders	(98,478)	(214,586)
Share transactions
Proceeds from sales of shares	607,463	141,891
Reinvestment of distributions	92,606	203,394
Cost of shares redeemed	(379,185)	(387,959)
Net increase (decrease) in net assets resulting from share transactions	320,884	(42,674)
Total increase (decrease) in net assets	317,581	(49,680)

Net Assets
Beginning of period	2,580,076	2,629,756
End of period	$2,897,657	$2,580,076

Other Information
Shares
Sold	14,429	3,525
Issued in reinvestment of distributions	2,343	4,871
Redeemed	(9,064)	(9,529)
Net increase (decrease)	7,708	(1,133)

Financial Highlights
Fidelity® New Millennium Fund®

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$42.93	$42.94	$37.77	$38.43	$40.52	$42.70
Income from Investment Operations
Net investment income (loss) A,B	.11	.75	.62	.54	.62	.43
Net realized and unrealized gain (loss)	1.27	2.77	7.70	.45	3.11	.87
Total from investment operations	1.38	3.52	8.32	.99	3.73	1.30
Distributions from net investment income	(.64)	(.85)	(.58)	(.36)	(.39)	(.36)
Distributions from net realized gain	(.94)	(2.68)	(2.56)	(1.29)	(5.43)	(3.12)
Total distributions	(1.58)	(3.53)	(3.15) C	(1.65)	(5.82)	(3.48)
Net asset value, end of period	$42.73	$42.93	$42.94	$37.77	$38.43	$40.52
Total Return D,E	3.52%	8.45%	23.56%	2.60%	12.82%	3.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.87% H	.54%	.49%	.46%	.61%	.64%
Expenses net of fee waivers, if any	.86% H	.54%	.48%	.46%	.61%	.64%
Expenses net of all reductions	.86% H	.54%	.48%	.45%	.61%	.63%
Net investment income (loss)	.53% H	1.83%	1.46%	1.61%	1.72%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$2,898	$2,580	$2,630	$2,331	$2,991	$3,206
Portfolio turnover rate I	87% H,J	12%	19%	22%	34%	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) ADRs, futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$72,488	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	15.8	Increase
			Enterprise value/Revenue multiple (EV/R)	1.5 - 9.0 / 6.9	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$60.73	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$673,948
Gross unrealized depreciation	(107,968)
Net unrealized appreciation (depreciation)	$565,980
Tax cost	$2,337,485

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Millennium Fund	1,720,710	1,162,736

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity New Millennium Fund	5,655	129,509	237,208
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New Millennium Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity New Millennium Fund	$39

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Millennium Fund	153,691	31,538	7,806
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity New Millennium Fund	$3
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity New Millennium Fund	$4	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $61.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® New Millennium Fund®	.86%
Actual		$ 1,000	$ 1,035.20	$ 4.36
Hypothetical- B		$ 1,000	$ 1,020.64	$ 4.33

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity New Millennium Fund

At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704547.125
NMF-SANN-0723

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 20, 2023